AST PRESERVATION ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 83.5%
Affiliated Mutual Funds — 6.9%
AST ClearBridge Dividend Growth Portfolio*	2,233,858	$64,268,083
AST Emerging Markets Equity Portfolio*	419,740	4,021,105
AST High Yield Portfolio*	3,213,480	38,144,013
AST Jennison Large-Cap Growth Portfolio*	394,025	24,472,899
AST Large-Cap Value Portfolio*	1,241,084	56,233,523
AST MFS Growth Portfolio*	588,230	27,635,057
AST Small-Cap Growth Opportunities Portfolio*	676,184	18,534,192
AST Small-Cap Growth Portfolio*	271,381	19,968,238
AST Small-Cap Value Portfolio*	1,149,955	42,720,832
AST T. Rowe Price Large-Cap Growth Portfolio*	358,710	23,994,096
AST T. Rowe Price Natural Resources Portfolio*	885,301	26,072,114
AST Western Asset Emerging Markets Debt Portfolio*	2,112,283	24,650,344

Total Affiliated Mutual Funds (cost $307,794,316)(wd)		370,714,496
Common Stocks — 25.1%
Aerospace & Defense — 0.4%
Airbus SE (France)*	6,925	837,303
Boeing Co. (The)*	3,400	651,100
Curtiss-Wright Corp.	6,400	961,024
Dassault Aviation SA (France)	700	110,837
General Dynamics Corp.	9,860	2,378,035
Hexcel Corp.(a)	2,900	172,463
Howmet Aerospace, Inc.	2,530	90,928
Huntington Ingalls Industries, Inc.	240	47,866
L3Harris Technologies, Inc.	3,980	988,911
Lockheed Martin Corp.	3,905	1,723,667
Northrop Grumman Corp.	6,875	3,074,637
Raytheon Technologies Corp.	65,985	6,537,134
Textron, Inc.	1,340	99,669
TransDigm Group, Inc.*	1,920	1,250,957
		18,924,531
Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.(a)	820	88,322
Deutsche Post AG (Germany)	45,947	2,195,678
DSV A/S (Denmark)	6,268	1,207,854
Expeditors International of Washington, Inc.	1,090	112,444
FedEx Corp.	9,410	2,177,380
United Parcel Service, Inc. (Class B Stock)	24,986	5,358,498
Yamato Holdings Co. Ltd. (Japan)	17,100	320,257
		11,460,433
Airlines — 0.0%
Alaska Air Group, Inc.*	860	49,889
American Airlines Group, Inc.*	4,210	76,832
Copa Holdings SA (Panama) (Class A Stock)*	4,100	342,924
	Shares	Value

Common Stocks (continued)
Airlines (cont’d.)
Delta Air Lines, Inc.*	10,443	$413,230
Southwest Airlines Co.*	3,790	173,582
United Airlines Holdings, Inc.*	2,120	98,283
		1,154,740
Auto Components — 0.1%
Aisin Corp. (Japan)	20,600	704,458
Aptiv PLC*	5,335	638,653
BorgWarner, Inc.	1,560	60,684
Bridgestone Corp. (Japan)	7,700	297,953
Cie Generale des Etablissements Michelin SCA (France)	14,634	1,981,573
Magna International, Inc. (Canada)	872	56,078
Stanley Electric Co. Ltd. (Japan)	26,600	502,373
		4,241,772
Automobiles — 0.6%
Bayerische Motoren Werke AG (Germany)	7,748	667,651
BYD Co. Ltd. (China) (Class H Stock)	4,500	125,543
Ferrari NV (Italy)	6,562	1,422,384
Ford Motor Co.	117,670	1,989,800
General Motors Co.*	19,434	850,043
Hero MotoCorp Ltd. (India)	1,969	59,461
Kia Corp. (South Korea)	1,797	108,776
Mahindra & Mahindra Ltd. (India)	12,765	135,507
Maruti Suzuki India Ltd. (India)	672	66,803
Mazda Motor Corp. (Japan)	14,300	105,106
Mercedes-Benz Group AG (Germany)	13,960	977,363
Suzuki Motor Corp. (Japan)	6,100	208,844
Tesla, Inc.*	19,572	21,090,787
Toyota Motor Corp. (Japan)	93,100	1,682,243
Volkswagen AG (Germany)	542	134,012
		29,624,323
Banks — 1.3%
Absa Group Ltd. (South Africa)	11,373	147,429
Australia & New Zealand Banking Group Ltd. (Australia)	46,791	957,750
Banco Santander SA (Spain)	292,009	993,306
Bank Hapoalim BM (Israel)	192,807	1,908,181
Bank Leumi Le-Israel BM (Israel)	201,644	2,182,984
Bank of America Corp.	166,086	6,846,065
Bank of China Ltd. (China) (Class H Stock)	228,000	91,361
Bank of Ireland Group PLC (Ireland)*	18,497	117,459
Barclays PLC (United Kingdom)	726,175	1,410,807
BNP Paribas SA (France)	26,264	1,498,709
China Construction Bank Corp. (China) (Class H Stock)	449,000	335,772
Citigroup, Inc.	49,882	2,663,699
Citizens Financial Group, Inc.	2,730	123,751
Comerica, Inc.	830	75,057
Commonwealth Bank of Australia (Australia)	5,166	406,092
DBS Group Holdings Ltd. (Singapore)	126,700	3,326,655
DNB Bank ASA (Norway)	14,565	329,290
A1

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
East West Bancorp, Inc.	2,600	$205,452
Erste Group Bank AG (Austria)	8,501	309,352
Fifth Third Bancorp	4,370	188,085
First Republic Bank	1,130	183,173
Hana Financial Group, Inc. (South Korea)	4,446	178,033
HSBC Holdings PLC (United Kingdom)	62,490	428,387
Huntington Bancshares, Inc.	9,280	135,674
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	127,000	77,711
ING Groep NV (Netherlands)	63,920	669,191
Israel Discount Bank Ltd. (Israel) (Class A Stock)	21,860	136,732
JPMorgan Chase & Co.	64,541	8,798,229
KB Financial Group, Inc. (South Korea)	3,120	156,606
KBC Group NV (Belgium)	1,202	86,381
KeyCorp	77,070	1,724,827
Lloyds Banking Group PLC (United Kingdom)	1,178,213	722,801
M&T Bank Corp.	780	132,210
Mediobanca Banca di Credito Finanziario SpA (Italy)	163,555	1,658,530
Mitsubishi UFJ Financial Group, Inc. (Japan)	518,100	3,187,821
National Australia Bank Ltd. (Australia)	69,690	1,654,336
NatWest Group PLC (United Kingdom)	693,942	1,955,916
NU Holdings Ltd. (Brazil) (Class A Stock)*(a)	68,446	528,403
Oversea-Chinese Banking Corp. Ltd. (Singapore)	57,800	524,685
PacWest Bancorp	2,262	97,560
People’s United Financial, Inc.	2,780	55,572
Pinnacle Financial Partners, Inc.	9,078	835,902
PNC Financial Services Group, Inc. (The)	19,942	3,678,302
Regions Financial Corp.	6,120	136,231
Sberbank of Russia PJSC (Russia), ADR^	15,474	1
Signature Bank	5,690	1,669,958
SVB Financial Group*	2,345	1,311,910
Tisco Financial Group PCL (Thailand)	88,400	266,601
Truist Financial Corp.	73,158	4,148,059
U.S. Bancorp	57,995	3,082,434
United Overseas Bank Ltd. (Singapore)	20,400	478,598
Webster Financial Corp.	13,600	763,232
Wells Fargo & Co.	127,876	6,196,871
Wintrust Financial Corp.	2,191	203,610
Zions Bancorp NA	1,030	67,527
		70,049,270
Beverages — 0.4%
Ambev SA (Brazil)	31,800	103,661
Brown-Forman Corp. (Class B Stock)	1,180	79,083
Carlsberg A/S (Denmark) (Class B Stock)	1,804	221,052
Coca-Cola Co. (The)	112,846	6,996,452
Coca-Cola HBC AG (Italy)*	4,678	97,648
	Shares	Value

Common Stocks (continued)
Beverages (cont’d.)
Constellation Brands, Inc. (Class A Stock)	990	$228,017
Diageo PLC (United Kingdom)	5,944	300,939
Diageo PLC (United Kingdom), ADR	6,891	1,399,838
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (China) (Class A Stock)	2,900	61,385
Keurig Dr. Pepper, Inc.	40,757	1,544,690
Kirin Holdings Co. Ltd. (Japan)	14,700	219,666
Molson Coors Beverage Co. (Class B Stock)	1,220	65,124
Monster Beverage Corp.*	9,177	733,242
PepsiCo, Inc.	39,164	6,555,270
Pernod Ricard SA (France)	4,444	975,626
Remy Cointreau SA (France)	2,551	524,975
Treasury Wine Estates Ltd. (Australia)	14,700	126,646
		20,233,314
Biotechnology — 0.4%
AbbVie, Inc.	61,375	9,949,501
Amgen, Inc.	5,367	1,297,848
Argenx SE (Netherlands), ADR*	2,174	685,484
Biogen, Inc.*	2,060	433,836
BioMarin Pharmaceutical, Inc.*	831	64,070
Gilead Sciences, Inc.	19,200	1,141,440
Horizon Therapeutics PLC*	7,100	746,991
Incyte Corp.*	1,220	96,892
Moderna, Inc.*(a)	6,090	1,049,064
Regeneron Pharmaceuticals, Inc.*	2,564	1,790,749
Sarepta Therapeutics, Inc.*	10,500	820,260
United Therapeutics Corp.*	2,200	394,702
Vertex Pharmaceuticals, Inc.*	12,380	3,230,809
		21,701,646
Building Products — 0.2%
A.O. Smith Corp.	850	54,307
AGC, Inc. (Japan)	3,200	128,102
Allegion PLC	580	63,672
Armstrong World Industries, Inc.	5,700	513,057
Carlisle Cos., Inc.	5,600	1,377,152
Carrier Global Corp.	5,320	244,028
Cie de Saint-Gobain (France)	35,278	2,098,294
Fortune Brands Home & Security, Inc.	9,270	688,576
Johnson Controls International PLC	23,154	1,518,208
Kingspan Group PLC (Ireland)	2,682	263,112
Lixil Corp. (Japan)	4,800	89,108
Masco Corp.	1,580	80,580
Owens Corning	4,700	430,050
Trane Technologies PLC	4,862	742,427
Xinyi Glass Holdings Ltd. (Hong Kong)	41,000	98,329
		8,389,002
Capital Markets — 0.8%
3i Group PLC (United Kingdom)	108,980	1,982,885
abrdn PLC (United Kingdom)	37,650	105,702
Ameriprise Financial, Inc.	8,561	2,571,382
Bank of New York Mellon Corp. (The)	22,100	1,096,823
BlackRock, Inc.	2,167	1,655,956

A2

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Capital Markets (cont’d.)
Blackstone, Inc.	4,979	$632,034
Carlyle Group, Inc. (The)	21,900	1,071,129
Cboe Global Markets, Inc.	11,790	1,349,012
Charles Schwab Corp. (The)	14,423	1,216,003
CME Group, Inc.	6,525	1,552,037
Daiwa Securities Group, Inc. (Japan)	77,805	439,320
FactSet Research Systems, Inc.	710	308,247
Franklin Resources, Inc.	1,930	53,886
Goldman Sachs Group, Inc. (The)	15,435	5,095,093
Intercontinental Exchange, Inc.	18,990	2,508,959
Invesco Ltd.	2,340	53,960
Janus Henderson Group PLC	6,600	231,132
KKR & Co., Inc.	6,528	381,692
Macquarie Group Ltd. (Australia)	20,615	3,101,809
MarketAxess Holdings, Inc.	205	69,741
Moody’s Corp.	1,505	507,802
Morgan Stanley	43,950	3,841,230
Morningstar, Inc.	800	218,536
MSCI, Inc.	2,480	1,247,142
Nasdaq, Inc.	720	128,304
Northern Trust Corp.	2,755	320,820
Partners Group Holding AG (Switzerland)	389	482,352
Pinnacle Investment Management Group Ltd. (Australia)	11,766	92,623
Raymond James Financial, Inc.	13,090	1,438,722
S&P Global, Inc.(a)	6,461	2,650,173
SBI Holdings, Inc. (Japan)	63,900	1,609,215
St. James’s Place PLC (United Kingdom)	3,490	66,070
State Street Corp.	25,760	2,244,211
Stifel Financial Corp.	10,500	712,950
T. Rowe Price Group, Inc.	3,468	524,327
UBS Group AG (Switzerland)	197,503	3,857,235
		45,418,514
Chemicals — 0.4%
Air Products & Chemicals, Inc.	3,404	850,694
Albemarle Corp.	680	150,382
Arkema SA (France)	1,104	131,985
Celanese Corp.	5,200	742,924
CF Industries Holdings, Inc.	15,170	1,563,420
Corteva, Inc.	4,520	259,810
Covestro AG (Germany), 144A	31,246	1,576,011
Dow, Inc.	11,336	722,330
DuPont de Nemours, Inc.	36,957	2,719,296
Eastman Chemical Co.	4,293	481,074
Ecolab, Inc.	1,530	270,137
FMC Corp.	800	105,256
Givaudan SA (Switzerland)	136	561,171
International Flavors & Fragrances, Inc.	1,610	211,441
Linde PLC (United Kingdom) (NYSE)	5,726	1,829,056
Linde PLC (United Kingdom) (BATE)	993	317,125
LyondellBasell Industries NV (Class A Stock)	1,600	164,512
Mitsubishi Chemical Holdings Corp. (Japan)	21,600	143,634
	Shares	Value

Common Stocks (continued)
Chemicals (cont’d.)
Mitsubishi Gas Chemical Co., Inc. (Japan)	6,900	$116,747
Mitsui Chemicals, Inc. (Japan)	57,600	1,447,374
Mosaic Co. (The)	2,360	156,940
Nitto Denko Corp. (Japan)	5,600	401,569
PPG Industries, Inc.	8,657	1,134,673
Sherwin-Williams Co. (The)	1,500	374,430
Shin-Etsu Chemical Co. Ltd. (Japan)	5,900	899,929
Solvay SA (Belgium)	1,305	128,477
Sumitomo Chemical Co. Ltd. (Japan)	113,900	520,739
Symrise AG (Germany)	3,459	414,968
Tosoh Corp. (Japan)	81,600	1,205,685
Westlake Corp.	15,000	1,851,000
Yara International ASA (Brazil)	35,173	1,757,546
		23,210,335
Commercial Services & Supplies — 0.1%
Cintas Corp.	930	395,613
Clean Harbors, Inc.*	3,100	346,084
Copart, Inc.*	14,360	1,801,749
Republic Services, Inc.	3,144	416,580
Rollins, Inc.	1,550	54,327
Securitas AB (Sweden) (Class B Stock)	7,259	81,964
Waste Management, Inc.	3,780	599,130
		3,695,447
Communications Equipment — 0.2%
Arista Networks, Inc.*	11,680	1,623,286
Ciena Corp.*	1,785	108,225
Cisco Systems, Inc.	68,684	3,829,820
CommScope Holding Co., Inc.*	24,600	193,848
F5, Inc.*	330	68,953
Juniper Networks, Inc.	2,110	78,408
Motorola Solutions, Inc.	1,040	251,888
Nokia OYJ (Finland)*	173,196	952,553
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	139,982	1,275,900
Ubiquiti, Inc.(a)	1,500	436,740
		8,819,621
Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	3,920	105,630
Eiffage SA (France)	1,378	141,455
Kajima Corp. (Japan)	93,700	1,138,795
Obayashi Corp. (Japan)	15,400	113,077
Quanta Services, Inc.	910	119,765
Skanska AB (Sweden) (Class B Stock)	60,788	1,358,200
Vinci SA (France)	8,993	921,233
		3,898,155
Construction Materials — 0.0%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	24,500	125,275
Eagle Materials, Inc.	11,200	1,437,632
HeidelbergCement AG (Germany)	2,404	136,587
Martin Marietta Materials, Inc.	375	144,334

A3

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Construction Materials (cont’d.)
Vulcan Materials Co.	2,117	$388,893
		2,232,721
Consumer Finance — 0.1%
AEON Financial Service Co. Ltd. (Japan)	12,700	124,991
American Express Co.	18,076	3,380,212
Capital One Financial Corp.	27,106	3,558,747
Discover Financial Services	3,790	417,620
SLM Corp.	18,116	332,610
Synchrony Financial	3,250	113,132
		7,927,312
Containers & Packaging — 0.1%
Amcor PLC(a)	9,860	111,714
Avery Dennison Corp.	490	85,245
Ball Corp.	2,000	180,000
Berry Global Group, Inc.*	4,500	260,820
Crown Holdings, Inc.	17,565	2,197,206
International Paper Co.	2,480	114,452
Packaging Corp. of America	610	95,227
Sealed Air Corp.	960	64,282
Smurfit Kappa Group PLC (Ireland)	26,892	1,193,833
Transcontinental, Inc. (Canada) (Class A Stock)	14,670	205,003
Westrock Co.	10,440	490,993
		4,998,775
Distributors — 0.0%
Genuine Parts Co.	920	115,938
LKQ Corp.	22,880	1,038,981
Pool Corp.	230	97,256
		1,252,175
Diversified Consumer Services — 0.0%
IDP Education Ltd. (Australia)	4,893	114,599
Service Corp. International	13,905	915,227
		1,029,826
Diversified Financial Services — 0.3%
Apollo Global Management, Inc.	8,947	554,624
Berkshire Hathaway, Inc. (Class B Stock)*	33,375	11,778,371
Chailease Holding Co. Ltd. (Taiwan)	27,000	237,254
Equitable Holdings, Inc.	10,600	327,646
EXOR NV (Netherlands)	1,700	129,427
Industrivarden AB (Sweden) (Class C Stock)	3,460	96,637
Investor AB (Sweden) (Class A Stock)	8,208	191,605
Investor AB (Sweden) (Class B Stock)	29,862	650,639
ORIX Corp. (Japan)	19,600	389,409
		14,355,612
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	81,990	1,937,424
Deutsche Telekom AG (Germany)	55,204	1,033,786
	Shares	Value

Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Hellenic Telecommunications Organization SA (Greece)	10,717	$193,910
Koninklijke KPN NV (Netherlands)	388,296	1,350,005
Lumen Technologies, Inc.	6,200	69,874
Nippon Telegraph & Telephone Corp. (Japan)	20,800	604,390
Orange SA (France)	33,984	401,313
Spark New Zealand Ltd. (New Zealand)	31,860	101,024
Telefonica Deutschland Holding AG (Germany)	363,790	991,492
Telefonica SA (Spain)	89,318	432,161
Telkom Indonesia Persero Tbk PT (Indonesia)	781,500	248,477
Verizon Communications, Inc.	96,005	4,890,495
		12,254,351
Electric Utilities — 0.4%
Alliant Energy Corp.	1,650	103,092
American Electric Power Co., Inc.	3,120	311,282
Constellation Energy Corp.	2,136	120,150
Duke Energy Corp.	4,780	533,735
Edison International	12,230	857,323
Electricite de France SA (France)(a)	43,095	405,464
Endesa SA (Spain)	83,376	1,815,800
Enel SpA (Italy)	138,941	927,944
Energisa SA (Brazil), UTS	25,600	262,557
Entergy Corp.	1,220	142,435
Evergy, Inc.	1,500	102,510
Eversource Energy	2,200	194,018
Exelon Corp.	48,100	2,291,003
FirstEnergy Corp.	3,490	160,051
Fortum OYJ (Finland)	7,507	135,926
Hawaiian Electric Industries, Inc.	32,060	1,356,459
Iberdrola SA (Spain)	136,855	1,495,102
Kansai Electric Power Co., Inc. (The) (Japan)	11,000	103,634
NextEra Energy, Inc.	51,002	4,320,379
NRG Energy, Inc.(a)	18,090	693,932
PG&E Corp.*	43,400	518,196
Pinnacle West Capital Corp.	770	60,137
Power Assets Holdings Ltd. (Hong Kong)	24,000	156,277
PPL Corp.	47,660	1,361,170
Red Electrica Corp. SA (Spain)	28,316	582,435
Southern Co. (The)	16,490	1,195,690
SSE PLC (United Kingdom)	74,603	1,711,640
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	32,101	298,554
Xcel Energy, Inc.	15,413	1,112,356
		23,329,251
Electrical Equipment — 0.2%
AMETEK, Inc.	14,410	1,919,124
Contemporary Amperex Technology Co. Ltd. (China) (Class A Stock)	8,068	644,461
Eaton Corp. PLC	17,377	2,637,134

A4

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Electrical Equipment (cont’d.)
Emerson Electric Co.	20,490	$2,009,044
Generac Holdings, Inc.*	395	117,418
Hubbell, Inc.	4,000	735,080
Legrand SA (France)	2,039	193,812
Rockwell Automation, Inc.	710	198,821
Schneider Electric SE	12,648	2,123,609
		10,578,503
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp. (Class A Stock)	3,730	281,056
CDW Corp.	860	153,845
Corning, Inc.	75,457	2,785,118
Hon Hai Precision Industry Co. Ltd. (Taiwan)	36,000	132,629
Ibiden Co. Ltd. (Japan)	2,100	102,799
IPG Photonics Corp.*	250	27,440
Jabil, Inc.	6,200	382,726
Keyence Corp. (Japan)	1,570	731,060
Keysight Technologies, Inc.*	1,120	176,926
TD SYNNEX Corp.	9,500	980,495
TE Connectivity Ltd. (Switzerland)	2,020	264,580
Teledyne Technologies, Inc.*	260	122,884
Trimble, Inc.*	4,310	310,923
Zebra Technologies Corp. (Class A Stock)*	2,815	1,164,565
		7,617,046
Energy Equipment & Services — 0.1%
Baker Hughes Co.	12,091	440,233
Halliburton Co.	46,720	1,769,287
Schlumberger NV	40,526	1,674,129
		3,883,649
Entertainment — 0.3%
Activision Blizzard, Inc.	22,340	1,789,657
DeNA Co. Ltd. (Japan)*	11,800	178,707
Electronic Arts, Inc.	1,790	226,453
GungHo Online Entertainment, Inc. (Japan)	12,400	263,859
Kingsoft Corp. Ltd. (China)	16,600	52,983
Konami Holdings Corp. (Japan)	1,837	115,841
Live Nation Entertainment, Inc.*	860	101,170
NetEase, Inc. (China), ADR	2,598	233,015
Netflix, Inc.*	14,120	5,289,211
Nintendo Co. Ltd. (Japan)	5,200	2,618,033
Sea Ltd. (Taiwan), ADR*(a)	2,607	312,292
Take-Two Interactive Software, Inc.*(a)	3,040	467,370
Walt Disney Co. (The)*	45,029	6,176,178
		17,824,769
Equity Real Estate Investment Trusts (REITs) — 0.7%
Alexandria Real Estate Equities, Inc.(a)	8,626	1,735,982
American Campus Communities, Inc.	15,750	881,527
American Tower Corp.	2,830	710,953
AvalonBay Communities, Inc.	11,895	2,954,361
Boston Properties, Inc.	2,350	302,680
Cousins Properties, Inc.	5,034	202,820
	Shares	Value

Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Crown Castle International Corp.	2,680	$494,728
Dexus (Australia)	257,209	2,095,823
Digital Realty Trust, Inc.	1,750	248,150
Duke Realty Corp.	2,440	141,666
EPR Properties	17,000	930,070
Equinix, Inc.	1,250	927,025
Equity Residential	11,000	989,120
Essex Property Trust, Inc.	395	136,465
Extra Space Storage, Inc.	4,340	892,304
Federal Realty Investment Trust	440	53,711
Gaming & Leisure Properties, Inc.	13,097	614,642
Goodman Group (Australia)	39,487	670,353
Healthpeak Properties, Inc.	3,460	118,782
Host Hotels & Resorts, Inc.	74,670	1,450,838
Iron Mountain, Inc.	1,890	104,725
Japan Real Estate Investment Corp. (Japan)	22	115,260
Kilroy Realty Corp.	2,700	206,334
Kimco Realty Corp.	4,030	99,541
Lamar Advertising Co. (Class A Stock)	13,000	1,510,340
Link REIT (Hong Kong)	64,200	546,930
Mid-America Apartment Communities, Inc.	680	142,426
Prologis, Inc.	38,313	6,186,783
Public Storage	2,050	800,074
Realty Income Corp.	9,220	638,946
Regency Centers Corp.	990	70,627
SBA Communications Corp.	1,726	593,917
Simon Property Group, Inc.	9,340	1,228,770
Stockland (Australia)	491,583	1,555,199
UDR, Inc.	1,910	109,577
Ventas, Inc.	5,717	353,082
VICI Properties, Inc.	55,100	1,568,146
Vornado Realty Trust	1,090	49,399
Welltower, Inc.	6,700	644,138
Weyerhaeuser Co.	51,840	1,964,736
		35,040,950
Food & Staples Retailing — 0.4%
Albertson’s Cos., Inc. (Class A Stock)	17,100	568,575
BIM Birlesik Magazalar A/S (Turkey)	20,295	117,002
Carrefour SA (France)	10,509	227,641
Coles Group Ltd. (Australia)	22,500	300,558
Costco Wholesale Corp.	9,255	5,329,492
Endeavour Group Ltd. (Australia)	22,425	121,599
J Sainsbury PLC (United Kingdom)	28,592	94,937
Jeronimo Martins SGPS SA (Portugal)	4,740	113,718
Kesko OYJ (Finland) (Class B Stock)	15,380	423,162
Koninklijke Ahold Delhaize NV (Netherlands)	79,765	2,560,235
Kroger Co. (The)	16,960	972,995
Loblaw Cos. Ltd. (Canada)	3,247	291,364
Seven & i Holdings Co. Ltd. (Japan)	2,300	109,375
Sugi Holdings Co. Ltd. (Japan)	1,500	74,339
Sysco Corp.(a)	18,122	1,479,661
Tesco PLC (United Kingdom)	359,212	1,300,238
Walgreens Boots Alliance, Inc.	28,760	1,287,585

A5

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Food & Staples Retailing (cont’d.)
Wal-Mart de Mexico SAB de CV (Mexico)	46,131	$189,047
Walmart, Inc.	36,446	5,427,538
Woolworths Group Ltd. (Australia)	14,184	394,162
		21,383,223
Food Products — 0.4%
Archer-Daniels-Midland Co.	19,470	1,757,362
Bunge Ltd.	5,600	620,536
Campbell Soup Co.	1,310	58,387
Conagra Brands, Inc.	3,080	103,396
General Mills, Inc.	3,750	253,950
Gruma SAB de CV (Mexico) (Class B Stock)	8,682	108,859
Hershey Co. (The)	8,317	1,801,712
Hormel Foods Corp.	1,840	94,834
Inghams Group Ltd. (Australia)	47,704	108,883
Ingredion, Inc.(a)	2,400	209,160
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	20,800	120,239
J.M. Smucker Co. (The)	700	94,787
JBS SA	17,941	141,273
Kellogg Co.	1,660	107,053
Kraft Heinz Co. (The)	49,440	1,947,442
Lamb Weston Holdings, Inc.(a)	6,249	374,378
McCormick & Co., Inc.	1,580	157,684
Mondelez International, Inc. (Class A Stock)	23,303	1,462,962
Nestle SA (Switzerland)	48,830	6,339,935
Orkla ASA (Norway)	39,632	351,944
Tyson Foods, Inc. (Class A Stock)	24,980	2,238,957
Viscofan SA (Spain)	1,060	63,004
WH Group Ltd. (Hong Kong), 144A	150,000	94,200
Wilmar International Ltd. (China)	568,700	1,971,080
		20,582,017
Gas Utilities — 0.0%
Atmos Energy Corp.	5,460	652,415
Enagas SA (Spain)	5,313	117,989
Osaka Gas Co. Ltd. (Japan)	33,800	579,022
Snam SpA (Italy)	35,325	203,698
UGI Corp.	16,800	608,496
		2,161,620
Health Care Equipment & Supplies — 0.6%
Abbott Laboratories	64,463	7,629,841
ABIOMED, Inc.*	280	92,747
Alcon, Inc. (Switzerland) (BATE)	9,320	738,259
Alcon, Inc. (Switzerland) (NYSE)(a)	6,330	502,159
Align Technology, Inc.*	430	187,480
Baxter International, Inc.	12,690	983,983
Becton, Dickinson & Co.	3,243	862,638
Boston Scientific Corp.*	80,765	3,577,082
Cooper Cos., Inc. (The)	285	119,013
DENTSPLY SIRONA, Inc.	1,440	70,877
Dexcom, Inc.*	1,720	879,952
Edwards Lifesciences Corp.*	26,180	3,081,910
	Shares	Value

Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Envista Holdings Corp.*	2,210	$107,649
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	17,508	294,363
Getinge AB (Sweden) (Class B Stock)	3,915	156,406
Hologic, Inc.*	23,760	1,825,243
IDEXX Laboratories, Inc.*	505	276,265
Intuitive Surgical, Inc.*	5,820	1,755,778
Medtronic PLC	40,746	4,520,769
Menicon Co. Ltd. (Japan)	15,094	361,003
Olympus Corp. (Japan)	3,500	66,642
ResMed, Inc.	880	213,409
Sonova Holding AG (Switzerland)	1,081	449,780
STERIS PLC	1,459	352,742
Straumann Holding AG (Switzerland)	604	964,355
Stryker Corp.	6,586	1,760,767
Teleflex, Inc.	275	97,578
Zimmer Biomet Holdings, Inc.	1,270	162,433
		32,091,123
Health Care Providers & Services — 0.7%
AmerisourceBergen Corp.	3,061	473,567
Amplifon SpA (Italy)	9,304	414,212
Anthem, Inc.	6,905	3,391,874
Cardinal Health, Inc.	1,810	102,627
Centene Corp.*	35,127	2,957,342
Cigna Corp.	12,880	3,086,177
CVS Health Corp.	45,751	4,630,459
DaVita, Inc.*	420	47,506
Fresenius SE & Co. KGaA (Germany)	7,029	258,258
HCA Healthcare, Inc.	2,190	548,858
Henry Schein, Inc.*	900	78,471
Humana, Inc.	785	341,609
Laboratory Corp. of America Holdings*	3,375	889,853
McKesson Corp.	4,740	1,451,056
Medipal Holdings Corp. (Japan)	78,600	1,292,948
Molina Healthcare, Inc.*	6,348	2,117,629
Quest Diagnostics, Inc.	740	101,276
Sonic Healthcare Ltd. (Australia)	79,491	2,102,393
UnitedHealth Group, Inc.	22,621	11,536,031
Universal Health Services, Inc. (Class B Stock)	480	69,576
		35,891,722
Health Care Technology — 0.0%
Cerner Corp.	1,880	175,893
Definitive Healthcare Corp.*	4,230	104,269
Veeva Systems, Inc. (Class A Stock)*	1,700	361,182
		641,344
Hotels, Restaurants & Leisure — 0.5%
Aristocrat Leisure Ltd. (Australia)	12,513	338,968
Booking Holdings, Inc.*	653	1,533,538
Caesars Entertainment, Inc.*	1,400	108,304
Carnival Corp.*(a)	5,270	106,559
Chipotle Mexican Grill, Inc.*	178	281,601
Choice Hotels International, Inc.	3,500	496,160
Churchill Downs, Inc.	1,500	332,670

A6

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Compass Group PLC (United Kingdom)	91,794	$1,975,771
Darden Restaurants, Inc.	830	110,349
Domino’s Pizza, Inc.	205	83,437
Entain PLC (United Kingdom)*	7,110	152,518
Evolution AB (Sweden), 144A	2,768	284,809
Expedia Group, Inc.*	940	183,930
Greggs PLC (United Kingdom)	5,911	189,422
Hilton Worldwide Holdings, Inc.*	12,210	1,852,745
InterContinental Hotels Group PLC (United Kingdom)	3,104	210,613
La Francaise des Jeux SAEM (France), 144A	11,445	454,202
Las Vegas Sands Corp.*	39,560	1,537,697
Marriott International, Inc. (Class A Stock)*	4,975	874,356
McDonald’s Corp.	31,464	7,780,418
McDonald’s Holdings Co. Japan Ltd. (Japan)	42,128	1,752,441
MGM Resorts International	19,098	800,970
Norwegian Cruise Line Holdings Ltd.*(a)	2,540	55,575
Penn National Gaming, Inc.*(a)	1,140	48,359
Planet Fitness, Inc. (Class A Stock)*	6,400	540,672
Royal Caribbean Cruises Ltd.*(a)	4,440	371,983
Sodexo SA (France)	1,564	127,220
Starbucks Corp.	28,930	2,631,762
Tabcorp Holdings Ltd. (Australia)	111,455	442,747
Wyndham Hotels & Resorts, Inc.	17,047	1,443,710
Wynn Resorts Ltd.*	720	57,413
Yum China Holdings, Inc. (China)	2,792	115,980
Yum! Brands, Inc.	4,489	532,081
		27,808,980
Household Durables — 0.1%
Barratt Developments PLC (United Kingdom)	17,498	119,557
Berkeley Group Holdings PLC (United Kingdom)*	2,037	99,948
D.R. Horton, Inc.	8,813	656,657
Electrolux AB (Sweden) (Class B Stock)	5,460	82,604
Garmin Ltd.	960	113,866
Lennar Corp. (Class A Stock)	13,230	1,073,879
Mohawk Industries, Inc.*	340	42,228
Newell Brands, Inc.	2,460	52,669
NVR, Inc.*	19	84,878
PulteGroup, Inc.	8,980	376,262
Sony Group Corp. (Japan)	16,900	1,740,130
Toll Brothers, Inc.	24,073	1,131,912
Whirlpool Corp.(a)	350	60,473
		5,635,063
Household Products — 0.2%
Church & Dwight Co., Inc.	1,560	155,033
Clorox Co. (The)	740	102,882
Colgate-Palmolive Co.	7,540	571,758
	Shares	Value

Common Stocks (continued)
Household Products (cont’d.)
Essity AB (Sweden) (Class B Stock)	10,584	$249,739
Henkel AG & Co. KGaA (Germany)	1,799	118,690
Kimberly-Clark Corp.	3,470	427,365
Procter & Gamble Co. (The)	60,551	9,252,193
		10,877,660
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	54,450	1,400,999
Vistra Corp.	10,800	251,100
		1,652,099
Industrial Conglomerates — 0.2%
3M Co.	3,550	528,524
CK Hutchison Holdings Ltd. (United Kingdom)	43,000	314,968
DCC PLC (United Kingdom)	9,311	726,407
General Electric Co.	6,830	624,945
Hitachi Ltd. (Japan)	6,700	335,943
Honeywell International, Inc.	15,860	3,086,039
Jardine Matheson Holdings Ltd. (Hong Kong)	3,600	197,420
Lifco AB (Sweden) (Class B Stock)	5,208	132,467
Roper Technologies, Inc.	5,235	2,472,124
Siemens AG (Germany)	8,281	1,141,793
Smiths Group PLC (United Kingdom)	6,552	124,734
		9,685,364
Insurance — 0.7%
Admiral Group PLC (United Kingdom)	25,018	841,637
Aflac, Inc.	3,920	252,409
Ageas SA/NV (Belgium)	2,886	145,552
AIA Group Ltd. (Hong Kong)	30,600	319,473
Alleghany Corp.*	370	313,390
Allianz SE (Germany)	14,821	3,531,637
Allstate Corp. (The)	1,830	253,473
American Financial Group, Inc.	1,200	174,744
American International Group, Inc.	33,450	2,099,656
Aon PLC (Class A Stock)	3,470	1,129,936
Arch Capital Group Ltd.*	42,000	2,033,640
Arthur J. Gallagher & Co.	3,209	560,291
Assurant, Inc.	440	80,005
AXA SA (France)	31,804	929,410
Axis Capital Holdings Ltd.	5,105	308,699
Brown & Brown, Inc.	1,670	120,691
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	112,200	270,889
Chubb Ltd.	22,280	4,765,692
Cincinnati Financial Corp.	1,040	141,398
Everest Re Group Ltd.	265	79,866
Fairfax Financial Holdings Ltd. (Canada)	880	480,092
Gjensidige Forsikring ASA (Norway)	14,554	360,920
Globe Life, Inc.	730	73,438
Hartford Financial Services Group, Inc. (The)	6,544	469,925
iA Financial Corp., Inc. (Canada)	2,197	133,579
Japan Post Holdings Co. Ltd. (Japan)	41,000	300,591

A7

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
Japan Post Insurance Co. Ltd. (Japan)	91,000	$1,580,396
Legal & General Group PLC (United Kingdom)	98,600	351,037
Lincoln National Corp.	1,270	83,007
Loews Corp.	1,460	94,637
Manulife Financial Corp. (Canada)	23,210	494,963
Markel Corp.*	400	590,096
Marsh & McLennan Cos., Inc.	22,563	3,845,186
Medibank Private Ltd. (Australia)	44,525	102,146
MetLife, Inc.	47,223	3,318,832
NN Group NV (Netherlands)	30,155	1,525,748
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	176,000	178,929
Poste Italiane SpA (Italy), 144A	18,370	207,919
Principal Financial Group, Inc.	1,760	129,202
Progressive Corp. (The)	8,483	966,977
Reinsurance Group of America, Inc.	3,100	339,326
RenaissanceRe Holdings Ltd. (Bermuda)	2,162	342,699
Sampo OYJ (Finland) (Class A Stock)	8,092	395,592
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	1,691	304,055
Sompo Holdings, Inc. (Japan)	5,000	218,462
Suncorp Group Ltd. (Australia)	52,460	433,484
Swiss Life Holding AG (Switzerland)	528	337,894
T&D Holdings, Inc. (Japan)	9,000	121,577
Travelers Cos., Inc. (The)	1,560	285,059
W.R. Berkley Corp.	13,315	886,646
Willis Towers Watson PLC	780	184,252
Zurich Insurance Group AG (Switzerland)	2,480	1,221,425
		38,710,579
Interactive Media & Services — 1.0%
Alphabet, Inc. (Class A Stock)*	8,426	23,435,655
Alphabet, Inc. (Class C Stock)*	5,525	15,431,270
Auto Trader Group PLC (United Kingdom), 144A	17,075	142,094
carsales.com Ltd. (Australia)	7,886	122,121
Match Group, Inc.*	1,740	189,208
Meta Platforms, Inc. (Class A Stock)*	58,941	13,106,121
NAVER Corp. (South Korea)	266	74,236
SEEK Ltd. (Australia)	6,048	133,247
Snap, Inc. (Class A Stock)*	7,884	283,745
Tencent Holdings Ltd. (China)	8,200	382,620
Twitter, Inc.*	5,120	198,093
		53,498,410
Internet & Direct Marketing Retail — 0.7%
Alibaba Group Holding Ltd. (China), ADR*	2,749	299,091
Amazon.com, Inc.*	9,948	32,429,983
eBay, Inc.	37,400	2,141,524
Etsy, Inc.*	790	98,181
JD.com, Inc. (China), ADR*	1,976	114,351
JD.com, Inc. (China) (Class A Stock)*	414	11,938
MercadoLibre, Inc. (Brazil)*	1,117	1,328,649
	Shares	Value

Common Stocks (continued)
Internet & Direct Marketing Retail (cont’d.)
ZOZO, Inc. (Japan)	31,800	$850,302
		37,274,019
IT Services — 0.9%
Accenture PLC (Class A Stock)	15,512	5,231,112
Adyen NV (Netherlands), 144A*	879	1,740,980
Akamai Technologies, Inc.*	1,040	124,166
Automatic Data Processing, Inc.	14,210	3,233,343
Broadridge Financial Solutions, Inc.	700	108,997
Capgemini SE (France)	10,131	2,253,493
Cognizant Technology Solutions Corp. (Class A Stock)	17,550	1,573,708
Computershare Ltd. (Australia)	9,324	170,629
Concentrix Corp.	6,700	1,115,952
Dlocal Ltd. (Uruguay)*(a)	9,862	308,286
DXC Technology Co.*	1,630	53,187
EPAM Systems, Inc.*	1,400	415,254
Fidelity National Information Services, Inc.	9,026	906,391
Fiserv, Inc.*	6,990	708,786
FleetCor Technologies, Inc.*	1,273	317,053
Fujitsu Ltd. (Japan)	16,100	2,410,731
Gartner, Inc.*	6,107	1,816,588
Genpact Ltd.	5,900	256,709
Global Payments, Inc.	1,770	242,207
Globant SA*	4,522	1,185,081
GMO Payment Gateway, Inc. (Japan)	1,153	118,412
GoDaddy, Inc. (Class A Stock)*	3,500	292,950
International Business Machines Corp.	7,888	1,025,598
Jack Henry & Associates, Inc.	1,558	307,004
Mastercard, Inc. (Class A Stock)	25,635	9,161,436
NEC Corp. (Japan)	4,000	167,965
NTT Data Corp. (Japan)	10,600	208,222
Paychex, Inc.	1,980	270,211
PayPal Holdings, Inc.*	14,310	1,654,951
Shopify, Inc. (Canada) (Class A Stock)*	585	395,437
Snowflake, Inc. (Class A Stock)*	6,500	1,489,345
Tata Consultancy Services Ltd. (India)	9,998	491,988
VeriSign, Inc.*	550	122,353
Visa, Inc. (Class A Stock)	50,492	11,197,611
		51,076,136
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	3,300	249,835
Brunswick Corp.	1,192	96,421
Hasbro, Inc.(a)	830	67,994
Sankyo Co. Ltd. (Japan)	3,500	97,141
Sega Sammy Holdings, Inc. (Japan)	7,600	131,000
Shimano, Inc. (Japan)	1,200	274,045
		916,436
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	1,870	247,457
Bio-Rad Laboratories, Inc. (Class A Stock)*	1,420	799,787
Bio-Techne Corp.	225	97,434

A8

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Life Sciences Tools & Services (cont’d.)
Charles River Laboratories International, Inc.*	260	$73,832
Danaher Corp.	17,798	5,220,687
Eurofins Scientific SE (Luxembourg)	10,405	1,029,018
ICON PLC (Ireland)*	2,191	532,895
Illumina, Inc.*	980	342,412
IQVIA Holdings, Inc.*	10,450	2,416,145
Lonza Group AG (Switzerland)	1,217	881,057
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	20,400	719,508
Mettler-Toledo International, Inc.*	144	197,739
PerkinElmer, Inc.	780	136,079
Sartorius Stedim Biotech (France)	468	192,058
Thermo Fisher Scientific, Inc.	9,887	5,839,757
Waters Corp.*	375	116,396
West Pharmaceutical Services, Inc.	445	182,766
		19,025,027
Machinery — 0.6%
Aalberts NV (Netherlands)	3,438	178,628
Atlas Copco AB (Sweden) (Class A Stock)	11,532	598,495
Atlas Copco AB (Sweden) (Class B Stock)	6,840	308,313
Caterpillar, Inc.	13,818	3,078,927
CNH Industrial NV (United Kingdom)	70,643	1,117,450
Crane Co.	3,300	357,324
Cummins, Inc.	870	178,446
Daifuku Co. Ltd. (Japan)	1,700	121,473
Deere & Co.	11,584	4,812,689
Dover Corp.	7,611	1,194,166
Epiroc AB (Sweden) (Class A Stock)	29,658	632,460
Epiroc AB (Sweden) (Class B Stock)	6,348	114,474
FANUC Corp. (Japan)	3,400	598,762
Fortive Corp.	7,350	447,835
Gates Industrial Corp. PLC*	12,209	183,868
GEA Group AG (Germany)	12,811	526,723
Hitachi Construction Machinery Co. Ltd. (Japan)	46,600	1,208,274
Husqvarna AB (Sweden) (Class B Stock)	7,920	82,506
IDEX Corp.	440	84,361
Illinois Tool Works, Inc.	1,770	370,638
Ingersoll Rand, Inc.	34,120	1,717,942
Kubota Corp. (Japan)	16,400	307,359
MINEBEA MITSUMI, Inc. (Japan)	6,200	135,499
MISUMI Group, Inc. (Japan)	13,000	386,774
NGK Insulators Ltd. (Japan)	80,400	1,147,170
Nordson Corp.	1,230	279,308
Oshkosh Corp.(a)	7,448	749,641
Otis Worldwide Corp.	22,297	1,715,754
PACCAR, Inc.	22,620	1,992,143
Parker-Hannifin Corp.	9,679	2,746,513
Pentair PLC	1,070	58,005
Sandvik AB (Sweden)	19,440	412,835
SKF AB (Sweden) (Class B Stock)	6,588	106,950
Snap-on, Inc.	290	59,589
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
Stanley Black & Decker, Inc.(a)	2,369	$331,163
Techtronic Industries Co. Ltd. (Hong Kong)	78,789	1,267,403
VAT Group AG (Switzerland), 144A	440	167,222
Volvo AB (Sweden) (Class B Stock)	24,096	447,059
Westinghouse Air Brake Technologies Corp.	3,409	327,844
Xylem, Inc.	1,160	98,902
		30,650,887
Marine — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	55	162,583
AP Moller - Maersk A/S (Denmark) (Class B Stock)	640	1,933,902
Kuehne + Nagel International AG (Switzerland)	1,801	510,492
Mitsui OSK Lines Ltd. (Japan)	5,400	150,540
Nippon Yusen KK (Japan)	2,700	236,582
SITC International Holdings Co. Ltd. (China)	453,000	1,590,217
		4,584,316
Media — 0.2%
Charter Communications, Inc. (Class A Stock)*(a)	740	403,685
Comcast Corp. (Class A Stock)	130,110	6,091,750
Dentsu Group, Inc. (Japan)	3,700	151,146
Discovery, Inc. (Class A Stock)*(a)	1,160	28,907
Discovery, Inc. (Class C Stock)*(a)	2,080	51,938
DISH Network Corp. (Class A Stock)*	1,710	54,121
Fox Corp. (Class A Stock)(a)	13,110	517,189
Fox Corp. (Class B Stock)	1,020	37,006
Interpublic Group of Cos., Inc. (The)(a)	13,480	477,866
News Corp. (Class A Stock)	2,680	59,362
News Corp. (Class B Stock)	830	18,692
Omnicom Group, Inc.	1,360	115,437
Paramount Global (Class B Stock)	3,890	147,081
Pearson PLC (United Kingdom)	14,343	141,001
Publicis Groupe SA (France)	21,418	1,299,078
WPP PLC (United Kingdom)	144,274	1,893,435
		11,487,694
Metals & Mining — 0.4%
Anglo American PLC (South Africa)	18,758	984,841
ArcelorMittal SA (Luxembourg)	77,729	2,493,081
BHP Group Ltd. (Australia)	48,416	1,853,885
BlueScope Steel Ltd. (Australia)	135,173	2,086,307
Boliden AB (Sweden)	4,574	230,772
Fortescue Metals Group Ltd. (Australia)	61,973	944,711
Freeport-McMoRan, Inc.	77,595	3,859,575
Glencore PLC (Australia)*	108,971	711,992
Impala Platinum Holdings Ltd. (South Africa)	4,981	76,781
Newmont Corp.	4,960	394,072
Norsk Hydro ASA (Norway)	22,350	217,533
Nucor Corp.	5,790	860,684

A9

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Metals & Mining (cont’d.)
POSCO Holdings, Inc. (South Korea)	655	$157,424
Reliance Steel & Aluminum Co.	6,600	1,210,110
Rio Tinto Ltd. (Australia)	6,312	561,219
Rio Tinto PLC (Australia)	25,285	2,008,639
South32 Ltd. (Australia)	78,507	293,117
Steel Dynamics, Inc.	14,847	1,238,685
Tata Steel Ltd. (India)	4,613	79,108
Vale SA (Brazil)	14,300	286,898
		20,549,434
Multiline Retail — 0.1%
B&M European Value Retail SA (United Kingdom)	28,976	202,795
Dollar General Corp.	1,440	320,587
Dollar Tree, Inc.*	1,430	229,015
Next PLC (United Kingdom)	2,963	234,177
Ryohin Keikaku Co. Ltd. (Japan)	8,000	93,054
Target Corp.	18,632	3,954,083
		5,033,711
Multi-Utilities — 0.3%
Ameren Corp.	5,754	539,495
CenterPoint Energy, Inc.	70,141	2,149,120
CMS Energy Corp.	31,684	2,215,979
Consolidated Edison, Inc.	2,260	213,977
Dominion Energy, Inc.	14,102	1,198,247
DTE Energy Co.	8,770	1,159,482
E.ON SE (Germany)	217,426	2,526,630
Engie SA (France)	30,246	397,082
NiSource, Inc.	2,540	80,772
Public Service Enterprise Group, Inc.	58,482	4,093,740
Sempra Energy	1,970	331,196
WEC Energy Group, Inc.	2,010	200,618
		15,106,338
Oil, Gas & Consumable Fuels — 1.1%
Aker BP ASA (Norway)	3,803	141,932
APA Corp.	47,330	1,956,149
BP PLC (United Kingdom)	699,706	3,415,220
Canadian Natural Resources Ltd. (Canada)	1,806	111,829
Cenovus Energy, Inc. (Canada)	7,139	119,007
Cheniere Energy, Inc.	20,029	2,777,021
Chevron Corp.	60,625	9,871,569
China Petroleum & Chemical Corp. (China) (Class H Stock)	528,000	263,502
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	73,500	234,535
ConocoPhillips	31,805	3,180,500
Coterra Energy, Inc.	5,210	140,514
Devon Energy Corp.	4,010	237,111
Diamondback Energy, Inc.	1,813	248,526
Enbridge, Inc. (Canada)(a)	41,727	1,923,197
Eni SpA (Italy)	53,154	777,887
EOG Resources, Inc.(a)	42,409	5,056,425
Equinor ASA (Norway)	70,812	2,634,584
Exxon Mobil Corp.	117,183	9,678,144
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Hess Corp.	6,030	$645,451
Inpex Corp. (Japan)	165,700	1,952,145
Kinder Morgan, Inc.	94,540	1,787,751
LUKOIL PJSC (Russia), ADR^	3,042	—
Marathon Oil Corp.	43,690	1,097,056
Marathon Petroleum Corp.	15,800	1,350,900
New Fortress Energy, Inc.	5,300	225,833
Occidental Petroleum Corp.	12,020	682,015
OMV AG (Austria)	33,847	1,614,261
ONEOK, Inc.	2,850	201,296
Pembina Pipeline Corp. (Canada)	4,021	151,075
PetroChina Co. Ltd. (China) (Class H Stock)	200,000	102,536
Phillips 66	2,980	257,442
Pioneer Natural Resources Co.	4,293	1,073,379
Repsol SA (Spain)	24,039	314,377
Shell PLC (Netherlands)	73,767	2,026,668
Suncor Energy, Inc. (Canada)	8,762	285,256
TotalEnergies SE (France)	8,525	430,662
Tourmaline Oil Corp. (Canada)	4,749	218,808
Valero Energy Corp.	14,587	1,481,164
Williams Cos., Inc. (The)	73,032	2,439,999
		61,105,726
Paper & Forest Products — 0.0%
Stora Enso OYJ (Finland) (Class R Stock)	10,024	195,995
Personal Products — 0.2%
Amorepacific Corp. (South Korea)	998	130,960
Coty, Inc. (Class A Stock)*	160,400	1,441,996
Estee Lauder Cos., Inc. (The) (Class A Stock)	3,730	1,015,754
Kao Corp. (Japan)	1,400	57,544
L’Oreal SA (France)	7,915	3,171,381
Unilever PLC (United Kingdom)	73,201	3,332,063
		9,149,698
Pharmaceuticals — 1.4%
Astellas Pharma, Inc. (Japan)	14,700	229,734
AstraZeneca PLC (United Kingdom)	9,330	1,234,246
AstraZeneca PLC (United Kingdom), ADR	7,943	526,939
Bayer AG (Germany)	16,004	1,092,892
Bristol-Myers Squibb Co.	107,189	7,828,013
Catalent, Inc.*	1,090	120,881
Chugai Pharmaceutical Co. Ltd. (Japan)	11,600	388,338
Eli Lilly & Co.	30,494	8,732,567
GlaxoSmithKline PLC	165,780	3,584,710
Ipsen SA (France)	16,052	2,008,132
Johnson & Johnson	58,129	10,302,203
Merck & Co., Inc.	71,926	5,901,528
Merck KGaA (Germany)	9,773	2,047,842
Novartis AG (Switzerland)	39,171	3,432,675
Novo Nordisk A/S (Denmark) (Class B Stock)	42,537	4,722,648
Ono Pharmaceutical Co. Ltd. (Japan)	6,200	155,442

A10

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Pharmaceuticals (cont’d.)
Organon & Co.	1,640	$57,285
Pfizer, Inc.	141,435	7,322,090
Roche Holding AG (Switzerland)	18,950	7,498,518
Sanofi (France)	38,375	3,925,017
Santen Pharmaceutical Co. Ltd. (Japan)	25,000	248,091
Takeda Pharmaceutical Co. Ltd. (Japan)	39,600	1,133,785
Viatris, Inc.	8,010	87,149
Zoetis, Inc.	7,616	1,436,301
		74,017,026
Professional Services — 0.1%
Equifax, Inc.	720	170,712
Experian PLC (United Kingdom)	20,085	778,908
Jacobs Engineering Group, Inc.	790	108,870
Leidos Holdings, Inc.	3,928	424,303
Nielsen Holdings PLC	2,460	67,010
Persol Holdings Co. Ltd. (Japan)	8,600	192,841
Randstad NV (Netherlands)	28,096	1,685,484
Robert Half International, Inc.	3,750	428,175
Thomson Reuters Corp. (Canada)	1,096	118,994
TransUnion	13,800	1,426,092
Verisk Analytics, Inc.	950	203,899
Wolters Kluwer NV (Netherlands)	980	104,235
		5,709,523
Real Estate Management & Development — 0.1%
Ascendas India Trust (Singapore), UTS	91,200	79,886
Capitaland Investment Ltd. (Singapore)*	36,000	105,573
CBRE Group, Inc. (Class A Stock)*	22,007	2,014,081
CK Asset Holdings Ltd. (Hong Kong)	145,500	994,340
Daito Trust Construction Co. Ltd. (Japan)	15,000	1,592,378
ESR Cayman Ltd. (China), 144A*	32,000	98,955
Henderson Land Development Co. Ltd. (Hong Kong)	24,000	99,635
Hulic Co. Ltd. (Japan)	12,600	113,123
Jones Lang LaSalle, Inc.*	1,700	407,082
LEG Immobilien SE (Germany)	2,628	298,917
Mitsubishi Estate Co. Ltd. (Japan)	17,100	253,817
New World Development Co. Ltd. (Hong Kong)	26,000	105,423
		6,163,210
Road & Rail — 0.3%
AMERCO	800	477,552
Canadian National Railway Co. (Canada)	7,194	965,003
CSX Corp.	53,490	2,003,201
J.B. Hunt Transport Services, Inc.	2,003	402,182
NIPPON EXPRESS HOLDINGS, Inc. (Japan)	1,800	123,426
Norfolk Southern Corp.	6,726	1,918,390
Old Dominion Freight Line, Inc.	2,780	830,330
Sankyu, Inc. (Japan)	5,000	162,832
	Shares	Value

Common Stocks (continued)
Road & Rail (cont’d.)
TFI International, Inc. (Canada)(a)	4,500	$479,295
Uber Technologies, Inc.*	22,314	796,164
Union Pacific Corp.	21,109	5,767,190
XPO Logistics, Inc.*(a)	5,000	364,000
		14,289,565
Semiconductors & Semiconductor Equipment — 1.3%
Advanced Micro Devices, Inc.*	29,978	3,277,795
Advantest Corp. (Japan)	7,900	620,042
Analog Devices, Inc.	12,515	2,067,228
Applied Materials, Inc.	22,520	2,968,136
ASML Holding NV (Netherlands) (BATE)	6,463	4,329,010
ASML Holding NV (Netherlands) (XNGS)	650	434,155
Broadcom, Inc.	12,568	7,913,818
Enphase Energy, Inc.*	830	167,477
Intel Corp.	68,200	3,379,992
KLA Corp.	5,150	1,885,209
Lam Research Corp.	4,117	2,213,340
Microchip Technology, Inc.	30,140	2,264,720
Micron Technology, Inc.	39,760	3,096,906
Monolithic Power Systems, Inc.	504	244,783
NVIDIA Corp.	49,290	13,449,269
NXP Semiconductors NV (China)	24,038	4,448,953
ON Semiconductor Corp.*	32,059	2,007,214
Qorvo, Inc.*	640	79,424
QUALCOMM, Inc.	47,115	7,200,114
Renesas Electronics Corp. (Japan)*	70,000	812,621
Rohm Co. Ltd. (Japan)	6,400	498,717
Silicon Motion Technology Corp. (Taiwan), ADR	1,000	66,820
Skyworks Solutions, Inc.	1,010	134,613
SolarEdge Technologies, Inc.*	290	93,487
STMicroelectronics NV (Singapore)	37,395	1,619,589
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	26,671	2,780,719
Teradyne, Inc.	1,030	121,777
Texas Instruments, Inc.	16,404	3,009,806
Tokyo Electron Ltd. (Japan)	2,400	1,233,198
Universal Display Corp.	1,171	195,498
		72,614,430
Software — 1.8%
Adobe, Inc.*	13,532	6,165,450
ANSYS, Inc.*	530	168,354
Atlassian Corp. PLC (Class A Stock)*	3,245	953,478
Autodesk, Inc.*	6,850	1,468,297
Black Knight, Inc.*	21,300	1,235,187
Cadence Design Systems, Inc.*	1,700	279,582
Ceridian HCM Holding, Inc.*	2,211	151,144
Check Point Software Technologies Ltd. (Israel)*	1,500	207,390
Citrix Systems, Inc.	810	81,729
Constellation Software, Inc. (Canada)	277	473,502
Crowdstrike Holdings, Inc. (Class A Stock)*	3,100	703,948

A11

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Software (cont’d.)
Dassault Systemes SE (France)	73,932	$3,634,393
Datadog, Inc. (Class A Stock)*	4,400	666,468
Fair Isaac Corp.*	600	279,876
Fortinet, Inc.*	7,350	2,511,789
Intuit, Inc.	3,694	1,776,223
Manhattan Associates, Inc.*	12,100	1,678,391
Microsoft Corp.	184,011	56,732,431
Nemetschek SE (Germany)	3,321	321,295
Nice Ltd. (Israel), ADR*	244	53,436
NortonLifeLock, Inc.	3,810	101,041
Oracle Corp.	47,690	3,945,394
Palo Alto Networks, Inc.*	1,941	1,208,292
Paycom Software, Inc.*	5,475	1,896,430
Paylocity Holding Corp.*	1,600	329,232
PTC, Inc.*	680	73,250
salesforce.com, Inc.*	21,203	4,501,821
SAP SE (Germany)	3,463	384,866
ServiceNow, Inc.*	1,235	687,759
Splunk, Inc.*	3,890	578,093
SS&C Technologies Holdings, Inc.	20,900	1,567,918
Synopsys, Inc.*	7,655	2,551,182
Trend Micro, Inc. (Japan)	2,100	122,994
Tyler Technologies, Inc.*	240	106,774
UiPath, Inc. (Class A Stock)*	5,237	113,067
Unity Software, Inc.*(a)	2,780	275,804
Workday, Inc. (Class A Stock)*	2,330	557,942
		98,544,222
Specialty Retail — 0.5%
Advance Auto Parts, Inc.	3,751	776,307
AutoNation, Inc.*	8,100	806,598
AutoZone, Inc.*	826	1,688,823
Bath & Body Works, Inc.	1,740	83,172
Best Buy Co., Inc.(a)	4,142	376,508
CarMax, Inc.*(a)	1,040	100,339
Chow Tai Fook Jewellery Group Ltd. (China)*	762,400	1,377,142
Fast Retailing Co. Ltd. (Japan)	900	461,385
Foot Locker, Inc.	16,100	477,526
Gap, Inc. (The)(a)	4,423	62,276
Home Depot, Inc. (The)	21,480	6,429,608
JD Sports Fashion PLC (United Kingdom)	741,932	1,441,409
Kingfisher PLC (United Kingdom)	35,587	119,194
Lowe’s Cos., Inc.	20,571	4,159,251
O’Reilly Automotive, Inc.*	1,825	1,250,052
Penske Automotive Group, Inc.	1,900	178,068
Ross Stores, Inc.	9,294	840,735
TJX Cos., Inc. (The)	20,838	1,262,366
Tractor Supply Co.	4,236	988,555
Ulta Beauty, Inc.*	4,266	1,698,807
USS Co. Ltd. (Japan)	6,000	100,767
Vroom, Inc.*	71,700	190,722
		24,869,610
Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc.	347,476	60,672,784
	Shares	Value

Common Stocks (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Brother Industries Ltd. (Japan)	5,600	$101,982
Dell Technologies, Inc. (Class C Stock)*	21,100	1,059,009
Hewlett Packard Enterprise Co.	8,390	140,197
HP, Inc.	6,740	244,662
Lenovo Group Ltd. (China)	130,000	140,461
NetApp, Inc.	1,450	120,350
Pure Storage, Inc. (Class A Stock)*	37,300	1,317,063
Samsung Electronics Co. Ltd. (South Korea)	11,404	652,250
Seagate Technology Holdings PLC	3,542	318,426
Seiko Epson Corp. (Japan)	80,149	1,200,727
Western Digital Corp.*	2,020	100,293
		66,068,204
Textiles, Apparel & Luxury Goods — 0.4%
Brunello Cucinelli SpA (Italy)*	4,446	258,917
Burberry Group PLC (United Kingdom)	10,076	219,803
Capri Holdings Ltd.*	8,300	426,537
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	24,355	3,073,354
EssilorLuxottica SA (France)	4,944	906,062
Gildan Activewear, Inc. (Canada)	4,178	156,706
Hermes International (France)	722	1,022,044
Kering SA (France)	339	214,325
LVMH Moet Hennessy Louis Vuitton SE (France)	9,824	7,001,688
Moncler SpA (Italy)	3,330	184,918
NIKE, Inc. (Class B Stock)	25,954	3,492,370
Pandora A/S (Denmark)	1,704	163,217
PVH Corp.	10,090	772,995
Ralph Lauren Corp.	2,894	328,295
Tapestry, Inc.	17,100	635,265
Under Armour, Inc. (Class A Stock)*	1,290	21,956
Under Armour, Inc. (Class C Stock)*	1,430	22,251
VF Corp.	3,559	202,365
		19,103,068
Tobacco — 0.2%
Altria Group, Inc.	43,830	2,290,118
British American Tobacco PLC (United Kingdom)	89,944	3,775,392
Imperial Brands PLC (United Kingdom)	24,033	507,926
Japan Tobacco, Inc. (Japan)	125,600	2,145,695
Philip Morris International, Inc.	22,428	2,106,886
Swedish Match AB (Sweden)	212,150	1,594,077
		12,420,094
Trading Companies & Distributors — 0.2%
Air Lease Corp.	24,700	1,102,855
Ashtead Group PLC (United Kingdom)	23,681	1,496,810
Brenntag SE (Germany)	2,530	204,126
Bunzl PLC (United Kingdom)	5,712	222,947
Fastenal Co.	3,570	212,058
Ferguson PLC	14,534	1,962,400
Howden Joinery Group PLC (United Kingdom)	25,883	259,198

A12

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Trading Companies & Distributors (cont’d.)
IMCD NV (Netherlands)	962	$164,245
Marubeni Corp. (Japan)	24,700	286,197
Mitsui & Co. Ltd. (Japan)	76,400	2,067,018
Sumitomo Corp. (Japan)	116,600	2,015,032
Toromont Industries Ltd. (Canada)	825	78,207
Toyota Tsusho Corp. (Japan)	3,400	139,629
United Rentals, Inc.*	3,251	1,154,788
W.W. Grainger, Inc.	3,293	1,698,496
		13,064,006
Transportation Infrastructure — 0.0%
Transurban Group (Australia)	11,670	117,726
Water Utilities — 0.0%
American Water Works Co., Inc.	1,150	190,360
Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	34,400	1,128,015
Rogers Communications, Inc. (Canada) (Class B Stock)	21,099	1,197,368
T-Mobile US, Inc.*(a)	19,850	2,547,748
Vodafone Group PLC (United Kingdom)	613,587	999,090
		5,872,221

Total Common Stocks (cost $1,327,799,685)		1,352,963,929
Exchange-Traded Funds — 2.8%
iShares Core S&P 500 ETF	11,400	5,172,066
iShares Core U.S. Aggregate Bond ETF	321,750	34,459,425
iShares iBoxx $ Investment Grade Corporate Bond ETF	281,000	33,984,140
iShares MSCI EAFE ETF(a)	27,900	2,053,440
iShares Russell 1000 Growth ETF	95,750	26,583,072
iShares Russell 1000 Value ETF	76,750	12,738,965
SPDR S&P 500 ETF Trust	34,600	15,626,744
Vanguard Total Bond Market ETF	280,475	22,308,982

Total Exchange-Traded Funds (cost $157,371,865)		152,926,834
Preferred Stocks — 0.0%
Health Care Equipment & Supplies — 0.0%
Sartorius AG (Germany) (PRFC)	2,208	976,326
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	3,098	206,876

Total Preferred Stocks (cost $1,401,361)		1,183,202

Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities — 9.9%
Automobiles — 1.0%
AmeriCredit Automobile Receivables Trust,
Series 2018-01, Class C
3.500%	01/18/24		240	$240,598
Series 2019-02, Class C
2.740%	04/18/25		1,230	1,234,760
Series 2021-01, Class A2
0.280%	06/18/24		223	222,955
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-03A, Class A, 144A
2.360%	03/20/26		660	641,707
Series 2020-02A, Class A, 144A
2.020%	02/20/27		3,300	3,126,904
Series 2021-02A, Class C, 144A
2.350%	02/20/28		2,100	1,918,760
Carvana Auto Receivables Trust,
Series 2021-P03, Class C
1.930%	10/12/27		1,200	1,108,603
Chesapeake Funding II LLC (Canada),
Series 2021-01A, Class A1, 144A
0.470%	04/15/33		668	649,881
Credit Acceptance Auto Loan Trust,
Series 2021-02A, Class A, 144A
0.960%	02/15/30		863	834,506
Exeter Automobile Receivables Trust,
Series 2018-03A, Class D, 144A
4.350%	06/17/24		312	314,785
Series 2020-03A, Class C
1.320%	07/15/25		110	109,118
Series 2021-01A, Class B
0.500%	02/18/25		1,012	1,009,787
Series 2021-03A, Class D
1.550%	06/15/27		4,600	4,360,189
Series 2022-01A, Class E, 144A
5.020%	10/15/29		2,000	1,931,254
Flagship Credit Auto Trust,
Series 2020-04, Class A, 144A
0.530%	04/15/25		574	571,210
Series 2021-01, Class A, 144A
0.310%	06/16/25		919	912,235
Ford Auto Securitization Trust,
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	2,200	1,665,200
Ford Credit Auto Owner Trust,
Series 2020-01, Class A, 144A
2.040%	08/15/31		800	772,654
Series 2020-02, Class B, 144A
1.490%	04/15/33		2,369	2,193,519
Series 2021-01, Class C, 144A
1.910%	10/17/33		550	511,894
Series 2021-02, Class C, 144A
2.110%	05/15/34		605	565,652
Ford Credit Floorplan Master Owner Trust A,
Series 2020-01, Class D
2.120%	09/15/25		451	443,570
GLS Auto Receivables Trust,
Series 2021-02A, Class A, 144A
0.310%	11/15/24		442	438,740

A13

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Hertz Vehicle Financing III LLC,
Series 2022-01A, Class C, 144A
2.630%	06/25/26	300	$284,650
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	3,495	3,186,674
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25	1,603	1,517,934
Series 2022-02A, Class B, 144A
2.650%	06/26/28	700	656,235
JPMorgan Chase Bank, NA,
Series 2021-01, Class D, 144A
1.174%	09/25/28	252	247,587
Series 2021-02, Class D, 144A
1.138%	12/26/28	232	227,804
Series 2021-03, Class D, 144A
1.009%	02/26/29	682	661,186
Series 2021-03, Class G, 144A
9.812%	02/26/29	1,000	947,020
Nissan Auto Lease Trust,
Series 2020-A, Class A4
1.880%	04/15/25	2,150	2,152,126
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class B, 144A
3.710%	04/14/25	849	849,348
Series 2019-01A, Class A, 144A
3.630%	09/14/27	3,174	3,185,913
Series 2021-01A, Class C, 144A
1.420%	07/14/28	445	413,931
Series 2021-01A, Class D, 144A
1.620%	11/14/30	635	589,099
Santander Drive Auto Receivables Trust,
Series 2020-02, Class C
1.460%	09/15/25	631	628,997
Series 2021-01, Class D
1.130%	11/16/26	2,585	2,476,026
Series 2021-02, Class D
1.350%	07/15/27	2,175	2,081,940
Westlake Automobile Receivables Trust,
Series 2019-02A, Class E, 144A
4.020%	04/15/25	760	767,065
Series 2020-03A, Class A2, 144A
0.560%	05/15/24	280	278,997
Series 2021-02A, Class A2A, 144A
0.320%	04/15/25	488	484,265
Series 2021-02A, Class B, 144A
0.620%	07/15/26	335	325,293
Wheels SPV LLC,
Series 2021-01A, Class A, 144A, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.000%)
0.729%(c)	08/20/29	1,779	1,770,050
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27	1,500	1,389,577
			50,900,198
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Debt Obligation — 0.0%
MF1 Ltd. (Cayman Islands),
Series 2022-FL08, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)
1.400%(c)	02/19/37		2,400	$2,380,577
Collateralized Loan Obligations — 8.0%
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
1.644%(c)	04/20/32		4,288	4,288,183
AIG CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.358%(c)	10/25/33		4,260	4,216,606
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.341%(c)	07/15/31		1,429	1,418,728
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-21A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
1.347%(c)	10/20/34		7,500	7,399,600
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
0.870%(c)	04/25/34	EUR	2,357	2,575,720
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
0.770%(c)	04/15/32	EUR	7,862	8,627,150
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2017-02A, Class BR2, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.858%(c)	07/25/34		1,483	1,463,655
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.341%(c)	10/17/32		7,515	7,442,925
Barings CLO Ltd. (Cayman Islands),
Series 2020-02A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
1.251%(c)	10/15/33		780	772,521
Barings Loan Partners CLO Ltd. (Cayman Islands),
Series LP-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.313%(cc)	01/20/34		10,450	10,334,601
Battalion CLO Ltd.,
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.539%(c)	05/17/31		1,429	1,418,024
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.409%(c)	10/15/34		21,950	21,711,533
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.600%(c)	08/20/32		21,500	21,302,649

A14

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
BlueMountain Fuji US CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.254%(c)	10/20/30		6,000	$5,960,134
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.600%(c)	04/15/31	EUR	2,859	3,121,335
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
0.990%(c)	10/15/35	EUR	12,235	13,347,629
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.305%(c)	01/20/35		1,780	1,760,768
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.434%(c)	07/20/34		3,432	3,398,374
CIFC Funding Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.241%(c)	04/18/31		967	959,264
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
1.294%(c)	04/20/31		2,002	1,985,896
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.381%(c)	07/15/34		3,715	3,674,904
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
0.890%(c)	08/26/32	EUR	10,250	11,232,371
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.521%(c)	07/15/29		705	703,563
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.361%(c)	07/15/31		2,859	2,840,698
Series 2021-14A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.319%(c)	10/20/34		15,000	14,964,910
Elmwood CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
1.481%(c)	04/15/33		1,290	1,283,345
GoldenTree Loan Opportunities Ltd. (Cayman Islands),
Series 2014-09A, Class AR2, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.409%(c)	10/29/29		333	331,702
Greenwood Park CLO Ltd.,
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.251%(c)	04/15/31		4,288	4,252,778
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.381%(c)	04/15/34		2,859	$2,830,132
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.434%(c)	10/20/31		2,286	2,276,573
Series 2020-03RA, Class A1R, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)
1.549%(c)	04/15/33		2,859	2,841,846
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.900%(c)	04/25/34	EUR	1,429	1,554,249
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.315%(c)	02/05/31		380	377,624
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.388%(c)	10/19/28		1,247	1,243,019
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)
1.315%(c)	04/21/31		1,612	1,596,686
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
0.650%(c)	07/15/31	EUR	3,432	3,751,292
Jamestown CLO Ltd. (Cayman Islands),
Series 2018-06RA, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.408%(c)	04/25/30		693	690,921
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.454%(c)	10/20/34		11,875	11,752,772
KKR CLO Ltd. (Cayman Islands),
Series 30A, Class A1R, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.261%(c)	10/17/31		2,570	2,546,762
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.424%(c)	10/20/34		22,750	22,502,576
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.321%(c)	10/15/32		2,680	2,650,677
Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.991%(c)	04/15/29		1,775	1,757,889
Series 2019-34A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.378%(c)	04/25/32		2,002	1,989,487
Series 2021-59A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.385%(c)	01/18/34		12,500	12,417,872

A15

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Magnetite Ltd. (Cayman Islands),
Series 2015-16A, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.041%(c)	01/18/28	1,022	$1,014,591
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
1.451%(c)	10/15/34	21,500	21,213,697
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.238%(c)	10/12/30	2,286	2,270,089
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
1.361%(c)	07/15/31	2,859	2,841,251
Series 2015-10A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.594%(c)	10/13/27	317	315,454
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.369%(c)	04/22/30	21,250	21,072,407
Ocean Trails CLO (Cayman Islands),
Series 2020-09A, Class A1R, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 1.220%)
1.461%(c)	10/15/34	5,000	4,936,118
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.347%(c)	04/26/31	4,320	4,290,478
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
1.321%(c)	04/17/31	7,041	6,989,563
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
1.251%(c)	07/17/29	2,450	2,439,441
Series 2014-09A, Class A1A3, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.354%(c)	10/20/31	10,000	9,921,913
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.549%(c)	10/30/30	3,620	3,620,953
Series 2018-18A, Class A, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.259%(c)	04/15/31	1,358	1,346,947
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.371%(c)	01/17/31	1,146	1,139,697
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.341%(c)	07/16/31	1,713	1,701,217
Parallel Ltd. (Cayman Islands),
Series 2020-01A, Class A2R, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
2.104%(c)	07/20/34	806	800,238
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.421%(c)	10/15/34		7,500	$7,421,880
PPM CLO Ltd. (United Kingdom),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.391%(c)	07/15/31		2,859	2,845,332
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
1.414%(c)	10/20/31		4,288	4,270,067
Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.307%(c)	10/20/34		7,500	7,424,314
Signal Peak CLO Ltd. (Cayman Islands),
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.368%(c)	04/25/31		4,288	4,262,232
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.337%(c)	01/26/31		1,146	1,138,491
Series 2013-02RA, Class A1, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.191%(c)	04/15/29		982	976,141
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.850%(c)	01/17/32	EUR	10,000	10,983,068
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
0.830%(c)	04/25/30	EUR	1,004	1,104,425
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
0.710%(c)	02/20/30	EUR	5,709	6,283,008
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.960%)
1.201%(c)	04/16/31		396	391,689
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.479%(c)	10/29/34		5,810	5,752,078
Series 2019-02A, Class A1R, 144A, 3 Month Term SOFR + 1.280% (Cap N/A, Floor 1.280%)
1.521%(c)	10/20/32		12,500	12,423,965
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.438%(c)	07/25/34		2,859	2,831,582
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
1.481%(c)	01/17/30		1,915	1,908,712

A16

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Trimaran Cavu Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
1.469%(c)	04/23/32		3,400	$3,373,238
Venture CLO Ltd. (Cayman Islands),
Series 2020-39A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.521%(c)	04/15/33		863	856,730
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.391%(c)	01/17/31		1,584	1,577,920
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.341%(c)	07/17/31		2,504	2,486,902
Series 2019-XA, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)
1.424%(c)	07/20/32		3,959	3,933,915
Whitebox CLO Ltd. (Cayman Islands),
Series 2019-01A, Class ANAR, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.389%(c)	07/24/32		21,500	21,344,589
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
1.451%(c)	10/15/34		4,020	3,967,191
Zais CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.191%(c)	04/15/29		1,945	1,935,633
				430,977,099
Consumer Loans — 0.4%
Affirm Asset Securitization Trust,
Series 2021-Z01, Class A, 144A
1.070%	08/15/25		662	651,390
Series 2021-Z02, Class A, 144A
1.170%	11/16/26		1,146	1,125,578
Series 2022-X01, Class A, 144A
1.750%	02/15/27		550	543,573
BHG Securitization Trust,
Series 2021-B, Class A, 144A
0.900%	10/17/34		210	204,293
Series 2022-A, Class A, 144A
1.710%	02/20/35		1,655	1,625,821
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	373	284,836
Lendmark Funding Trust,
Series 2019-01A, Class A, 144A
3.000%	12/20/27		1,545	1,550,110
Series 2019-02A, Class A, 144A
2.780%	04/20/28		3,275	3,240,387
Series 2021-01A, Class A, 144A
1.900%	11/20/31		1,887	1,706,172
Series 2021-02A, Class C, 144A
3.090%	04/20/32		1,100	996,143
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32		596	$593,068
Marlette Funding Trust,
Series 2021-01A, Class A, 144A
0.600%	06/16/31		94	93,747
Series 2021-03A, Class A, 144A
0.650%	12/15/31		553	545,818
OneMain Financial Issuance Trust,
Series 2019-01A, Class A, 144A
3.480%	02/14/31		178	177,866
Series 2020-02A, Class A, 144A
1.750%	09/14/35		1,810	1,679,637
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25		1,114	1,116,611
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A
1.210%	03/08/28		576	559,242
Regional Management Issuance Trust,
Series 2022-01, Class A, 144A
3.070%	03/15/32		1,900	1,847,415
SoFi Consumer Loan Program Trust,
Series 2020-01, Class A, 144A
2.020%	01/25/29		56	55,522
Series 2021-01, Class B, 144A
1.300%	09/25/30		700	665,136
Series 2021-01, Class C, 144A
1.610%	09/25/30		1,000	940,956
Series 2021-01, Class D, 144A
2.040%	09/25/30		1,000	939,393
Upstart Securitization Trust,
Series 2021-04, Class A, 144A
0.840%	09/20/31		1,069	1,039,771
				22,182,485
Credit Cards — 0.1%
Newday Funding Master Issuer PLC (United Kingdom),
Series 2021-01A, Class A1, 144A, SONIA + 0.970% (Cap N/A, Floor 0.000%)
1.598%(c)	03/15/29	GBP	799	1,048,734
Series 2021-01A, Class A2, 144A, SOFR + 1.100% (Cap N/A, Floor 0.000%)
1.150%(c)	03/15/29		741	742,716
Series 2021-03A, Class A2, 144A, SOFR + 1.000% (Cap N/A, Floor 0.000%)
1.050%(c)	11/15/29		3,300	3,266,505
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)
1.845%(c)	11/15/28	GBP	1,442	1,904,801
				6,962,756
Equipment — 0.0%
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41		1,971	1,904,364

A17

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
1.097%(c)	05/25/34	193	$187,057
Asset-Backed Funding Certificates Trust,
Series 2004-OPT02, Class M1, 1 Month LIBOR + 0.825% (Cap N/A, Floor 0.825%)
1.282%(c)	08/25/33	7	6,965
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
1.957%(c)	03/25/43	108	106,288
EquiFirst Mortgage Loan Trust,
Series 2004-01, Class 1A1, 1 Month LIBOR + 0.480% (Cap N/A, Floor 0.480%)
0.937%(c)	01/25/34	262	248,998
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
1.157%(c)	09/25/34	164	155,248
Series 2004-WMC02, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.357%(c)	04/25/34	148	143,425
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.477%(c)	10/25/33	20	19,627
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2003-NC01, Class M1, 1 Month LIBOR + 1.575% (Cap N/A, Floor 1.575%)
2.032%(c)	11/25/32	15	14,732
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
1.097%(c)	08/25/33	178	173,701
			1,056,041
Manufactured Housing — 0.0%
Towd Point Mortgage Trust,
Series 2019-MH01, Class A1, 144A
3.000%(cc)	11/25/58	870	868,152
Other — 0.1%
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
2.807%(c)	04/25/23	200	197,527
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
3.257%(c)	06/25/24	4,404	4,317,595
			4,515,122
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities — 0.1%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
1.057%(c)	02/25/34		50	$48,171
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W010, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
1.237%(c)	10/25/34		136	133,037
Countrywide Asset-Backed Certificates,
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.507%(c)	11/25/34		99	98,664
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB04, Class A6
4.014%	05/25/35		5	5,023
European Residential Loan Securitisation (Ireland),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)
1.403%(cc)	11/25/60	EUR	1,620	1,768,638
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC03, Class M3, 1 Month LIBOR + 2.475% (Cap N/A, Floor 2.475%)
2.932%(c)	06/25/34		66	66,243
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.845%)
2.302%(c)	01/25/35		148	148,109
Rathlin Residential DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000%
1.452%(c)	09/27/75	EUR	1,978	2,140,773
Structured Asset Investment Loan Trust,
Series 2004-07, Class A7, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
1.297%(c)	08/25/34		2	2,520
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
1.397%(c)	09/25/34		397	391,910
				4,803,088
Student Loans — 0.2%
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		253	251,098
Navient Private Education Refi Loan Trust,
Series 2020-GA, Class A, 144A
1.170%	09/16/69		281	271,967
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
0.000%(cc)	12/15/45		1,356	1,351,887
Series 2019-D, Class 1PT, 144A
2.956%(cc)	01/16/46		2,162	2,149,221
Series 2019-F, Class PT1, 144A
3.932%(cc)	02/15/45		1,941	1,906,218
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		1,030	1,020,961

A18

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	1,789	$1,763,371
			8,714,723

Total Asset-Backed Securities (cost $546,836,803)			535,264,605
Bank Loans — 0.2%
Airlines — 0.0%
United Airlines, Inc.,
Class B Term Loan, 3 Month LIBOR + 3.750%
4.500%(c)	04/21/28	1,158	1,142,828
Chemicals — 0.0%
Alpha BV (United Kingdom),
Initial Dollar Term Loan, 1 Month LIBOR + 2.500%
3.000%(c)	03/18/28	449	442,700
Commercial Services — 0.0%
Adtalem Global Education, Inc.,
Term B Loan, 1 Month LIBOR + 4.500%
5.250%(c)	08/12/28	284	282,801
Computers — 0.1%
McAfee Corp.,
Tranche B-1 Term Loan, SOFR + 4.000%
4.500%(c)	03/01/29	2,225	2,202,193
Peraton Corp.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
4.500%(c)	02/01/28	1,077	1,066,302
			3,268,495
Pharmaceuticals — 0.1%
Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 Month LIBOR + 2.500%
3.500%(c)	03/01/24	3,509	3,487,368
Telecommunications — 0.0%
Digicel International Finance Ltd. (Saint Lucia),
First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%
3.500%(c)	05/27/24	1,175	1,116,250

Total Bank Loans (cost $9,833,004)			9,740,442
Commercial Mortgage-Backed Securities — 5.2%
20 Times Square Trust,
Series 2018-20TS, Class D, 144A
3.100%(cc)	05/15/35	1,350	1,293,861
Series 2018-20TS, Class E, 144A
3.100%(cc)	05/15/35	1,800	1,711,560
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF03, Class A5, 144A
2.575%	10/15/54	6,200	5,776,777
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	516	513,283
Series 2018-BN13, Class A4
3.953%	08/15/61	3,252	3,350,960
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-BN20, Class A2
2.758%	09/15/62	4,886	$4,673,383
Series 2019-BN24, Class A3
2.960%	11/15/62	822	798,579
Series 2021-BN34, Class A5
2.438%	06/15/63	1,000	932,431
Series 2021-BN36, Class A4
2.218%	09/15/64	9,500	8,707,457
Barclays Commercial Mortgage Securities Trust,
Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722% (Cap N/A, Floor 0.722%)
1.119%(c)	03/15/37	800	780,342
Barclays Commercial Mortgage Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	3,994	3,798,954
Series 2021-C11, Class A4
2.043%	09/15/54	10,600	9,486,666
Benchmark Mortgage Trust,
Series 2019-B13, Class A3
2.701%	08/15/57	2,170	2,069,588
Series 2021-B29, Class A4
2.138%	09/15/54	10,000	9,073,688
BPR Trust,
Series 2021-TY, Class B, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.547%(c)	09/15/38	4,950	4,838,433
Series 2021-TY, Class C, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
2.097%(c)	09/15/38	1,200	1,172,957
Series 2021-TY, Class D, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 2.350%)
2.747%(c)	09/15/38	3,340	3,256,365
BX Commercial Mortgage Trust,
Series 2018-BIOA, Class F, 144A, 1 Month LIBOR + 2.471% (Cap N/A, Floor 2.498%)
2.868%(c)	03/15/37	4,562	4,479,895
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.697%(c)	10/15/36	171	167,210
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)
3.047%(c)	10/15/36	214	209,154
Series 2021-CIP, Class E, 144A, 1 Month LIBOR + 2.820% (Cap N/A, Floor 2.820%)
3.217%(c)	12/15/38	6,300	6,110,196
Series 2021-VOLT, Class XCP, IO, 144A
1.965%(cc)	09/15/36	119,475	1,158,454
BX Trust,
Series 2022-LBA06, Class E, 144A, 1 Month Term SOFR + 2.700% (Cap N/A, Floor 2.700%)
3.001%(c)	01/15/39	8,100	7,947,639
Series 2022-VAMF, Class E, 144A, 1 Month Term SOFR + 2.700% (Cap N/A, Floor 2.700%)
3.001%(c)	01/15/39	3,550	3,434,290

A19

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52	7,987	$7,596,942
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	2,575	2,519,428
Series 2019-CD08, Class A3
2.657%	08/15/57	7,197	6,738,472
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	5,088	4,961,036
Series 2016-C07, Class A2
3.585%	12/10/54	3,793	3,796,395
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class A4
4.131%	11/10/46	1,910	1,939,019
Series 2015-GC31, Class A3
3.497%	06/10/48	5,890	5,862,954
Series 2015-GC31, Class A4
3.762%	06/10/48	1,890	1,906,724
Series 2017-C04, Class A3
3.209%	10/12/50	2,806	2,760,220
Series 2018-C06, Class A4
4.412%	11/10/51	1,810	1,909,394
Series 2019-GC41, Class A4
2.620%	08/10/56	2,839	2,695,020
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.046%	10/10/46	1,876	1,897,339
Series 2014-CR20, Class A3
3.326%	11/10/47	5,761	5,731,369
Series 2014-UBS04, Class A3
3.430%	08/10/47	1,187	1,192,454
Series 2014-UBS06, Class A4
3.378%	12/10/47	2,179	2,161,879
Series 2015-DC01, Class A4
3.078%	02/10/48	5,585	5,484,827
Series 2015-LC21, Class A3
3.445%	07/10/48	5,376	5,337,095
Series 2015-LC23, Class A3
3.521%	10/10/48	3,825	3,825,010
Series 2016-COR01, Class A3
2.826%	10/10/49	3,431	3,335,553
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.547%(c)	05/15/36	560	549,485
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	7,312	7,186,854
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57	6,214	6,126,356
Series 2017-CX10, Class A4
3.191%	11/15/50	2,150	2,107,859
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series 2018-CX12, Class A3
3.959%	08/15/51		2,047	$2,086,829
Series 2019-C17, Class A4
2.763%	09/15/52		636	608,596
Deco DAC (Ireland),
Series 2019-RAM, Class A, 3 Month GBP LIBOR + 1.900% (Cap N/A, Floor 1.900%)
2.694%(c)	08/07/30	GBP	1,585	2,042,804
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49		3,252	3,176,191
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41		855	804,906
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO
1.508%(cc)	05/25/22		1,387	14
Series K021, Class X1, IO
1.384%(cc)	06/25/22		4,908	49
Series K024, Class X1, IO
0.774%(cc)	09/25/22		9,769	22,480
Series K025, Class X1, IO
0.777%(cc)	10/25/22		8,138	24,136
Series K040, Class X1, IO
0.703%(cc)	09/25/24		718	10,132
Series K052, Class X1, IO
0.644%(cc)	11/25/25		35,210	697,132
Series K055, Class X1, IO
1.353%(cc)	03/25/26		7,560	338,532
Series K097, Class X1, IO
1.090%(cc)	07/25/29		14,263	967,636
Series K098, Class X1, IO
1.144%(cc)	08/25/29		3,288	234,080
Series K101, Class X1, IO
0.835%(cc)	10/25/29		189	10,076
Series K115, Class X1, IO
1.327%(cc)	06/25/30		17,578	1,575,441
Series K121, Class X1, IO
1.025%(cc)	10/25/30		121	8,489
Series K131, Class X1, IO
0.729%(cc)	07/25/31		71,565	4,058,942
Series K736, Class X1, IO
1.308%(cc)	07/25/26		1,008	44,453
Series K741, Class X1, IO
0.572%(cc)	12/25/27		951	27,016
Series Q001, Class XA, IO
2.138%(cc)	02/25/32		3,255	307,100
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class D, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
2.497%(c)	10/15/36		360	348,889
Series 2021-IP, Class E, 144A, 1 Month LIBOR + 3.550% (Cap N/A, Floor 3.550%)
3.947%(c)	10/15/36		560	544,466

A20

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust,
Series 2014-GC26, Class A4
3.364%	11/10/47		1,774	$1,757,289
Series 2019-GC42, Class A3
2.749%	09/01/52		6,330	6,020,278
Series 2020-GC45, Class A4
2.658%	02/13/53		2,535	2,420,761
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47		866	858,888
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class D, 144A
4.613%(cc)	07/05/31		2,500	2,509,699
Series 2021-NYAH, Class G, 144A, 1 Month LIBOR + 2.640% (Cap N/A, Floor 2.640%)
3.037%(c)	06/15/38		1,150	1,106,668
Series 2021-NYAH, Class H, 144A, 1 Month LIBOR + 3.390% (Cap N/A, Floor 3.390%)
3.787%(c)	06/15/38		1,025	983,825
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
2.950%(c)	03/15/39		400	399,120
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
3.400%(c)	03/15/39		1,050	1,047,689
MHP,
Series 2022-MHIL, Class E, 144A, 1 Month Term SOFR + 2.611% (Cap N/A, Floor 2.611%)
2.912%(c)	01/15/27		2,150	2,085,312
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C07, Class A3
2.655%	02/15/46		876	872,826
Series 2013-C08, Class A3
2.863%	12/15/48		1,073	1,070,389
Series 2013-C09, Class A3
2.834%	05/15/46		3,035	3,021,685
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A4
3.809%	12/15/48		3,450	3,487,201
Series 2016-UB12, Class A4
3.596%	12/15/49		1,419	1,425,633
Series 2019-H07, Class A3
3.005%	07/15/52		1,469	1,409,139
Series 2021-L05, Class A4
2.728%	05/15/54		677	644,463
Series 2021-L07, Class A4
2.322%	10/15/54		5,900	5,403,918
OPG Trust,
Series 2021-PORT, Class F, 144A, 1 Month LIBOR + 1.948% (Cap N/A, Floor 1.948%)
2.345%(c)	10/15/36		11,650	11,146,962
Taurus UK DAC (Ireland),
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 0.000%)
2.255%(c)	08/17/31	GBP	8,531	11,163,378
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A4
4.030%	08/15/51		3,285	$3,369,691
Series 2019-C16, Class A3
3.344%	04/15/52		2,839	2,775,612
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3
2.920%	03/10/46		534	533,172
Series 2013-C06, Class A3
2.971%	04/10/46		3,278	3,274,581
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50		812	802,517
Series 2015-LC20, Class A4
2.925%	04/15/50		5,585	5,473,766
Series 2017-C38, Class A4
3.190%	07/15/50		2,757	2,744,838
Series 2017-C41, Class A3
3.210%	11/15/50		4,258	4,210,476
Series 2019-C49, Class A3
3.749%	03/15/52		3,763	3,867,228
Series 2019-C52, Class A4
2.643%	08/15/52		1,849	1,767,285
Series 2021-C59, Class A5
2.626%	04/15/54		613	577,059

Total Commercial Mortgage-Backed Securities (cost $299,237,541)				279,533,543
Corporate Bonds — 19.0%
Aerospace & Defense — 0.4%
Airbus SE (France),
Sr. Unsec’d. Notes, EMTN
2.375%	04/07/32	EUR	238	281,279
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26		748	707,717
3.625%	02/01/31		12,790	12,446,717
3.825%	03/01/59		555	463,650
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.125%	06/15/26(a)		170	166,595
7.500%	03/15/25(a)		1,298	1,304,855
7.875%	04/15/27(a)		3,133	3,068,364
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25		231	233,312
6.950%	01/17/28		227	240,053
Gtd. Notes, 144A
6.950%	01/17/28		315	333,113
Embraer Overseas Ltd. (Brazil),
Gtd. Notes
5.696%	09/16/23		11	11,365
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
5.150%	05/01/40		293	341,546

A21

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
2.375%	03/15/32		280	$257,564
4.125%	11/16/28		365	381,590
Teledyne Technologies, Inc.,
Gtd. Notes
2.750%	04/01/31		3,325	3,080,703
				23,318,423
Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
3.125%	06/15/31	EUR	1,165	1,290,053
3.400%	02/04/41		2,960	2,415,342
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27		2,205	2,145,750
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.950%	06/15/25		1,871	1,865,931
Gtd. Notes, EMTN
1.250%	03/13/27	EUR	1,395	1,450,399
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
7.000%	08/04/41		150	172,676
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29		3,145	2,864,492
				12,204,643
Airlines — 0.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		100	99,925
5.750%	04/20/29		115	114,606
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26		93	92,925
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27		8,085	8,643,533
United Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	10/11/25		367	367,576
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30		319	302,656
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26(a)		1,940	1,910,125
4.625%	04/15/29		465	442,679
				11,974,025
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Apparel — 0.1%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26		30	$30,355
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
3.500%	03/01/31		260	238,667
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27		2,585	2,621,335
				2,890,357
Auto Manufacturers — 0.6%
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32(a)		925	826,037
4.750%	01/15/43		472	427,077
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.350%	11/01/22		1,930	1,935,232
4.000%	11/13/30(a)		500	470,515
4.250%	09/20/22		200	201,185
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23		589	606,942
6.250%	10/02/43		7,795	8,895,528
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	06/30/22		1,525	1,529,580
4.300%	07/13/25		315	319,597
Sr. Unsec’d. Notes
2.350%	01/08/31		333	287,739
2.900%	02/26/25		95	93,260
3.100%	01/12/32		65	58,489
5.650%	01/17/29		115	124,527
General Motors Financial of Canada Ltd.,
Gtd. Notes
2.600%	06/01/22	CAD	1,475	1,182,136
Hyundai Capital Services, Inc. (South Korea),
Sr. Unsec’d. Notes, 144A
2.125%	04/24/25		200	191,935
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
4.810%	09/17/30		930	924,441
RCI Banque SA (France),
Sr. Unsec’d. Notes, EMTN
2.000%	07/11/24	EUR	1,637	1,820,712
Stellantis Finance US, Inc.,
Gtd. Notes, 144A
2.691%	09/15/31		2,320	2,049,701
Volkswagen Bank GmbH (Germany),
Sr. Unsec’d. Notes, EMTN
1.250%	06/10/24	EUR	800	888,886
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	1,200	1,307,617

A22

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Volvo Car AB (Sweden),
Gtd. Notes, EMTN
2.500%	10/07/27	EUR	5,420	$6,003,370
				30,144,506
Auto Parts & Equipment — 0.1%
American Axle & Manufacturing, Inc.,
Gtd. Notes
5.000%	10/01/29(a)		1,575	1,476,611
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26(a)		1,725	914,080
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		135	136,376
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30(a)		540	493,817
4.500%	02/15/32		450	403,585
5.625%	06/15/28(a)		775	783,215
				4,207,684
Banks — 4.4%
ABN AMRO Bank NV (Netherlands),
Covered Bonds, EMTN
0.400%	09/17/41	EUR	700	639,791
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	5,000	820,694
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
1.849%	03/25/26		600	561,162
4.175%(ff)	03/24/28		400	402,776
Bangkok Bank PCL (Thailand),
Sr. Unsec’d. Notes, 144A, MTN
4.050%	03/19/24		319	324,701
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)		1,330	1,340,346
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)		7,940	7,539,225
Jr. Sub. Notes, Series RR
4.375%(ff)	01/27/27(oo)		900	846,750
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		790	719,508
2.972%(ff)	02/04/33		210	196,968
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31		830	724,859
2.496%(ff)	02/13/31		1,695	1,555,312
2.884%(ff)	10/22/30		532	504,118
3.194%(ff)	07/23/30		1,547	1,497,861
3.824%(ff)	01/20/28		985	996,671
3.970%(ff)	03/05/29		1,756	1,785,739
4.078%(ff)	04/23/40		6,345	6,511,487
4.271%(ff)	07/23/29		1,078	1,113,302
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32		12,995	$11,948,874
Sub. Notes
2.482%(ff)	09/21/36		235	202,371
Sub. Notes, MTN
4.450%	03/03/26		780	807,000
Sub. Notes, Series L, MTN
3.950%	04/21/25		1,045	1,064,245
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
0.577%(ff)	08/09/29	EUR	200	201,312
1.106%(ff)	05/12/32	EUR	175	176,941
2.667%(ff)	03/10/32		684	613,233
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29		670	703,447
BNP Paribas SA (France),
Sr. Unsec’d. Notes
1.875%	12/14/27	GBP	200	247,176
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27		670	610,304
2.159%(ff)	09/15/29		3,115	2,777,681
2.219%(ff)	06/09/26		795	755,436
2.591%(ff)	01/20/28		930	875,122
2.871%(ff)	04/19/32		565	516,386
3.375%	01/09/25		255	254,218
Sr. Unsec’d. Notes, 144A, MTN
2.950%	05/23/22		1,111	1,112,648
Sr. Unsec’d. Notes, EMTN
0.500%(ff)	01/19/30	EUR	400	401,763
2.125%(ff)	01/23/27	EUR	1,400	1,581,260
Sub. Notes, EMTN
1.125%(ff)	01/15/32	EUR	300	313,962
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26		1,172	1,083,545
2.045%(ff)	10/19/27		790	727,989
CaixaBank SA (Spain),
Covered Bonds
1.000%	09/25/25	EUR	300	332,274
1.125%	08/05/22	EUR	400	444,753
China Development Bank (China),
Sr. Unsec’d. Notes, EMTN
3.230%	11/27/25	CNH	1,300	206,530
Unsec’d. Notes
4.200%	01/19/27	CNH	1,000	165,728
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)		605	572,243
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		150	143,480
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		610	585,869
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32		390	353,215
2.572%(ff)	06/03/31		2,660	2,433,916
2.666%(ff)	01/29/31		5,715	5,309,051

A23

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
3.057%(ff)	01/25/33(a)		1,595	$1,492,911
3.668%(ff)	07/24/28		245	245,224
3.700%	01/12/26		235	238,035
3.887%(ff)	01/10/28		190	192,060
3.980%(ff)	03/20/30		118	120,120
4.075%(ff)	04/23/29		17,791	18,165,482
Sr. Unsec’d. Notes, Series VAR
3.070%(ff)	02/24/28(a)		390	380,568
Sub. Notes
4.400%	06/10/25		1,210	1,245,106
4.600%	03/09/26		130	134,923
Cooperatieve Rabobank UA (Netherlands),
Covered Bonds, EMTN
0.010%	07/02/30	EUR	600	604,061
0.125%	12/01/31	EUR	2,800	2,783,983
Sr. Unsec’d. Notes, GMTN
3.500%	12/14/26	AUD	400	287,585
Credit Agricole SA (France),
Sr. Unsec’d. Notes, EMTN
0.375%	04/20/28	EUR	900	916,325
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
3.800%	06/09/23		680	686,495
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26		735	691,118
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/33	EUR	470	422,190
2.250%(ff)	06/09/28	GBP	164	202,385
Danske Bank A/S (Denmark),
Sub. Notes, EMTN
2.500%(ff)	06/21/29	EUR	1,630	1,834,780
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, SOFR + 1.219%
1.423%(c)	11/16/27		420	407,382
Sr. Unsec’d. Notes
2.311%(ff)	11/16/27		320	294,413
2.552%(ff)	01/07/28		585	540,611
Sr. Unsec’d. Notes, EMTN
0.750%(ff)	02/17/27	EUR	1,400	1,465,332
Sub. Notes, EMTN
3.662%(ff)	04/10/25	CNH	1,000	153,579
Discover Bank,
Sr. Unsec’d. Notes
3.350%	02/06/23		715	721,620
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
3.050%	02/26/30	AUD	950	653,382
Sr. Unsec’d. Notes, MTN
4.750%	02/09/28	AUD	600	461,668
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.400%	08/18/25	CNH	1,320	206,359
3.500%	07/02/25	CNH	2,200	344,887
First Horizon Corp.,
Sr. Unsec’d. Notes
3.550%	05/26/23		830	834,830
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series O
5.300%(ff)	11/10/26(oo)		125	$128,353
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(oo)		535	501,924
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27		550	507,611
1.542%(ff)	09/10/27		930	852,329
1.948%(ff)	10/21/27		210	195,253
2.383%(ff)	07/21/32		475	422,097
2.615%(ff)	04/22/32		1,575	1,431,588
2.650%(ff)	10/21/32		365	331,528
3.102%(ff)	02/24/33		2,415	2,278,796
3.375%	03/27/25	EUR	1,371	1,608,502
3.750%	02/25/26		160	162,724
3.800%	03/15/30		900	906,685
3.814%(ff)	04/23/29		7,985	8,039,531
3.850%	01/26/27		470	475,507
4.017%(ff)	10/31/38		5,220	5,259,410
Sub. Notes
6.750%	10/01/37		195	246,330
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.645%(ff)	04/18/26		515	485,477
3.000%(ff)	07/22/28	GBP	1,395	1,812,667
4.292%(ff)	09/12/26		225	228,151
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
0.250%(ff)	02/18/29	EUR	800	808,437
0.250%(ff)	02/01/30	EUR	100	99,109
3.550%	04/09/24		225	227,702
3.869%(ff)	03/28/26		390	391,935
4.017%(ff)	03/28/28		550	553,789
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)		740	735,308
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		6,820	6,573,149
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
3.769%(c)	07/30/22(oo)		3,669	3,669,059
Sr. Unsec’d. Notes
0.991%(ff)	04/28/26	GBP	675	838,708
2.069%(ff)	06/01/29		3,020	2,776,189
2.525%(ff)	11/19/41		15,020	12,434,946
2.545%(ff)	11/08/32		1,235	1,127,244
2.580%(ff)	04/22/32		661	606,177
3.200%	06/15/26(a)		725	728,266
3.509%(ff)	01/23/29		160	159,768
3.702%(ff)	05/06/30		466	469,260
3.782%(ff)	02/01/28		620	627,872
3.964%(ff)	11/15/48		450	460,142
4.005%(ff)	04/23/29		2,905	2,966,070
4.452%(ff)	12/05/29		387	404,517
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
0.375%	04/23/25	EUR	1,080	1,190,763

A24

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Gov’t. Gtd. Notes, EMTN
0.875%	07/04/39	EUR	1,209	$1,263,331
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/11/27		730	731,757
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	600	662,044
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	930	974,968
Sr. Unsec’d. Notes, EMTN
7.500%(c)	04/02/32		100	69,162
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32		30	26,600
2.699%(ff)	01/22/31		18,280	17,100,778
3.772%(ff)	01/24/29		440	443,487
3.875%	01/27/26		135	137,562
4.431%(ff)	01/23/30		2,595	2,717,143
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32		640	579,533
2.802%(ff)	01/25/52		17	14,215
2.943%(ff)	01/21/33		2,210	2,070,812
3.125%	07/27/26		995	986,186
3.591%(ff)	07/22/28		250	250,999
3.622%(ff)	04/01/31		738	735,857
Sub. Notes
2.484%(ff)	09/16/36		550	472,175
Sub. Notes, GMTN
4.350%	09/08/26		855	881,995
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.269%(ff)	03/22/25		1,940	1,963,256
Sub. Notes
3.622%(ff)	08/14/30	GBP	875	1,147,598
Nederlandse Waterschapsbank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
0.000%	11/16/26	EUR	4,940	5,261,525
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
1.625%	09/22/25		250	235,564
3.800%	06/17/25	CNH	1,000	156,554
Gtd. Notes, MTN
4.900%	02/01/28	AUD	460	354,403
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
3.337%(ff)	01/21/33		470	432,688
Sr. Unsec’d. Notes, 144A, MTN
3.875%	03/28/24		1,585	1,590,192
Sub. Notes, EMTN
1.000%(ff)	11/24/30	EUR	1,400	1,477,116
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.696%	07/16/24		1,830	1,812,804
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, Series FXD, MTN
1.450%	01/10/25(a)		400	$383,953
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(oo)		4,480	4,061,940
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes
0.625%	02/24/33	EUR	200	195,411
Sr. Unsec’d. Notes, 144A
2.746%(ff)	02/11/33		835	760,572
2.859%(ff)	08/15/23		890	891,377
3.126%(ff)	08/13/30		945	909,551
Sr. Unsec’d. Notes, EMTN
0.250%(ff)	11/05/28	EUR	1,072	1,092,378
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26		1,675	1,552,553
Wells Fargo & Co.,
Sr. Unsec’d. Notes, EMTN
2.000%	04/27/26	EUR	440	497,509
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28		5,430	5,138,334
2.879%(ff)	10/30/30		835	794,780
4.478%(ff)	04/04/31		11,000	11,638,977
				238,521,168
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		650	706,456
4.900%	02/01/46		5,005	5,560,955
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.600%	06/01/60		150	159,132
5.450%	01/23/39		550	641,963
Coca-Cola Femsa SAB de CV (Mexico),
Gtd. Notes
2.750%	01/22/30		177	169,276
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.250%	08/01/31		365	322,098
				7,559,880
Biotechnology — 0.0%
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40		68	57,143
Royalty Pharma PLC,
Gtd. Notes
2.200%	09/02/30		290	253,948
3.300%	09/02/40		48	40,986
				352,077

A25

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Building Materials — 0.2%
Carrier Global Corp.,
Sr. Unsec’d. Notes
3.377%	04/05/40		96	$87,377
3.577%	04/05/50		28	25,620
CRH Funding BV (Ireland),
Gtd. Notes, EMTN
1.875%	01/09/24	EUR	1,427	1,608,529
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		1,438	1,382,017
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
2.400%	07/15/31		21	18,856
3.200%	07/15/51		169	144,164
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30(a)		375	338,009
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29		610	620,477
4.300%	07/15/47		2,760	2,711,140
4.400%	01/30/48		625	624,597
SRM Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		2,585	2,544,697
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		1,400	1,282,624
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29		60	59,269
6.500%	03/15/27		355	362,050
				11,809,426
Chemicals — 0.3%
Alpek SAB de CV (Mexico),
Gtd. Notes, 144A
3.250%	02/25/31		219	198,781
Ashland Services BV,
Gtd. Notes
2.000%	01/30/28	EUR	2,100	2,143,083
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
4.500%	01/31/30		230	223,103
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		240	258,413
5.375%	03/15/44		260	293,604
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.700%	12/15/51		150	128,767
Equate Petrochemical BV (Kuwait),
Gtd. Notes, 144A, MTN
4.250%	11/03/26		385	389,824
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals (cont’d.)
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
2.500%	01/15/26	EUR	329	$343,939
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43		240	266,922
LYB International Finance III LLC,
Gtd. Notes
3.375%	10/01/40		3,680	3,305,349
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24		220	222,443
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
3.750%	06/23/31		238	216,112
4.500%	10/22/25		239	241,056
5.125%	06/23/51		209	175,492
5.625%	04/25/24		284	291,901
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
1.875%	05/11/26		481	451,316
2.875%	05/11/31		455	403,711
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22		1,440	1,443,857
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26		417	400,497
5.875%	03/27/24		1,688	1,711,935
6.500%	09/27/28		213	216,725
SPCM SA (France),
Sr. Unsec’d. Notes, 144A
2.000%	02/01/26	EUR	305	327,589
Valvoline, Inc.,
Gtd. Notes, 144A
4.250%	02/15/30		35	32,014
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31		100	86,634
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
3.148%	06/04/30		710	662,668
				14,435,735
Commercial Services — 0.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29(a)		1,205	1,064,045
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,380	1,290,875
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119		60	51,937
4.700%	11/01/2111		80	89,450

A26

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Cleveland Clinic Foundation (The),
Unsec’d. Notes
4.858%	01/01/2114		150	$169,084
DP World PLC (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	400	447,160
4.250%	09/25/30	GBP	500	687,634
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48		571	620,825
Equifax, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/31		450	402,431
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26		3,302	3,298,180
7.000%	10/15/37		250	327,299
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118		69	78,959
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25		270	264,965
Johns Hopkins University,
Sr. Unsec’d. Notes, Series A
2.813%	01/01/60		305	251,294
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48		275	285,689
Loxam SAS (France),
Sr. Sub. Notes
4.500%	04/15/27	EUR	135	141,163
5.750%	07/15/27	EUR	230	248,235
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116		685	677,142
4.678%	07/01/2114		115	133,578
Nexi SpA (Italy),
Sr. Unsec’d. Notes
2.125%	04/30/29(a)	EUR	3,510	3,529,509
Northeastern University,
Unsec’d. Notes, Series 2020
2.894%	10/01/50		282	240,890
President & Fellows of Harvard College,
Unsec’d. Notes
2.517%	10/15/50		75	64,085
3.150%	07/15/46		375	360,158
3.300%	07/15/56		45	44,626
S&P Global, Inc.,
Gtd. Notes, 144A
2.700%	03/01/29		290	281,055
Sr. Unsec’d. Notes, 144A
2.450%	03/01/27		450	437,888
3.700%	03/01/52		195	197,821
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes
3.610%	02/15/2119		40	35,345
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32(a)		1,375	$1,282,427
3.875%	02/15/31(a)		116	109,686
4.875%	01/15/28		815	828,018
5.250%	01/15/30		2,585	2,665,216
University of Chicago (The),
Unsec’d. Notes, Series 20B
2.761%	04/01/45		30	26,497
University of Southern California,
Sr. Unsec’d. Notes, Series A
3.226%	10/01/2120		30	24,990
Unsec’d. Notes, Series 2017
3.841%	10/01/47		355	376,157
Yale University,
Unsec’d. Notes, Series 2020
1.482%	04/15/30		215	194,137
				21,228,450
Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
2.800%	02/08/61		188	161,069
Cosmetics/Personal Care — 0.0%
GSK Consumer Healthcare Capital US LLC,
Gtd. Notes, 144A
3.375%	03/24/27		250	250,121
3.625%	03/24/32		500	500,203
4.000%	03/24/52		250	250,648
				1,000,972
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		2,070	1,937,393
Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26		320	295,818
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26(oo)		255	232,237
BOC Aviation USA Corp. (Singapore),
Gtd. Notes, 144A, MTN
1.625%	04/29/24		226	217,521
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24		610	627,819
CDP Financial, Inc. (Canada),
Gtd. Notes
5.600%	11/25/39		1,000	1,305,197
CPPIB Capital, Inc. (Canada),
Gtd. Notes, EMTN
0.250%	04/06/27	EUR	3,092	3,290,238

A27

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		600	$606,357
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
0.700%	06/15/23		2,427	2,390,014
3.000%	06/15/50		202	176,934
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43		125	149,957
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.,
Sr. Unsec’d. Notes
2.625%	10/15/31		3,856	3,472,868
Nasdaq, Inc.,
Sr. Unsec’d. Notes
2.500%	12/21/40		200	161,352
3.250%	04/28/50		210	181,738
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27(a)		2,850	2,903,484
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31		230	206,562
2.999%	01/22/32(a)		965	886,530
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26(a)		3,060	3,271,222
8.250%	10/01/23		974	1,026,841
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes
0.500%	05/06/25	EUR	3,087	3,377,211
Gtd. Notes, 144A
1.250%	09/27/30		2,328	2,063,751
2.000%	04/16/31		3,414	3,185,614
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	3,458	3,576,828
0.900%	05/20/41	EUR	1,032	996,535
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29(a)		655	561,948
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, EMTN
3.750%	06/18/24		235	234,892
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	400	408,256
PSP Capital, Inc. (Canada),
Gtd. Notes, 144A
1.625%	10/26/28		2,879	2,693,992
Societe Generale SFH SA (France),
Covered Bonds
0.750%	01/29/27	EUR	800	875,232
				39,376,948
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric — 1.0%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.800%	10/01/47		570	$534,339
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	09/01/44		280	309,411
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	1,200	1,172,231
Cadent Finance PLC (United Kingdom),
Gtd. Notes, EMTN
0.625%	03/19/30	EUR	1,165	1,165,638
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		610	546,590
4.500%	02/15/28(a)		1,315	1,283,179
5.250%	06/01/26		195	196,533
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		45	41,640
5.000%	02/01/31		630	573,773
5.125%	03/15/28		3,165	3,019,308
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
3.950%	03/01/48		215	223,829
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
3.348%	02/09/31(a)		974	857,023
4.688%	05/15/29		1,210	1,194,394
Sr. Unsec’d. Notes
5.000%	09/29/36		948	925,623
Commonwealth Edison Co.,
First Mortgage
4.000%	03/01/48		280	297,298
6.450%	01/15/38		260	339,365
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.200%	12/01/51		55	48,715
Consumers Energy Co.,
First Mortgage
4.050%	05/15/48		450	474,426
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/28		684	711,222
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30		250	246,256
DTE Energy Co.,
Sr. Unsec’d. Notes, Series C
2.529%	10/01/24		1,090	1,072,685
Duke Energy Corp.,
Jr. Sub. Notes
3.250%(ff)	01/15/82		2,855	2,529,085
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46		250	248,584

A28

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Enel Finance International NV (Italy),
Gtd. Notes, EMTN
0.500%	06/17/30	EUR	1,375	$1,361,493
Engie SA (France),
Jr. Sub. Notes
3.250%(ff)	11/28/24(oo)	EUR	900	1,020,181
Entergy Louisiana LLC,
Collateral Trust Bond
4.000%	03/15/33		170	177,281
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		1,000	1,021,869
Sr. Unsec’d. Notes, 144A
7.125%	02/11/25		606	587,171
Evergy Metro, Inc.,
Mortgage
4.200%	03/15/48		330	346,640
Exelon Corp.,
Sr. Unsec’d. Notes
4.450%	04/15/46		375	391,912
5.100%	06/15/45		234	262,136
Sr. Unsec’d. Notes, 144A
3.350%	03/15/32		220	214,616
4.100%	03/15/52		105	106,897
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		75	81,294
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series HE
8.625%	06/15/29		285	383,460
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26(oo)	EUR	900	963,267
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
2.300%	06/01/30		435	397,729
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes
6.875%	06/21/23		520	543,278
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28		681	686,623
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		750	876,721
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.807%	10/06/50		103	82,299
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.750%	11/01/29		216	206,351
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
2.759%	01/10/32		72	66,228
Northern States Power Co.,
First Mortgage
3.600%	09/15/47		545	538,554
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		1,330	$1,352,011
Gtd. Notes, 144A
3.375%	02/15/29		170	151,413
3.625%	02/15/31(a)		1,605	1,414,002
3.875%	02/15/32		80	70,662
Sr. Sec’d. Notes, 144A
2.000%	12/02/25(a)		802	755,314
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	900	987,403
4.250%	02/26/26		295	295,991
Ontario Electricity Financial Corp. (Canada),
Local Gov’t. Gtd. Notes, Series 40
2.428%(s)	04/11/31	CAD	500	298,272
Pacific Gas & Electric Co.,
First Mortgage
4.550%	07/01/30		2,460	2,440,885
Sr. Sec’d. Notes
3.250%	06/01/31		240	217,045
PECO Energy Co.,
First Mortgage
3.700%	09/15/47		80	80,324
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	500	485,103
2.875%	10/25/25	EUR	435	494,716
Sr. Unsec’d. Notes, 144A
1.875%	11/05/31	EUR	120	116,425
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
2.450%	11/15/31		275	249,595
Puget Energy, Inc.,
Sr. Sec’d. Notes
2.379%	06/15/28		1,025	939,624
San Diego Gas & Electric Co.,
First Mortgage
3.950%	11/15/41		135	131,632
Sempra Energy,
Sr. Unsec’d. Notes
3.300%	04/01/25		270	270,122
3.700%	04/01/29		20	20,118
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47		435	419,184
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41		125	132,921
Southwestern Public Service Co.,
First Mortgage
4.500%	08/15/41		201	213,621
State Grid Overseas Investment BVI Ltd. (China),
Gtd. Notes, EMTN
1.625%	08/05/30		500	435,209

A29

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50		44	$35,385
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		1,050	1,022,139
8.000%(ff)	10/15/26(oo)		3,350	3,370,683
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27(a)		5,810	5,713,576
5.500%	09/01/26		20	20,103
5.625%	02/15/27		20	19,990
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		465	460,855
3.700%	01/30/27		2,195	2,104,476
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.500%	12/01/49		192	178,073
				53,224,019
Electronics — 0.0%
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		100	92,638
Engineering & Construction — 0.2%
Aeroporti di Roma SpA (Italy),
Sr. Unsec’d. Notes, EMTN
1.750%	07/30/31	EUR	1,165	1,179,219
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
1.250%	01/15/29	EUR	200	193,450
2.000%	02/15/33	EUR	5,700	5,379,000
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes
1.500%	10/12/27	EUR	1,395	1,543,195
Sr. Sec’d. Notes, EMTN
1.500%	02/11/30	EUR	709	740,513
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
4.250%	10/31/26		219	216,426
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		225	214,596
4.250%	10/31/26		473	467,440
5.500%	07/31/47		475	418,973
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		450	408,488
				10,761,300
Entertainment — 0.2%
Caesars Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29(a)		600	562,735
Magallanes, Inc.,
Gtd. Notes, 144A
3.638%	03/15/25(a)		410	411,907
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Entertainment (cont’d.)
3.755%	03/15/27(a)		390	$389,434
4.054%	03/15/29		360	361,757
4.279%	03/15/32		135	135,760
5.050%	03/15/42		1,450	1,479,280
5.141%	03/15/52		1,310	1,341,095
5.391%	03/15/62		540	557,938
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.625%	09/01/29		200	172,179
5.875%	09/01/31(a)		1,450	1,241,527
Scientific Games International, Inc.,
Gtd. Notes, 144A
8.250%	03/15/26		2,585	2,691,631
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		46	43,299
Sr. Unsec’d. Notes, 144A
7.750%	04/15/25(a)		40	41,597
				9,430,139
Foods — 0.4%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.250%	03/15/26(a)		216	204,056
3.500%	02/15/23		245	245,228
3.500%	03/15/29		60	54,163
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27(a)		825	787,931
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	5,245	6,365,232
4.500%	02/16/26	GBP	220	276,709
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27	GBP	2,300	2,683,395
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,372	1,600,703
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.750%	02/15/28		590	621,934
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29		770	816,003
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30		1,196	1,219,605
Kraft Heinz Foods Co.,
Gtd. Notes
4.625%	10/01/39		115	116,480
4.875%	10/01/49		2,815	2,967,884
5.200%	07/15/45		145	156,882
5.500%	06/01/50		70	79,741
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		770	719,159
4.375%	01/31/32(a)		770	718,970

A30

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods (cont’d.)
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44		295	$300,420
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
4.250%	04/15/31		205	189,569
5.875%	09/30/27		1,805	1,824,723
Post Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31(a)		675	598,248
Sigma Alimentos SA de CV (Mexico),
Gtd. Notes
4.125%	05/02/26		200	201,256
				22,748,291
Forest Products & Paper — 0.0%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.375%	12/01/25		440	497,469
Inversiones CMPC SA (Chile),
Gtd. Notes, 144A
3.850%	01/13/30		570	555,481
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31(a)		1,140	1,073,033
				2,125,983
Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		1,106	1,102,122
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		372	354,848
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.850%	01/15/41		145	173,307
National Grid Gas PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
1.125%	01/14/33	GBP	275	290,009
NiSource, Inc.,
Sr. Unsec’d. Notes
3.950%	03/30/48		70	66,877
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	900	872,408
				2,859,571
Healthcare-Products — 0.2%
American Medical Systems Europe BV,
Gtd. Notes
1.625%	03/08/31	EUR	500	539,678
Avantor Funding, Inc.,
Sr. Sec’d. Notes
2.625%	11/01/25	EUR	5,790	6,491,033
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Sr. Sec’d. Notes, 144A
2.625%	11/01/25	EUR	317	$355,381
Baxter International, Inc.,
Sr. Unsec’d. Notes, 144A
0.868%	12/01/23(a)		425	411,518
Becton Dickinson Euro Finance Sarl,
Gtd. Notes
0.334%	08/13/28	EUR	275	278,703
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/30		73	68,664
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	580	575,754
Medtronic Global Holdings SCA,
Gtd. Notes
1.375%	10/15/40	EUR	205	201,355
1.625%	10/15/50	EUR	185	177,275
2.250%	03/07/39	EUR	120	135,591
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,275	1,179,315
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		875	814,092
Thermo Fisher Scientific Finance I BV,
Gtd. Notes
0.800%	10/18/30	EUR	400	414,227
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	285	282,699
1.875%	10/01/49	EUR	185	183,977
				12,109,262
Healthcare-Services — 0.8%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.387%	10/15/49		40	38,056
4.272%	08/15/48		480	521,152
Unsec’d. Notes, Series 2020
2.211%	06/15/30(a)		530	490,952
3.008%	06/15/50(a)		890	787,407
Aetna, Inc.,
Sr. Unsec’d. Notes
6.750%	12/15/37		275	352,807
Anthem, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51		268	258,094
4.625%	05/15/42		109	119,425
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46		115	120,334
Sr. Unsec’d. Notes, Series B
2.532%	11/15/29		270	260,112
3.106%	11/15/39		895	834,020

A31

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
BayCare Health System, Inc.,
Sr. Unsec’d. Notes, Series 2020
3.831%	11/15/50		110	$113,494
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31		628	561,065
CommonSpirit Health,
Sr. Sec’d. Notes
2.760%	10/01/24		2,975	2,950,417
2.782%	10/01/30(a)		1,079	996,552
3.910%	10/01/50		210	200,799
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30		2,815	2,630,928
Hackensack Meridian Health, Inc.,
Sec’d. Notes, Series 2020
2.675%	09/01/41		1,530	1,303,105
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30		285	275,124
5.375%	02/01/25		665	693,153
5.375%	09/01/26		225	237,007
5.625%	09/01/28		21	22,701
5.875%	02/01/29		40	43,859
Sr. Sec’d. Notes
3.500%	07/15/51		2,960	2,564,814
4.125%	06/15/29		1,040	1,059,129
5.000%	03/15/24		1,220	1,264,630
5.125%	06/15/39		275	297,077
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A
2.200%	06/01/30		990	901,755
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48		395	411,363
IQVIA, Inc.,
Gtd. Notes
2.250%	03/15/29	EUR	5,110	5,179,650
Gtd. Notes, 144A
1.750%	03/15/26	EUR	816	881,543
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47		1,370	1,475,503
Gtd. Notes, Series 2019
3.266%	11/01/49		30	28,048
Unsec’d. Notes, Series 2021
2.810%	06/01/41		350	308,018
Mayo Clinic,
Unsec’d. Notes, Series 2016
4.128%	11/15/52		315	341,903
MEDNAX, Inc.,
Gtd. Notes, 144A
5.375%	02/15/30(a)		775	749,563
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.125%	07/01/52		25	26,598
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Methodist Hospital (The),
Unsec’d. Notes, Series 20A
2.705%	12/01/50	1,210	$998,261
Montefiore Obligated Group,
Unsec’d. Notes
4.287%	09/01/50	325	278,426
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	295	317,958
4.763%	08/01/2116	135	145,735
Unsec’d. Notes, Series 2019
3.954%	08/01/2119	560	518,184
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	50	50,697
OhioHealth Corp.,
Unsec’d. Notes, Series 2020
3.042%	11/15/50	90	79,650
Orlando Health Obligated Group,
Sr. Unsec’d. Notes
3.327%	10/01/50	370	337,783
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2018
4.787%	11/15/48	55	64,301
Piedmont Healthcare, Inc.,
Sec’d. Notes
2.864%	01/01/52	720	583,570
Sec’d. Notes, Series 2042
2.719%	01/01/42	910	750,377
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	11/01/25(a)	1,725	1,769,399
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.800%	06/30/31	815	762,621
Tenet Healthcare Corp.,
Gtd. Notes, 144A
6.125%	10/01/28(a)	1,725	1,753,371
Sec’d. Notes, 144A
6.250%	02/01/27(a)	750	770,298
Sr. Sec’d. Notes
4.625%	07/15/24	204	204,936
Sr. Sec’d. Notes, 144A
4.875%	01/01/26	30	30,357
5.125%	11/01/27	2,150	2,161,095
Texas Health Resources,
Sec’d. Notes
4.330%	11/15/55	130	144,367
Sec’d. Notes, Series 2019
3.372%	11/15/51	85	79,649
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2021
2.632%	12/01/40	252	210,198
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.050%	05/15/41	270	251,719

A32

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
3.500%	08/15/39		140	$139,139
4.375%	03/15/42		275	299,442
4.625%	11/15/41		410	462,901
4.750%	07/15/45		46	53,321
Willis-Knighton Medical Center,
Sec’d. Notes, Series 2018
4.813%	09/01/48		115	130,693
				42,648,605
Home Builders — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/28		2,317	2,371,729
Beazer Homes USA, Inc.,
Gtd. Notes
7.250%	10/15/29		1,173	1,181,544
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A (original cost $279,657; purchased 07/09/21 - 12/10/21)
6.250%	09/15/27(f)		265	259,627
Sr. Unsec’d. Notes, 144A (original cost $2,274,118; purchased 07/09/21 - 12/10/21)
5.000%	06/15/29(f)		2,225	2,044,813
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		81	84,109
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		1,745	1,638,621
5.250%	12/15/27		25	24,711
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		351	365,190
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30(a)		2,267	2,216,178
				10,186,522
Household Products/Wares — 0.0%
Spectrum Brands, Inc.,
Gtd. Notes, 144A
4.000%	10/01/26	EUR	275	302,436
Insurance — 0.4%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.500%	07/16/44		200	216,360
4.750%	04/01/48		89	102,137
4.800%	07/10/45		100	112,694
Assicurazioni Generali SpA (Italy),
Jr. Sub. Notes, EMTN
4.596%(ff)	11/21/25(oo)	EUR	1,395	1,620,912
AXA SA (France),
Sub. Notes, EMTN
5.125%(ff)	07/04/43	EUR	705	821,726
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.000%	03/18/34	EUR	435	480,769
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance (cont’d.)
Brighthouse Financial, Inc.,
Sr. Unsec’d. Notes
5.625%	05/15/30(a)		950	$1,046,711
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	04/04/25		225	224,822
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		5,105	4,780,414
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.600%	08/19/49		125	117,356
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	255	286,573
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29		4,359	4,622,559
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37		265	322,161
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	03/30/43		90	97,199
Northwestern Mutual Global Funding,
Sr. Sec’d. Notes, 144A, MTN
1.700%	06/01/28		416	381,211
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
5.625%	09/20/30	GBP	930	1,342,179
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30		513	465,606
4.625%	09/15/42		30	31,969
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34		185	230,263
Swiss Re Finance UK PLC,
Gtd. Notes, EMTN
2.714%(ff)	06/04/52	EUR	700	747,023
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		110	122,185
6.850%	12/16/39		28	36,799
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		945	829,712
				19,039,340
Internet — 0.1%
Expedia Group, Inc.,
Gtd. Notes
2.950%	03/15/31		840	779,431
Prosus NV (China),
Gtd. Notes, 144A
4.850%	07/06/27		675	656,176

A33

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Internet (cont’d.)
Sr. Unsec’d. Notes, 144A
3.257%	01/19/27		210	$191,870
United Group BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.250%	02/01/30	EUR	3,850	3,993,977
				5,621,454
Iron/Steel — 0.2%
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.250%	01/15/31(a)		2,300	2,230,209
3.450%	04/15/30		2,208	2,176,779
thyssenkrupp AG (Germany),
Sr. Unsec’d. Notes, EMTN
1.875%	03/06/23	EUR	4,180	4,606,092
				9,013,080
Lodging — 0.1%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes
4.250%	01/24/27		770	725,083
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32		1,035	935,817
5.375%	05/01/25		95	97,192
5.750%	05/01/28		65	67,267
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27(a)		295	297,293
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
1.300%	10/01/23		1,420	1,384,170
Sr. Unsec’d. Notes, SOFR Index+ 1.050%
1.320%(c)	10/01/23		1,775	1,779,852
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24		550	530,812
3.500%	08/18/26		190	179,355
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30		165	172,225
Sr. Unsec’d. Notes, Series HH
2.850%	04/15/31(a)		745	680,970
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	08/08/25		245	242,614
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.625%	08/26/28		392	338,497
				7,431,147
Machinery-Diversified — 0.1%
Flowserve Corp.,
Sr. Unsec’d. Notes
2.800%	01/15/32		380	337,051
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Machinery-Diversified (cont’d.)
TK Elevator Midco GmbH (Germany),
Sr. Sec’d. Notes, 144A
4.375%	07/15/27	EUR	4,400	$4,808,148
				5,145,199
Media — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32		810	741,245
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31(a)		661	602,490
4.250%	01/15/34		900	780,424
4.500%	08/15/30		130	122,067
4.500%	06/01/33		395	354,513
4.750%	03/01/30(a)		551	529,620
5.000%	02/01/28		115	113,877
5.125%	05/01/27(a)		441	441,809
5.375%	06/01/29		250	249,543
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.500%	06/01/41		161	134,657
3.900%	06/01/52		9,320	7,889,544
4.464%	07/23/22		32	32,122
5.050%	03/30/29		2,055	2,176,214
5.375%	05/01/47		150	153,339
6.384%	10/23/35		525	596,575
6.484%	10/23/45		120	136,769
Comcast Corp.,
Gtd. Notes
3.750%	04/01/40		840	843,582
Gtd. Notes, 144A
2.937%	11/01/56		232	193,484
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31		1,525	1,380,482
3.150%	08/15/24		305	305,607
4.800%	02/01/35		104	109,357
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	04/15/27		225	223,064
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30(a)		1,550	1,294,999
5.750%	01/15/30(a)		1,000	890,705
Discovery Communications LLC,
Gtd. Notes
4.000%	09/15/55		300	259,239
4.125%	05/15/29		1,234	1,247,821
5.300%	05/15/49		4,920	5,181,206
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		140	119,189
5.875%	11/15/24		280	279,766
7.750%	07/01/26(a)		3,065	3,042,186

A34

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
Paramount Global,
Sr. Unsec’d. Notes
4.600%	01/15/45		4,520	$4,409,382
4.750%	05/15/25		306	318,218
4.950%	01/15/31(a)		930	988,578
Walt Disney Co. (The),
Gtd. Notes
2.750%	09/01/49		165	140,765
Ziggo BV (Netherlands),
Sr. Sec’d. Notes
2.875%	01/15/30	EUR	2,210	2,234,009
				38,516,447
Mining — 0.2%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
4.000%	09/11/27		825	827,525
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
3.150%	01/14/30		300	288,654
Sr. Unsec’d. Notes, 144A
3.700%	01/30/50		200	180,122
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30		4,655	4,249,402
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.250%	11/08/42(a)		809	918,193
6.750%	04/16/40		244	311,200
7.500%	07/27/35		110	141,672
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	07/15/41		3,735	4,472,974
				11,389,742
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.750%	01/06/23		280	280,750
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
0.000%	11/15/27	EUR	695	738,656
Sr. Unsec’d. Notes, 144A, MTN
2.422%(s)	05/28/37	CAD	400	189,053
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36	EUR	1,314	1,430,051
Inter-American Development Bank (Supranational Bank),
Notes
6.800%	10/15/25		245	276,434
				2,914,944
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26		560	528,723
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas — 1.5%
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30		275	$280,853
8.375%	07/15/26		240	265,325
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26		185	189,913
9.000%	11/01/27		35	48,266
BP Capital Markets America, Inc.,
Gtd. Notes
3.001%	03/17/52		190	163,322
3.379%	02/08/61(a)		357	317,648
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.104%	11/15/34	EUR	463	454,579
3.625%(ff)	03/22/29(oo)	EUR	930	1,016,433
4.375%(ff)	06/22/25(oo)		1,050	1,055,398
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32		50	45,261
3.750%	02/15/52		165	148,343
5.250%	06/15/37		5,410	5,878,238
5.400%	06/15/47		105	118,416
6.750%	11/15/39		240	297,463
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.875%	02/01/29(a)		580	599,223
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		310	313,614
ConocoPhillips Co.,
Gtd. Notes
4.150%	11/15/34		60	61,133
4.300%	11/15/44		210	227,470
Gtd. Notes, 144A
3.758%	03/15/42		100	101,643
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23		175	177,433
Gtd. Notes, 144A
2.268%	11/15/26		270	252,641
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		230	265,732
5.850%	12/15/25		129	139,707
7.875%	09/30/31		65	84,398
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26		11,142	11,129,722
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	09/18/23		1,090	1,116,476
6.875%	04/29/30(a)		685	720,715
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24		795	789,073

A35

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
4.875%	03/30/26		160	$155,214
5.375%	03/30/28		955	923,861
5.875%	03/30/31		50	47,849
Equinor ASA (Norway),
Gtd. Notes
3.700%	04/06/50		110	111,866
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
2.500%	03/21/26	EUR	1,000	420,375
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22		451	294,362
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes, 144A
2.900%	09/29/31(a)		1,930	1,771,010
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27(a)		484	497,198
5.600%	02/15/41		85	95,656
7.300%	08/15/31		260	319,019
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		140	140,057
6.000%	02/01/31		140	141,548
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25		472	458,642
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.125%	06/30/25		315	320,402
6.500%	06/30/27		355	364,866
Lundin Energy Finance BV (Netherlands),
Gtd. Notes, 144A
3.100%	07/15/31		1,175	1,089,451
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.800%	04/01/28		5,850	5,890,885
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29		45	45,620
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.933%(s)	10/10/36		665	356,777
5.550%	03/15/26		545	578,872
5.875%	09/01/25		50	53,134
6.450%	09/15/36		5	5,876
6.625%	09/01/30(a)		415	476,236
6.950%	07/01/24		380	407,948
Ovintiv Exploration, Inc.,
Gtd. Notes
5.375%	01/01/26		320	339,383
Ovintiv, Inc.,
Gtd. Notes
6.500%	08/15/34		200	237,631
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.299%	01/27/25		1,715	1,789,722
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
5.750%	02/01/29		96	$99,722
6.250%	03/17/24		5	5,262
6.625%	01/16/34	GBP	1,925	2,537,224
6.900%	03/19/49(a)		355	353,868
7.250%	03/17/44		626	653,789
7.375%	01/17/27		305	340,126
Gtd. Notes, EMTN
6.250%	12/14/26	GBP	580	788,881
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.500%	01/23/26(a)		384	374,912
4.750%	02/26/29	EUR	2,230	2,286,132
5.350%	02/12/28		222	211,345
5.950%	01/28/31		84	77,581
6.350%	02/12/48(a)		598	471,103
6.375%	01/23/45		572	457,225
6.490%	01/23/27(a)		1,408	1,428,335
6.500%	03/13/27		1,148	1,165,465
6.500%	01/23/29(a)		590	585,308
6.625%	06/15/35		49	43,944
6.840%	01/23/30(a)		589	585,258
6.875%	10/16/25		48	50,294
7.690%	01/23/50		815	712,468
Gtd. Notes, EMTN
3.750%	02/21/24	EUR	355	393,584
4.875%	02/21/28	EUR	3,920	4,124,780
5.125%	03/15/23	EUR	120	135,584
Gtd. Notes, MTN
4.625%	09/21/23		1,240	1,253,465
6.750%	09/21/47		190	154,506
6.875%	08/04/26		455	475,735
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, EMTN
2.480%	01/28/32		200	186,692
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
2.150%	01/15/31		3,455	3,110,707
Qatar Energy (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26		420	391,647
3.125%	07/12/41		205	187,496
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		1,985	2,010,763
5.000%	03/15/23		265	267,206
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		5,425	5,091,633
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
2.250%	11/24/30		829	759,020
Shell International Finance BV (Netherlands),
Gtd. Notes
2.875%	11/26/41		55	49,454

A36

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24		298	$306,023
Sinopec Group Overseas Development 2018 Ltd. (China),
Gtd. Notes
2.300%	01/08/31		500	452,945
Thaioil Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, 144A, MTN
4.875%	01/23/43		456	431,056
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	930	943,935
UGI International LLC,
Gtd. Notes, 144A
2.500%	12/01/29	EUR	700	655,524
Wintershall Dea Finance BV (Germany),
Gtd. Notes
1.823%	09/25/31	EUR	500	479,687
				78,681,582
Oil & Gas Services — 0.0%
Cameron International Corp.,
Gtd. Notes
5.950%	06/01/41		480	541,760
Packaging & Containers — 0.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Sec’d. Notes, 144A
2.000%	09/01/28	EUR	642	655,129
Sr. Unsec’d. Notes, 144A
3.000%	09/01/29	EUR	105	103,562
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28(a)		350	321,807
Verallia SA (France),
Gtd. Notes
1.625%	05/14/28	EUR	6,200	6,384,530
				7,465,028
Pharmaceuticals — 1.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.800%	03/15/25		445	454,171
4.050%	11/21/39		12,872	13,278,355
4.250%	11/21/49		285	297,378
4.500%	05/14/35		1,225	1,317,264
4.700%	05/14/45		630	686,496
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27(a)		324	323,053
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28		120	98,811
5.000%	02/15/29		639	497,937
5.250%	01/30/30		2,405	1,893,378
5.250%	02/15/31		525	408,786
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
6.250%	02/15/29	1,525	$1,259,860
7.250%	05/30/29	1,205	1,028,691
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.200%	07/15/34	750	771,428
4.250%	12/15/25	675	687,313
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.550%	03/15/42	240	237,661
3.700%	03/15/52	80	80,490
3.900%	03/15/62	30	30,306
4.125%	06/15/39	120	128,566
4.250%	10/26/49	97	106,179
4.625%	05/15/44	245	278,640
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27	610	615,261
4.375%	10/15/28	5,585	5,874,534
Sr. Unsec’d. Notes
3.200%	03/15/40	765	695,833
3.400%	03/15/50	650	586,819
3.400%	03/15/51	2,605	2,354,691
CVS Health Corp.,
Sr. Unsec’d. Notes
2.700%	08/21/40	7,545	6,406,275
3.250%	08/15/29	1,495	1,478,655
4.125%	04/01/40	69	70,007
5.125%	07/20/45	230	260,272
5.300%	12/05/43	80	92,484
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	06/30/28	85	48,458
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	215	204,852
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	1,865	1,843,822
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	7,805	6,766,111
4.000%	06/22/50	315	265,952
			51,428,789
Pipelines — 0.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29(a)	1,700	1,697,802
7.875%	05/15/26	490	530,455
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes, 144A
4.600%	12/15/44	30	31,136
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36	470	448,817
4.387%	11/30/46	200	187,699

A37

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	915	$891,874
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(a)(oo)	935	921,289
Sr. Unsec’d. Notes
4.950%	06/15/28	350	367,393
5.400%	10/01/47	2,500	2,610,608
6.000%	06/15/48	2,365	2,629,076
6.250%	04/15/49	620	711,156
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	01/31/30(a)	375	360,168
3.125%	07/31/29	387	380,425
3.300%	02/15/53	45	38,481
5.950%	02/01/41	195	231,491
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.300%	10/01/31	2,410	2,134,262
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes
2.160%	03/31/34	384	354,341
Sr. Sec’d. Notes, 144A
2.160%	03/31/34(a)	385	354,341
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50	750	622,288
5.050%	02/15/46	3,470	3,680,563
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.950%	03/01/50	915	864,661
MPLX LP,
Sr. Unsec’d. Notes
3.500%	12/01/22	161	162,417
4.125%	03/01/27	379	388,190
4.500%	04/15/38	310	315,912
4.875%	06/01/25	645	668,667
4.950%	03/14/52	1,250	1,301,925
5.200%	03/01/47	2,625	2,829,797
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	415	482,776
ONEOK, Inc.,
Gtd. Notes
4.450%	09/01/49	1,864	1,808,006
5.200%	07/15/48	2,410	2,575,859
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.800%	09/15/30(a)	505	494,475
4.700%	06/15/44	1,580	1,484,061
5.150%	06/01/42	1,092	1,064,892
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30	602	584,140
7.500%	10/01/25	325	342,592
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		35	$34,043
4.125%	08/15/31		35	34,359
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.600%(cc)	02/01/25		45	44,693
4.550%(cc)	02/01/30(a)		745	744,607
5.300%	03/01/48		40	39,660
5.450%	04/01/44		235	238,427
5.750%(cc)	02/01/50		25	24,521
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30		742	734,194
3.500%	10/15/51		870	761,362
3.750%	06/15/27		213	215,688
4.500%	11/15/23		3	3,064
4.550%	06/24/24		435	447,077
4.850%	03/01/48		20	21,351
4.900%	01/15/45		230	240,420
5.100%	09/15/45		205	221,063
5.400%	03/04/44		245	269,692
				38,626,256
Real Estate — 0.2%
Aroundtown SA (Germany),
Sr. Unsec’d. Notes, EMTN
1.000%	01/07/25	EUR	1,400	1,529,278
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	1,165	1,135,240
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
2.200%	07/24/25	EUR	1,395	1,555,655
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28(a)		2,620	2,628,525
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	1,395	1,482,902
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31		200	183,451
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.160%	01/25/28	CNH	3,000	451,314
3.200%	08/14/27	CNH	7,000	1,069,025
Vonovia SE (Germany),
Sr. Unsec’d. Notes
1.000%	06/16/33	EUR	300	286,808
				10,322,198
Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp.,
Sr. Unsec’d. Notes
0.450%	01/15/27	EUR	376	390,711

A38

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
3.000%	06/15/23		2,175	$2,183,638
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.500%	08/16/31		70	61,947
4.050%	07/01/30		3,589	3,600,070
4.125%	05/15/29		1,210	1,239,195
Corporate Office Properties LP,
Gtd. Notes
2.750%	04/15/31		3,820	3,439,950
2.900%	12/01/33		560	491,637
Digital Euro Finco LLC,
Gtd. Notes
1.125%	04/09/28	EUR	1,395	1,444,349
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		500	428,582
Sr. Unsec’d. Notes
4.750%	02/15/28(a)		2,219	2,016,212
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		930	902,505
5.375%	04/15/26		4,090	4,270,107
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
3.000%	01/15/30		169	162,435
Kimco Realty Corp.,
Sr. Unsec’d. Notes
1.900%	03/01/28		455	412,638
2.700%	10/01/30		1,180	1,105,335
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26		551	554,764
4.500%	01/15/28		440	444,358
5.625%	05/01/24		30	30,903
5.750%	02/01/27		30	31,821
Gtd. Notes, 144A
4.625%	06/15/25		305	308,279
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
0.993%	10/15/26	EUR	1,115	1,151,021
3.325%	03/24/25	EUR	2,715	3,109,235
3.692%	06/05/28	GBP	395	504,608
4.625%	08/01/29		360	356,318
5.000%	10/15/27		25	25,434
Realty Income Corp.,
Sr. Unsec’d. Notes
3.100%	12/15/29(a)		4,885	4,764,725
Spirit Realty LP,
Gtd. Notes
2.700%	02/15/32		1,104	995,936
3.400%	01/15/30		3,175	3,061,142
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26(a)		1,000	954,634
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Sun Communities Operating LP,
Gtd. Notes
2.700%	07/15/31		795	$717,263
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/25		3,190	3,315,836
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25(a)		250	246,225
4.125%	08/15/30		20	19,334
4.250%	12/01/26		140	139,553
Welltower, Inc.,
Sr. Unsec’d. Notes
2.800%	06/01/31		6,980	6,511,017
3.100%	01/15/30		1,225	1,182,104
4.125%	03/15/29(a)		630	651,121
4.800%	11/20/28	GBP	930	1,350,628
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.250%	04/01/33		3,190	2,735,453
				55,311,023
Retail — 0.3%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		640	607,046
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24		575	575,670
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28		1,050	1,089,334
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.375%	02/07/25	EUR	657	707,120
Sr. Sec’d. Notes, 144A
6.250%	10/30/25	EUR	6,090	6,720,220
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29(a)		425	376,464
3.875%	10/01/31(a)		425	370,970
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.250%	04/15/32		250	250,025
JSM Global Sarl (Brazil),
Gtd. Notes, 144A
4.750%	10/20/30		355	311,691
Sally Holdings LLC/Sally Capital, Inc.,
Sec’d. Notes, 144A
8.750%	04/30/25		2,150	2,246,856
Walmart, Inc.,
Sr. Unsec’d. Notes
1.800%	09/22/31		150	136,538
				13,391,934

A39

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Savings & Loans — 0.0%
People’s United Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	12/06/22	425	$427,814
Semiconductors — 0.2%
Broadcom, Inc.,
Gtd. Notes, 144A
1.950%	02/15/28	326	293,506
2.600%	02/15/33(a)	1,395	1,212,947
3.500%	02/15/41	5,650	5,043,200
Microchip Technology, Inc.,
Sr. Sec’d. Notes
4.333%	06/01/23	1,475	1,499,603
Micron Technology, Inc.,
Sr. Unsec’d. Notes
2.703%	04/15/32	10	9,075
4.663%	02/15/30	150	157,804
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes, 144A
3.400%	05/01/30	175	170,303
			8,386,438
Software — 0.2%
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
2.950%	02/15/51	226	188,739
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.100%	03/01/41(a)	2,625	2,277,671
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29	6,080	5,983,130
Microsoft Corp.,
Sr. Unsec’d. Notes
3.041%	03/17/62	322	301,219
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	05/15/22	1,379	1,379,637
2.875%	03/25/31	183	166,998
3.600%	04/01/50	202	167,411
salesforce.com, Inc.,
Sr. Unsec’d. Notes
1.950%	07/15/31	123	112,352
2.700%	07/15/41	48	42,542
2.900%	07/15/51	42	37,496
Workday, Inc.,
Sr. Unsec’d. Notes
3.500%	04/01/27	590	591,206
3.700%	04/01/29	40	40,065
			11,288,466
Telecommunications — 1.0%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
8.125%	02/01/27	490	505,073
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
AT&T, Inc.,
Sr. Unsec’d. Notes
1.600%	05/19/28	EUR	819	$912,605
1.700%	03/25/26		415	393,702
2.550%	12/01/33		150	133,433
3.000%	06/30/22		2,200	2,202,849
3.500%	06/01/41		2,635	2,426,380
3.500%	09/15/53		235	207,779
3.550%	09/15/55		1,025	899,155
3.650%	09/15/59		8,157	7,167,284
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25(a)		320	302,969
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%
13.000%	12/31/25		254	252,492
Sr. Sec’d. Notes, 144A
8.750%	05/25/24		530	527,791
8.750%	05/25/24		150	149,383
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23		2,025	1,886,034
Empresa Nacional de Telecomunicaciones SA (Chile),
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32		300	272,325
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
5.125%	10/15/26	EUR	1,900	2,128,927
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27		105	98,858
NTT Finance Corp. (Japan),
Gtd. Notes, 144A
0.373%	03/03/23		2,325	2,289,594
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, 144A, MTN
2.625%	04/08/31		200	187,420
Orange SA (France),
Jr. Sub. Notes, EMTN
2.375%(ff)	01/15/25(oo)	EUR	900	1,003,092
Sr. Unsec’d. Notes, EMTN
1.625%	04/07/32	EUR	400	444,817
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		55	74,065
Sprint Communications, Inc.,
Gtd. Notes
6.000%	11/15/22		45	46,060
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25(a)		350	384,122
7.625%	03/01/26		25	28,233
7.875%	09/15/23		3,070	3,263,626

A40

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26		50	$47,128
2.625%	02/15/29		370	337,867
2.875%	02/15/31		369	332,782
4.750%	02/01/28		35	35,569
Sr. Sec’d. Notes
2.550%	02/15/31		11,300	10,247,259
3.000%	02/15/41		190	160,526
3.875%	04/15/30		1,925	1,933,085
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
0.875%	03/19/32	EUR	511	520,475
2.650%	11/20/40		502	426,903
2.850%	09/03/41		15	13,204
3.400%	03/22/41		7,180	6,757,442
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
3.250%	01/31/31	EUR	5,910	6,016,047
				55,016,355
Transportation — 0.1%
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
2.450%	12/02/31		95	88,104
3.000%	12/02/41		50	45,133
3.100%	12/02/51		20	17,785
CP - Comboios de Portugal EPE (Portugal),
Sr. Unsec’d. Notes
5.700%	03/05/30	EUR	1,000	1,413,335
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.570%	01/21/32(a)		770	730,284
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan),
Gtd. Notes
3.250%	12/05/23	CHF	850	738,459
3.638%	06/20/22	CHF	500	485,486
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29	EUR	500	497,545
Regie Autonome des Transports Parisiens (France),
Sr. Unsec’d. Notes, EMTN
0.400%	12/19/36	EUR	500	533,229
Russian Railways Via RZD Capital PLC (Russia),
Sr. Unsec’d. Notes
7.487%	03/25/31	GBP	800	52,546
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.950%	03/10/52		130	115,359
				4,717,265
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	03/14/23		322	323,355
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
2.800%	05/01/30	237	$226,344
3.250%	06/01/51	145	132,289
3.450%	05/01/50	37	34,835
			393,468

Total Corporate Bonds (cost $1,138,702,436)			1,023,533,329
Municipal Bonds — 0.4%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	75	78,076
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	300	352,483
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,075	1,530,364
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
5.716%	07/01/39	420	523,906
Los Angeles Department of Water & Power, Water System Revenue,
Taxable, Revenue Bonds, BABs, Series C
6.008%	07/01/39	835	1,003,956
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.398%	05/15/31	300	348,324
6.548%	05/15/48	160	218,628
State of California,
General Obligation Unlimited, Taxable, BABs
7.550%	04/01/39	60	89,193
University of California,
Taxable, Revenue Bonds, Series A
4.767%	05/15/2115	12	13,309
Taxable, Revenue Bonds, Series B
1.316%	05/15/27	485	444,305
1.614%	05/15/30	465	408,499
			4,580,484
Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	120	160,750
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	2,015	2,053,984
General Obligation Unlimited, Taxable
5.100%	06/01/33	170	180,592
			2,395,326

A41

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Maryland — 0.0%
Maryland State Transportation Authority,
Revenue Bonds, BABs
5.888%	07/01/43	270	$340,863
Michigan — 0.1%
Michigan Finance Authority,
Taxable, Revenue Bonds
3.384%	12/01/40	750	716,513
Michigan State University,
Taxable, Revenue Bonds, Series A
4.165%	08/15/2122	2,095	2,050,659
			2,767,172
Missouri — 0.0%
Curators of the University of Missouri (The),
Revenue Bonds, BABs
5.792%	11/01/41	50	66,372
New Jersey — 0.0%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	815	1,160,751
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	200	292,428
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H
5.665%	05/01/40	285	343,971
			1,797,150
New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	160	186,233
New York City Municipal Water Finance Authority,
Taxable, Revenue Bonds, BABs
5.882%	06/15/44	245	324,849
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	160	185,087
New York State Urban Development Corp.,
Taxable, Revenue Bonds, BABs, Series ST
5.770%	03/15/39	710	798,613
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds
4.031%	09/01/48	150	155,340
Consolidated, Taxable, Revenue Bonds, Series 192
4.810%	10/15/65	325	384,217
Revenue Bonds
4.458%	10/01/62	335	374,315
			2,408,654
North Carolina — 0.0%
North Carolina State Education Assistance Authority,
Taxable, Revenue Bonds, Class A3, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.058%(c)	07/25/36	1,603	1,597,990
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.048%	12/01/56	60	$62,645
4.800%	06/01/2111	805	913,386
			976,031
Pennsylvania — 0.0%
Pennsylvania State University (The),
Taxable, Revenue Bonds, Series D
2.840%	09/01/50	70	61,024
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	75	100,612
Revenue Bonds, BABs, Series B
5.511%	12/01/45	360	469,276
			630,912
Puerto Rico — 0.0%
Commonwealth of Puerto Rico,
Revenue Bonds, Series C
—%(cc)	11/01/43	750	403,125
Texas — 0.0%
City of San Antonio Electric & Gas Systems Revenue,
Revenue Bonds, BABs
5.985%	02/01/39	55	69,508
Taxable, Revenue Bonds
4.427%	02/01/42	365	395,832
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series C
2.919%	11/01/50	300	265,096
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	335	343,185
			1,073,621
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	505	500,830

Total Municipal Bonds (cost $22,205,007)			19,969,089
Residential Mortgage-Backed Securities — 2.1%
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.000%)
0.647%(c)	03/27/36	117	116,584
Series 2015-R03, Class 2A1, 144A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)
0.587%(c)	02/27/37	153	151,699
Banc of America Funding Trust,
Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
2.326%(c)	09/26/45	55	54,580

A42

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Bellemeade Re Ltd. (Bermuda),
Series 2019-01A, Class M1B, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
2.207%(c)	03/25/29	327	$327,439
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.907%(c)	04/25/29	164	164,159
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
2.057%(c)	07/25/29	1,907	1,904,818
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.457%(c)	10/25/29	946	945,860
Series 2019-04A, Class M1C, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)
2.957%(c)	10/25/29	165	162,817
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)
4.457%(c)	08/26/30	112	112,100
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
4.157%(c)	10/25/30	475	482,160
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
4.057%(c)	06/25/30	5,842	5,848,756
Series 2021-02A, Class M1B, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 1.500%)
1.599%(c)	06/25/31	205	200,005
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)
1.499%(c)	09/25/31	300	291,563
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
2.249%(c)	01/26/32	790	786,842
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
3.799%(c)	01/26/32	1,970	1,892,264
BVRT Financing Trust,
Series 2021-04, Class F, 144A, SOFR + 2.000%
2.050%(c)	09/12/26^	5,273	5,272,676
Central Park Funding Trust,
Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
3.195%(c)	08/29/22	2,775	2,758,968
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
2.887%(cc)	09/25/47	93	88,903
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1B1, 144A, 1 Month LIBOR + 4.350% (Cap N/A, Floor 0.000%)
4.807%(c)	04/25/31	600	606,013
Series 2018-R07, Class 1M2, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 0.000%)
2.857%(c)	04/25/31	48	47,683
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2019-R02, Class 1M2, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.757%(c)	08/25/31	94	$94,230
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)
2.607%(c)	09/25/31	246	246,107
Series 2019-R04, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.557%(c)	06/25/39	7	6,595
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.557%(c)	10/25/39	43	43,005
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.507%(c)	01/25/40	450	449,719
Series 2020-R02, Class 2M2, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
2.457%(c)	01/25/40	214	213,459
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
3.199%(c)	10/25/41	1,200	1,104,090
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)
1.649%(c)	10/25/41	330	318,805
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
3.249%(c)	12/25/41	780	723,650
Series 2022-R02, Class 2B1, 144A, 30 Day Average SOFR + 4.500% (Cap N/A, Floor 0.000%)
4.599%(c)	01/25/42	620	585,049
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
6.349%(c)	03/25/42	605	619,300
Credit Suisse Mortgage Trust,
Series 2020-RPL05, Class A1, 144A
3.023%(cc)	08/25/60	282	276,344
Series 2022-JR01, Class A1, 144A
4.267%	10/25/66	5,120	5,054,223
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.887%(c)	11/25/28	225	224,975
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
2.257%(c)	04/25/29	490	487,214
Series 2019-01, Class M2, 144A, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)
3.757%(c)	04/25/29	1,400	1,401,377
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
2.249%(c)	10/25/33	518	516,730
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
2.799%(c)	10/25/33	806	809,910

A43

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 1.550%)
1.649%(c)	04/25/34	2,545	$2,530,712
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
3.549%(c)	04/25/34	1,160	1,102,455
Fannie Mae Connecticut Avenue Securities,
Series 2017-C07, Class 1M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)
2.857%(c)	05/25/30	320	323,554
Series 2018-C01, Class 1M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.707%(c)	07/25/30	679	683,913
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.607%(c)	10/25/30	81	81,035
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)
3.399%(c)	11/25/41	580	537,919
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
2.099%(c)	11/25/41	380	362,465
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)
3.757%(c)	10/25/27	210	213,091
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
4.099%(c)	11/25/50	1,580	1,540,472
Series 2021-DNA07, Class B1, 144A, 30 Day Average SOFR + 3.650% (Cap N/A, Floor 0.000%)
3.749%(c)	11/25/41	1,100	1,041,396
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class B1, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 0.000%)
2.757%(c)	01/25/50	617	589,432
Series 2020-DNA01, Class M2, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
2.157%(c)	01/25/50	430	429,346
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
2.307%(c)	02/25/50	1,484	1,479,800
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)
5.557%(c)	06/25/50	924	956,304
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
6.457%(c)	08/25/50	500	525,073
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
4.207%(c)	08/25/50	312	311,953
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
4.899%(c)	10/25/50	215	218,228
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
2.899%(c)	10/25/50	217	$217,595
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)
4.057%(c)	07/25/50	214	214,166
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
5.707%(c)	09/25/50	100	102,252
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)
3.607%(c)	09/25/50	105	104,892
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)
2.749%(c)	01/25/51	45	39,848
Series 2021-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
1.899%(c)	01/25/51	588	576,170
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)
3.599%(c)	10/25/33	786	735,403
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)
3.499%(c)	10/25/41	1,470	1,356,169
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
3.099%(c)	08/25/33	616	536,377
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
3.249%(c)	12/25/33	145	123,236
Series 2021-HQA02, Class M2, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 0.000%)
2.149%(c)	12/25/33	5,290	4,978,927
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
3.449%(c)	09/25/41	230	205,228
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
2.199%(c)	09/25/41	2,430	2,279,273
Series 2021-HQA04, Class B1, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)
3.849%(c)	12/25/41	440	395,470
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
2.449%(c)	12/25/41	1,100	1,033,846
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)
1.949%(c)	01/25/42	2,110	1,988,793
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.557%(c)	09/25/48	552	554,170
Series 2019-DNA04, Class M2, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)
2.407%(c)	10/25/49	27	26,946

A44

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Freddie Mac REMICS,
Series 4194, Class BI, IO
3.500%	04/15/43	80	$12,841
Series 4646, Class HV
3.500%	11/15/36	206	206,898
Series 4910, Class MI, IO
4.000%	08/25/49	124	18,844
Series 5020, Class IH, IO
3.000%	08/25/50	495	84,573
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49	1,188	1,155,672
GS Mortgage-Backed Securities Trust,
Series 2019-SL01, Class A1, 144A
2.625%(cc)	01/25/59	927	927,660
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.597%(c)	01/26/37	41	40,773
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.597%(c)	10/26/36	523	512,719
Home Re Ltd. (Bermuda),
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
2.107%(c)	05/25/29	110	109,740
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 3.250% (Cap N/A, Floor 3.250%)
3.707%(c)	10/25/30	307	307,499
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A
3.000%	06/25/59	428	426,985
Series 2019-PR01, Class A1, 144A
3.858%	09/25/59	3,819	3,816,521
Series 2020-GS05, Class A1, 144A
3.250%	06/25/60	694	687,959
Series 2020-SL01, Class A, 144A
2.734%	01/25/60	437	434,367
MRA Issuance Trust,
Series 2021-09, 144A, 1 Month LIBOR + 1.300%
1.531%(c)	07/15/22^	7,900	7,900,000
Series 2021-10, Class A1X, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.731%(c)	02/22/23	4,433	4,417,230
Series 2021-EBO03, Class A2, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.981%(c)	03/31/23	1,209	1,206,640
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
2.007%(c)	07/25/28	38	38,163
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.857%(c)	07/25/29	32	31,857
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Oaktown Re V Ltd. (Bermuda),
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
4.057%(c)	10/25/30		98	$97,660
Oaktown Re VII Ltd. (Bermuda),
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
1.699%(c)	04/25/34		300	297,302
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
2.999%(c)	04/25/34		1,200	1,150,677
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
1.107%(c)	06/25/57		204	201,675
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)
4.260%(c)	12/25/22		1,895	1,890,729
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)
3.357%(c)	02/27/24		6,536	6,568,227
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
3.307%(c)	02/25/23		421	419,184
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
3.107%(c)	08/25/25		515	509,917
Radnor Re Ltd. (Bermuda),
Series 2019-02, Class M1B, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
2.207%(c)	06/25/29		1,497	1,495,864
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 1.700%)
1.799%(c)	12/27/33		3,400	3,337,204
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)
1.949%(c)	11/25/31		1,010	1,002,468
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
3.799%(c)	11/25/31		1,200	1,163,860
Retiro Mortgage Securities DAC (Ireland),
Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)
1.453%(c)	07/30/75	EUR	1,491	1,643,701
Towd Point Mortgage Trust,
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.457%(c)	10/25/59		327	326,854
Series 2021-SJ01, Class A1, 144A
2.250%(cc)	07/25/68		4,295	4,236,721

Total Residential Mortgage-Backed Securities (cost $112,912,385)				110,465,564

A45

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds — 5.5%
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	1,000	$1,030,989
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	443	319,559
Sr. Unsec’d. Notes, Series 156
2.750%	05/21/41	AUD	343	242,308
Sr. Unsec’d. Notes, Series 159
0.250%	11/21/24	AUD	2,113	1,504,237
Sr. Unsec’d. Notes, Series 161
0.250%	11/21/25	AUD	4,466	3,084,759
Sr. Unsec’d. Notes, Series 164
0.500%	09/21/26	AUD	2,262	1,544,640
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	235	313,461
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	300	511,624
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		4,884	4,942,879
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
1.375%	09/23/50	EUR	370	321,402
Bundesobligation (Germany),
Bonds, Series 184
0.000%	10/09/26	EUR	1,425	1,552,956
Bundesrepublik Deutschland Bundesanleihe (Germany),
Bonds
0.000%	08/15/31	EUR	2,009	2,118,651
0.000%	05/15/36	EUR	2,380	2,405,116
Bonds, Series G
0.000%	08/15/50	EUR	121	112,731
Caisse d’Amortissement de la Dette Sociale (France),
Sr. Unsec’d. Notes, EMTN
0.125%	10/25/23	EUR	3,100	3,431,397
Canada Housing Trust No. 1 (Canada),
Gov’t. Gtd. Notes, 144A
2.350%	06/15/27	CAD	550	431,630
Canadian Government Bond (Canada),
Bonds
0.250%	04/01/24	CAD	2,343	1,801,178
0.250%	03/01/26	CAD	2,514	1,852,230
0.500%	12/01/30	CAD	1,707	1,164,697
2.000%	12/01/51	CAD	1,392	1,023,844
4.000%	06/01/41	CAD	184	181,655
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.550%	07/27/33		880	802,454
China Government Bond (China),
Sr. Unsec’d. Notes
3.950%	06/29/43	CNH	12,500	2,151,498
China Government International Bond (China),
Sr. Unsec’d. Notes
0.250%	11/25/30	EUR	1,400	1,396,885
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	4,155	$4,786,391
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	06/19/29	EUR	300	311,238
1.125%	03/04/33	EUR	200	196,879
1.500%	06/17/31	EUR	1,700	1,768,665
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	2,910	2,763,086
Czech Republic Government Bond (Czech Republic),
Bonds, Series 078
2.500%	08/25/28	CZK	15,440	646,257
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	2,184	514,907
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds
0.500%	04/15/30	EUR	990	1,357,156
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
4.500%	01/30/30		225	207,118
Sr. Unsec’d. Notes, 144A
4.875%	09/23/32		460	417,189
5.500%	02/22/29		1,770	1,754,067
5.950%	01/25/27		105	107,939
6.000%	07/19/28		338	343,787
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/16/26	EUR	135	137,753
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes
0.000%	10/15/25	EUR	540	585,040
0.400%	01/26/26	EUR	495	542,869
Gov’t. Gtd. Notes, EMTN
1.450%	09/05/40	EUR	1,072	1,219,431
European Stability Mechanism (Supranational Bank),
Sr. Unsec’d. Notes
0.000%	12/16/24	EUR	345	376,837
0.000%	12/15/26	EUR	700	748,185
European Union (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.000%	03/04/26	EUR	1,350	1,460,092
0.000%	04/22/31	EUR	315	317,887
0.000%	07/04/35	EUR	872	823,689
0.200%	06/04/36	EUR	1	959
0.700%	07/06/51	EUR	426	405,925
Export-Import Bank of China (The) (China),
Sr. Unsec’d. Notes
4.150%	06/18/27	CNH	1,000	163,256
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, EMTN
2.250%	01/13/31		580	499,738
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
0.250%	09/15/40	EUR	298	282,881

A46

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
0.875%	09/15/25	EUR	492	$555,016
French Republic Government Bond OAT (France),
Bonds
0.000%	03/25/23	EUR	1,440	1,599,378
0.000%	02/25/26	EUR	267	290,465
0.000%	11/25/31	EUR	5,151	5,211,316
Bonds, Series OATe, 144A
0.100%	07/25/31	EUR	890	1,165,656
Unsec’d. Notes, 144A
1.500%	05/25/50	EUR	200	228,011
Hellenic Republic Government Bond (Greece),
Bonds, 144A
0.750%	06/18/31	EUR	3,870	3,659,267
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	4,840	4,844,523
1.875%	01/24/52	EUR	55	46,704
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	120	156,184
Hungary Government Bond (Hungary),
Bonds, Series 30/A
3.000%	08/21/30	HUF	89,290	215,527
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.625%	04/28/32	EUR	2,600	2,734,907
1.750%	06/05/35	EUR	120	124,271
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	3,140	3,282,386
1.100%	03/12/33	EUR	1,040	1,001,386
1.450%	09/18/26	EUR	387	420,171
1.750%	04/24/25	EUR	1,305	1,450,875
3.050%	03/12/51		400	363,062
3.375%	07/30/25	EUR	1,131	1,319,983
3.550%	03/31/32		200	205,342
4.350%	01/11/48		710	732,038
Sr. Unsec’d. Notes, 144A
5.250%	01/08/47		431	490,002
Sr. Unsec’d. Notes, 144A, MTN
5.125%	01/15/45		590	655,528
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	4,045	4,843,512
3.850%	07/18/27		500	521,013
Indonesia Treasury Bond (Indonesia),
Bonds, Series 087
6.500%	02/15/31	IDR	21,214,000	1,454,885
Ireland Government Bond (Ireland),
Unsec’d. Notes
0.000%	10/18/31	EUR	149	149,931
1.100%	05/15/29	EUR	594	672,020
1.500%	05/15/50	EUR	132	148,292
Isle of Man Government International Bond (United Kingdom),
Unsec’d. Notes
5.375%	08/14/34	GBP	500	862,156
Israel Government Bond (Israel),
Bonds, Series 0327
2.000%	03/31/27	ILS	2,722	864,210
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Bonds, Series 0330
1.000%	03/31/30	ILS	254	$73,720
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds, 144A
2.800%	03/01/67	EUR	400	447,889
Sr. Unsec’d. Notes
0.000%	01/15/24	EUR	1,167	1,284,364
0.000%	08/15/24	EUR	1,227	1,338,167
0.000%	04/01/26	EUR	4,303	4,552,258
Sr. Unsec’d. Notes, 144A
0.600%	08/01/31	EUR	9,375	9,176,172
0.950%	12/01/31	EUR	2,163	2,177,325
0.950%	03/01/37	EUR	630	589,139
1.500%	04/30/45	EUR	1,192	1,122,956
1.700%	09/01/51	EUR	1,802	1,699,260
3.100%	03/01/40	EUR	1,158	1,432,400
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.875%	10/17/31	EUR	350	358,667
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
1.750%	09/05/24		416	407,186
2.625%	04/20/22		464	464,390
Japan Government Forty Year Bond (Japan),
Bonds, Series 09
0.400%	03/20/56	JPY	162,400	1,132,478
Japan Government Ten Year Bond (Japan),
Bonds, Series 325
0.800%	09/20/22	JPY	1,026,700	8,468,294
Bonds, Series 337
0.300%	12/20/24	JPY	1,277,600	10,590,534
Bonds, Series 354
0.100%	03/20/29	JPY	1,676,550	13,783,809
Bonds, Series 361
0.100%	12/20/30	JPY	413,150	3,371,223
Japan Government Thirty Year Bond (Japan),
Bonds, Series 30
2.300%	03/20/39	JPY	530,800	5,578,827
Bonds, Series 38
1.800%	03/20/43	JPY	75,900	754,364
Bonds, Series 51
0.300%	06/20/46	JPY	349,450	2,553,356
Bonds, Series 56
0.800%	09/20/47	JPY	413,050	3,367,927
Bonds, Series 65
0.400%	12/20/49	JPY	72,300	521,797
Japan Government Twenty Year Bond (Japan),
Bonds, Series 145
1.700%	06/20/33	JPY	90,400	859,267
Bonds, Series 157
0.200%	06/20/36	JPY	332,400	2,642,907
Jersey International Bond (United Kingdom),
Sr. Unsec’d. Notes
3.750%	06/09/54	GBP	100	171,102
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	670	565,705

A47

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
1.550%	11/09/23	EUR	1,800	$1,960,280
2.375%	11/09/28	EUR	1,140	1,153,197
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes, Series 60, 144A
4.250%	03/28/41	EUR	381	624,683
Sr. Unsec’d. Notes, Series 91, 144A
0.000%	10/22/27	EUR	541	579,784
Sr. Unsec’d. Notes, Series 94, 144A
0.350%	06/22/32	EUR	795	822,463
Sr. Unsec’d. Notes, Series 95, 144A
1.400%	06/22/53	EUR	375	400,171
Kingdom of Belgium Government International Bond (Belgium),
Notes, 144A
8.875%	12/01/24		300	344,924
Korea Treasury Bond (South Korea),
Bonds, Series 4009
1.500%	09/10/40	KRW	885,930	582,492
Sr. Unsec’d. Notes, Series 2406
1.125%	06/10/24	KRW	937,490	750,864
Sr. Unsec’d. Notes, Series 2603
1.250%	03/10/26	KRW	1,802,780	1,401,891
Sr. Unsec’d. Notes, Series 3106
2.000%	06/10/31	KRW	1,570,300	1,194,682
Sr. Unsec’d. Notes, Series 5103
1.875%	03/10/51	KRW	909,890	610,148
Malaysia Government Bond (Malaysia),
Bonds, Series 0307
3.502%	05/31/27	MYR	7,091	1,681,558
Mexican Bonos (Mexico),
Bonds, Series M20
7.500%	06/03/27	MXN	16,449	797,542
Sr. Unsec’d. Notes, Series M
8.000%	12/07/23	MXN	17,330	867,384
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	2,080	2,056,812
2.250%	08/12/36	EUR	500	481,850
2.659%	05/24/31		985	896,538
3.500%	02/12/34		260	242,011
3.771%	05/24/61		300	243,047
4.500%	01/31/50		210	198,429
4.600%	02/10/48(a)		257	245,326
4.750%	04/27/32(a)		901	956,490
Sr. Unsec’d. Notes, MTN
6.050%	01/11/40		270	306,792
Netherlands Government Bond (Netherlands),
Bonds, 144A
0.000%	01/15/27	EUR	692	749,044
0.000%	07/15/31	EUR	419	434,913
0.000%	01/15/38	EUR	2,043	1,963,100
0.000%	01/15/52	EUR	294	254,739
New Zealand Government Bond (New Zealand),
Bonds, Series 0437
2.750%	04/15/37	NZD	487	314,709
Unsec’d. Notes, Series 0532
2.000%	05/15/32	NZD	4,905	3,040,056
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes, 144A
7.143%	02/23/30		203	$191,297
Norway Government Bond (Norway),
Sr. Unsec’d. Notes, Series 483, 144A
1.250%	09/17/31	NOK	2,563	259,872
Sr. Unsec’d. Notes, Series 484, 144A
2.125%	05/18/32	NOK	7,465	819,773
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.875%	03/17/28(a)		2,735	2,795,974
4.500%	04/01/56		201	197,290
6.700%	01/26/36(a)		455	562,549
Sr. Unsub. Notes
2.252%	09/29/32(a)		412	364,786
Peru Government Bond (Peru),
Sr. Unsec’d. Notes
5.400%	08/12/34	PEN	736	175,686
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	1,820	1,742,512
2.392%	01/23/26		40	38,902
2.750%	01/30/26	EUR	1,820	2,112,361
2.783%	01/23/31		1,450	1,368,782
4.125%	08/25/27		125	129,935
6.550%	03/14/37		20	25,346
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.250%	04/28/25	EUR	155	165,114
0.700%	02/03/29	EUR	1,040	1,056,931
1.200%	04/28/33	EUR	800	787,409
1.750%	04/28/41	EUR	285	268,114
1.950%	01/06/32		200	181,302
3.000%	02/01/28		231	231,830
3.950%	01/20/40		300	300,021
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
0.900%	10/12/35	EUR	316	321,148
Unsec’d. Notes, 144A
0.700%	10/15/27	EUR	651	715,615
1.000%	04/12/52	EUR	3,940	3,375,034
Province of Alberta (Canada),
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29	CAD	806	641,070
Province of British Columbia (Canada),
Debentures
4.700%	06/18/37	CAD	322	302,018
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	04/27/26		661	655,237
Sr. Unsec’d. Notes, EMTN
0.250%	12/15/26	GBP	4,118	4,987,591
Unsec’d. Notes
3.450%	06/02/45	CAD	1,362	1,110,229
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27(a)		637	638,779

A48

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, Series PD
7.500%	09/15/29		275	$359,737
Unsec’d. Notes
3.000%	09/01/23	CAD	5,908	4,776,751
3.500%	12/01/45	CAD	579	477,156
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.400%	04/16/50		300	336,929
Sr. Unsec’d. Notes, 144A
4.000%	03/14/29		1,013	1,081,386
4.817%	03/14/49		484	574,757
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	527	613,076
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
0.750%	10/20/26	EUR	580	649,397
0.750%	03/20/51	EUR	224	222,438
0.850%	06/30/2120	EUR	307	219,306
2.400%	05/23/34	EUR	680	872,533
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
4.000%	10/17/49		475	456,196
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	1,673	2,581,098
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		5,260	5,973,727
Republic of Poland Government Bond (Poland),
Bonds, Series 0726
2.500%	07/25/26	PLN	2,621	551,562
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.300%	10/12/28		219	211,382
4.850%	09/30/29		213	208,211
Romanian Government International Bond (Romania),
Bonds, 144A
3.624%	05/26/30	EUR	120	130,026
Sr. Unsec’d. Notes
3.000%	02/14/31		180	166,494
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31		40	36,999
Sr. Unsec’d. Notes, 144A, MTN
2.000%	01/28/32	EUR	20	18,380
2.375%	04/19/27	EUR	400	432,375
3.500%	04/03/34	EUR	120	120,377
3.875%	10/29/35	EUR	770	798,323
Sr. Unsec’d. Notes, EMTN
2.875%	03/11/29	EUR	35	37,706
3.375%	01/28/50	EUR	129	114,771
3.875%	10/29/35	EUR	215	222,908
4.125%	03/11/39	EUR	700	723,377
4.375%	08/22/23		432	441,395
Unsec’d. Notes, 144A
2.750%	04/14/41	EUR	39	33,165
3.000%	02/27/27		318	308,847
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
1.850%	11/20/32	EUR	2,600	$460,200
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	600	613,117
Sr. Unsec’d. Notes, 144A, MTN
2.250%	02/02/33		800	736,673
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30	EUR	1,700	1,726,604
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	229	215,591
3.125%	05/15/27	EUR	6,080	6,550,433
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33	EUR	160	138,927
Singapore Government Bond (Singapore),
Bonds
3.500%	03/01/27	SGD	1,401	1,091,568
Slovenia Government Bond (Slovenia),
Bonds, Series RS76
3.125%	08/07/45	EUR	131	185,517
Spain Government Bond (Spain),
Sr. Unsec’d. Notes
0.000%	05/31/24	EUR	2,059	2,267,686
0.000%	01/31/26	EUR	2,927	3,155,485
Sr. Unsec’d. Notes, 144A
0.500%	10/31/31	EUR	542	553,720
0.850%	07/30/37	EUR	276	269,361
1.000%	10/31/50(k)	EUR	3,455	3,033,683
1.200%	10/31/40	EUR	2,200	2,195,667
1.500%	04/30/27	EUR	225	256,783
1.900%	10/31/52	EUR	790	837,304
2.900%	10/31/46	EUR	142	189,142
State of North Rhine-Westphalia Germany (Germany),
Sr. Unsec’d. Notes, Series 1439, EMTN
1.550%	06/16/48	EUR	677	794,085
States of Guernsey Bond (Guernsey),
Sr. Unsec’d. Notes
3.375%	12/12/46	GBP	200	305,221
Sweden Government Bond (Sweden),
Bonds, Series 1062, 144A
0.125%	05/12/31	SEK	8,395	811,693
Swiss Confederation Government Bond (Switzerland),
Bonds
1.500%	04/30/42	CHF	249	306,638
3.250%	06/27/27	CHF	705	881,867
3.500%	04/08/33	CHF	425	599,029
Thailand Government Bond (Thailand),
Bonds
4.675%	06/29/44	THB	18,026	650,541
Sr. Unsec’d. Notes
4.875%	06/22/29	THB	6,571	232,959
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
4.375%	01/27/30	EUR	105	47,624
6.750%	06/20/26	EUR	5,195	2,298,787

A49

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30	EUR	1,510	$684,879
7.253%	03/15/33		231	95,287
7.750%	09/01/22(a)		710	422,450
8.994%	02/01/24		799	351,560
9.750%	11/01/28		502	210,840
United Kingdom Gilt (United Kingdom),
Bonds
0.500%	10/22/61	GBP	499	442,518
0.625%	07/31/35	GBP	1,935	2,194,010
0.875%	10/22/29	GBP	2,237	2,811,805
1.250%	07/31/51	GBP	1,811	2,104,297
1.500%	07/22/47	GBP	790	976,665
2.500%	07/22/65	GBP	207	346,856
4.250%	12/07/46	GBP	675	1,316,948
Unsec’d. Notes
1.125%	01/31/39	GBP	523	617,904
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	10/27/27		100	106,003
4.375%	01/23/31		110	119,591
4.975%	04/20/55(a)		270	316,384
5.100%	06/18/50		20	23,701

Total Sovereign Bonds (cost $346,916,893)				297,712,315
U.S. Government Agency Obligations — 1.7%
Federal Home Loan Mortgage Corp.
1.500%	01/01/51		321	287,170
2.000%	12/01/35		889	864,585
2.000%	03/01/51		69	63,933
2.000%	08/01/51		218	202,327
2.500%	06/01/30		88	86,874
2.500%	07/01/30		43	42,235
2.500%	11/01/35		93	92,518
2.500%	01/01/51		783	748,642
2.500%	05/01/51		510	489,090
3.000%	06/01/30		23	23,669
3.000%	09/01/35		75	74,863
3.000%	01/01/37		50	49,452
3.000%	02/01/37		78	77,688
3.000%	05/01/45		88	87,806
3.000%	08/01/46		223	222,043
3.000%	09/01/46		916	910,852
3.000%	02/01/47		150	148,510
3.500%	10/01/30		23	23,330
3.500%	08/01/42		98	100,236
3.500%	09/01/42		49	50,280
3.500%	01/01/44		97	98,582
3.500%	07/01/45		104	106,262
3.500%	09/01/47		347	351,277
3.500%	11/01/47		638	645,050
3.500%	03/01/48		512	518,115
4.000%	01/01/33		175	182,580
4.000%	09/01/40		250	262,228
4.000%	11/01/40		177	184,552
4.000%	12/01/40		144	150,801
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	06/01/42	45	$47,508
4.000%	09/01/44	85	88,879
4.000%	04/01/45	25	25,839
4.000%	05/01/45	63	66,014
4.000%	02/01/46	270	281,214
4.000%	05/01/46	79	82,385
4.000%	01/01/47	106	111,125
4.000%	07/01/48	295	302,650
4.500%	12/01/34	24	25,706
4.500%	12/01/40	86	91,582
4.500%	03/01/41	124	131,820
4.500%	07/01/41	35	37,330
4.500%	07/01/41	156	165,226
4.500%	03/01/42	151	160,802
4.500%	03/01/44	45	47,595
4.500%	06/01/44	111	116,943
4.500%	12/01/45	87	92,290
5.000%	05/01/38	131	141,583
5.000%	02/01/42	122	132,084
5.500%	08/01/40	8	9,204
5.500%	06/01/41	43	47,022
5.500%	09/01/41	179	196,166
6.250%	07/15/32(k)	455	603,371
6.750%	03/15/31(k)	1,895	2,519,244
Federal Home Loan Mortgage Corp., MTN
1.865%(s)	12/14/29(k)	688	556,950
Federal National Mortgage Assoc.
1.500%	11/01/41	293	265,695
2.000%	04/01/30	11	10,290
2.000%	07/01/30	49	47,699
2.000%	04/01/31	37	35,959
2.000%	09/01/36	720	700,346
2.000%	06/01/40	123	115,664
2.000%	11/01/40	29	27,490
2.000%	12/01/40	222	208,626
2.000%	11/01/41	922	864,997
2.000%	07/01/50	166	154,483
2.000%	02/01/51	506	471,253
2.000%	03/01/51	155	144,570
2.000%	03/01/51	180	167,623
2.000%	05/01/51	1,656	1,540,588
2.000%	05/01/51	3,095	2,878,764
2.000%	07/01/51	933	867,268
2.000%	08/01/51	5,658	5,268,143
2.500%	05/01/30	9	9,374
2.500%	05/01/30	61	59,950
2.500%	06/01/30	22	22,102
2.500%	07/01/30	48	47,666
2.500%	07/01/30	58	57,487
2.500%	07/01/30	61	60,204
2.500%	05/01/36	796	787,799
2.500%	04/01/37	445	429,131
2.500%	04/01/45	10	9,615
2.500%	09/01/46	10	9,762
2.500%	11/01/50	480	461,145
2.500%	05/01/51	1,739	1,664,718
2.500%	07/01/51	1,649	1,575,440

A50

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.500%	09/01/51	784	$750,640
2.500%	11/01/51	589	564,542
2.500%	12/01/51	321	306,707
2.500%	01/01/52	792	756,204
2.500%	02/01/52	717	684,627
2.500%	04/01/52	425	406,043
3.000%	TBA	6,000	5,868,750
3.000%	TBA	13,000	12,685,885
3.000%	06/01/30	71	72,067
3.000%	07/01/30	10	9,621
3.000%	07/01/30	49	49,690
3.000%	07/01/30	101	101,872
3.000%	09/01/30	52	52,281
3.000%	11/01/30	25	24,782
3.000%	03/01/31	82	83,309
3.000%	06/01/32	133	134,727
3.000%	07/01/33	78	79,274
3.000%	03/01/35	24	23,861
3.000%	09/01/35	42	41,699
3.000%	02/01/37	40	39,702
3.000%	11/01/43	436	434,747
3.000%	05/01/45	330	327,896
3.000%	06/01/45	232	230,311
3.000%	07/01/45	66	65,368
3.000%	08/01/45	207	205,579
3.000%	01/01/46	35	34,543
3.000%	04/01/46	315	313,108
3.000%	10/01/46	76	75,493
3.000%	10/01/46	111	110,345
3.000%	11/01/46	286	283,536
3.000%	12/01/46	118	117,916
3.000%	12/01/46	485	481,242
3.000%	12/01/47	431	431,229
3.000%	05/01/51	450	441,992
3.500%	12/01/29	37	37,648
3.500%	05/01/30	28	28,676
3.500%	10/01/30	52	52,950
3.500%	01/01/35	9	9,401
3.500%	02/01/36	115	116,738
3.500%	02/01/37	36	36,145
3.500%	05/01/42	88	89,680
3.500%	07/01/42	161	164,154
3.500%	09/01/42	223	227,534
3.500%	09/01/42	1,207	1,231,018
3.500%	06/01/43	223	227,386
3.500%	02/01/47	160	161,850
3.500%	08/01/47	56	56,765
3.500%	09/01/47	248	250,870
3.500%	09/01/47	327	330,668
3.500%	01/01/48	757	767,648
3.500%	03/01/48	295	298,065
3.500%	11/01/48	249	251,980
3.500%	09/01/57	522	529,008
3.500%	05/01/58	206	208,982
4.000%	04/01/35	39	40,059
4.000%	09/01/40	131	136,575
4.000%	03/01/41	95	99,695
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	11/01/42	114	$119,096
4.000%	06/01/44	49	51,458
4.000%	03/01/45	31	32,693
4.000%	01/01/46	96	100,235
4.000%	03/01/46	191	199,115
4.000%	04/01/47	109	113,028
4.000%	07/01/47	409	426,372
4.000%	09/01/47	131	134,703
4.000%	10/01/47	487	504,612
4.000%	11/01/47	125	129,825
4.000%	12/01/47	269	277,467
4.000%	11/01/48	106	109,795
4.000%	02/01/49	334	343,885
4.500%	05/01/39	155	164,804
4.500%	03/01/40	8	8,703
4.500%	08/01/40	45	47,289
4.500%	12/01/40	217	231,016
4.500%	02/01/41	39	41,024
4.500%	06/01/41	112	118,987
4.500%	09/01/41	21	21,939
4.500%	01/01/42	61	64,928
4.500%	01/01/43	60	64,119
4.500%	03/01/44	30	31,532
4.500%	06/01/44	8	8,099
4.500%	06/01/48	300	311,637
4.500%	01/01/51	250	266,605
5.000%	12/01/35	11	11,369
5.000%	05/01/38	65	69,858
5.500%	07/01/38	33	36,559
5.500%	05/01/39	43	47,927
5.500%	05/01/40	23	25,445
5.500%	07/01/41	58	63,880
5.500%	09/01/41	43	47,770
6.000%	02/01/36	25	28,053
6.000%	11/01/38	24	26,664
6.000%	09/01/39	56	62,417
6.000%	06/01/40	33	36,802
6.250%	05/15/29(k)	2,140	2,648,538
6.625%	11/15/30(k)	670	878,543
7.125%	01/15/30(k)	225	297,061
Freddie Mac Coupon Strips
2.058%(s)	07/15/32	244	176,175
Government National Mortgage Assoc.
2.000%	11/20/50	378	356,917
2.500%	01/20/47	49	47,934
2.500%	05/20/51	3,075	2,986,745
2.500%	12/20/51	4,566	4,434,781
3.000%	11/20/43	212	211,829
3.000%	01/15/45	30	29,926
3.000%	03/15/45	31	30,764
3.000%	01/20/47	287	286,116
3.000%	06/20/47	441	439,369
3.000%	08/20/47	179	178,587
3.000%	07/20/51	427	422,882
3.000%	12/20/51	295	292,303
3.500%	09/15/41	16	16,501
3.500%	11/15/41	9	9,679

A51

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	01/15/42	3	$2,641
3.500%	02/15/42	11	11,569
3.500%	03/15/42	37	37,948
3.500%	05/15/42	12	12,396
3.500%	06/15/42	7	7,322
3.500%	07/15/42	4	4,187
3.500%	07/15/42	7	7,365
3.500%	07/15/42	18	18,173
3.500%	07/15/42	19	19,191
3.500%	01/15/43	8	8,389
3.500%	02/15/43	12	12,555
3.500%	04/15/43	36	35,806
3.500%	05/15/43	4	4,111
3.500%	05/20/43	333	341,972
3.500%	07/15/43	36	37,424
3.500%	12/15/43	52	54,081
3.500%	01/15/44	11	11,375
3.500%	04/15/45	30	30,585
3.500%	07/20/47	983	996,730
3.500%	08/20/47	232	235,361
3.500%	09/20/47	46	46,348
3.500%	11/20/47	36	36,834
3.500%	12/20/47	34	34,445
3.500%	03/20/48	126	127,496
3.500%	08/20/48	493	499,393
3.500%	09/20/48	835	847,213
4.000%	01/20/40	52	55,006
4.000%	10/20/40	43	45,187
4.000%	02/20/41	58	60,915
4.000%	03/15/44	61	64,816
4.000%	01/20/46	90	93,680
4.000%	02/20/46	31	32,328
4.000%	03/20/46	142	145,965
4.000%	12/20/46	214	221,219
4.000%	07/20/47	276	285,420
4.000%	12/20/47	192	199,061
4.000%	01/20/48	659	682,870
4.500%	05/20/40	135	143,923
4.500%	12/20/40	142	150,724
4.500%	10/15/41	35	38,205
4.500%	07/20/44	130	139,725
4.500%	04/20/45	150	161,026
4.500%	11/20/46	38	40,292
4.500%	08/20/48	171	177,296
5.000%	06/15/38	20	21,675
5.000%	06/15/39	34	37,313
5.000%	12/15/39	27	29,602
5.000%	10/20/42	9	10,059
5.000%	03/15/44	114	125,275
Tennessee Valley Authority Generic Strips, Bonds
2.152%(s)	09/15/30	750	569,551
2.339%(s)	03/15/33	173	122,535

Total U.S. Government Agency Obligations (cost $93,638,148)			89,091,954
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations — 4.7%
U.S. Treasury Bonds
1.250%	05/15/50	10,380	$7,747,697
1.375%	11/15/40	4,196	3,429,574
1.750%	08/15/41	32,503	28,150,645
1.875%	02/15/41	1,950	1,735,195
1.875%	02/15/51(k)	3,416	2,982,595
1.875%	11/15/51	255	223,284
2.000%	11/15/41(h)	31,815	28,782,633
2.000%	08/15/51	1,118	1,007,772
2.250%	05/15/41(h)	26,560	25,061,850
2.375%	02/15/42	1,600	1,544,000
2.375%	05/15/51(h)(k)	435	426,164
2.500%	05/15/46	3,425	3,355,430
2.750%	08/15/47(h)	23,105	23,935,336
2.750%	11/15/47	550	569,852
2.875%	05/15/43	4,845	5,010,033
3.625%	08/15/43	16,700	19,361,563
3.750%	11/15/43	370	437,294
U.S. Treasury Notes
0.125%	06/30/22	125	124,863
0.125%	02/15/24(h)(k)	7,470	7,173,534
0.250%	11/15/23	502	486,411
0.250%	09/30/25(k)	500	461,836
0.375%	08/15/24	5,042	4,801,717
0.375%	01/31/26	2,322	2,139,505
0.750%	04/30/26	5,337	4,971,332
0.750%	08/31/26	11,614	10,765,634
0.875%	06/30/26(k)	24,385	22,775,209
1.250%	08/31/24	946	919,172
1.250%	06/30/28(h)(k)	4,575	4,255,822
1.250%	08/15/31	8,505	7,732,905
1.500%	11/30/24	609	593,204
1.500%	02/15/25(h)	385	374,292
1.500%	11/30/28(h)(k)	1,565	1,474,279
1.625%	02/15/26	90	86,984
1.625%	10/31/26	942	906,675
1.750%	04/30/22	345	345,364
1.750%	07/15/22	865	867,602
1.750%	03/15/25	410	401,352
1.875%	02/15/32	40	38,419
2.000%	02/15/25	3,999	3,942,452
2.125%	05/31/26	40	39,375
2.625%	12/31/25	167	167,561
U.S. Treasury Strips Coupon
1.916%(s)	02/15/38(k)	840	560,503
1.961%(s)	11/15/40(k)	7,920	4,801,500
1.963%(s)	08/15/41(k)	10,630	6,268,793
2.022%(s)	11/15/41	60	35,020
2.040%(s)	08/15/42	35	19,935
2.052%(s)	02/15/45	85	45,422
2.055%(s)	11/15/43	455	250,961
2.068%(s)	05/15/43(k)	5,210	2,902,133
2.071%(s)	02/15/43	3,275	1,840,269
2.105%(s)	11/15/44	260	139,770
2.117%(s)	05/15/44(k)	1,630	886,822
2.121%(s)	08/15/44	820	443,921
2.125%(s)	05/15/45	855	455,454

A52

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
2.125%(s)	08/15/45	310	$164,215
U.S. Treasury Strips Principal
2.095%(s)	11/15/50	7,803	3,846,635

Total U.S. Treasury Obligations (cost $275,802,740)			252,267,769

Total Long-Term Investments (cost $4,640,452,184)			4,495,367,071

	Shares
Short-Term Investments — 19.1%
Affiliated Mutual Funds — 18.4%
PGIM Core Ultra Short Bond Fund(wd)	887,972,442	887,972,442
PGIM Institutional Money Market Fund (cost $100,625,972; includes $100,607,747 of cash collateral for securities on loan)(b)(wd)	100,713,100	100,622,459

Total Affiliated Mutual Funds (cost $988,598,414)		988,594,901

Interest Rate	Maturity Date	Principal Amount (000)#
Commercial Paper(n) — 0.1%
CDP Financial, Inc.
0.952%	06/15/22	4,342	4,334,713
(cost $4,333,407)

Total Commercial Paper (cost $4,333,407)				4,334,713
Corporate Bond — 0.0%
Electric
Pacific Gas & Electric Co.,
First Mortgage, SOFR Index + 1.150%
1.191%(c)	11/14/22	190,000	189,656
(cost $190,011)
U.S. Treasury Obligation(k)(n) — 0.4%
U.S. Treasury Bills
0.391%	06/16/22	22,870	22,849,676
(cost $22,851,131)

	Shares
Unaffiliated Funds — 0.2%
Fidelity Investments Money Market Funds - Treasury Only Portfolio (Institutional Shares)	629,609	629,609
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Shares)	9,386,983	9,386,983

Total Unaffiliated Funds (cost $10,016,592)		10,016,592
Value

Options Purchased*~ — 0.0%
(cost $854,697)	$641,541

Total Short-Term Investments (cost $1,026,844,252)	1,026,627,079

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—102.6% (cost $5,667,296,436)	5,521,994,150

Options Written*~ — (0.0)%
(premiums received $1,057,485)	(986,087)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—102.6% (cost $5,666,238,951)	5,521,008,063

Liabilities in excess of other assets(z) — (2.6)%	(138,895,638)

Net Assets — 100.0%	$5,382,112,425

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

A53

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
ADR	American Depositary Receipt
BABs	Build America Bonds
BATE	CBOE- Europe – BXE Order Books
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BROIS	Brazil Overnight Index Swap
BUBOR	Budapest Interbank Offered Rate
CDOR	Canadian Dollar Offered Rate
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
COOIS	Colombia Overnight Interbank Reference Rate
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
EuroSTR	Euro Short-Term Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
HICP	Harmonised Index of Consumer Prices
iBoxx	Bond Market Indices
IO	Interest Only (Principal amount represents notional)
JIBAR	Johannesburg Interbank Agreed Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
NYSE	New York Stock Exchange
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SORA	Singapore Overnight Rate Average
SPDR	Standard & Poor’s Depositary Receipts
STIBOR	Stockholm Interbank Offered Rate
T	Swap payment upon termination
TBA	To Be Announced
TELBOR	Tel Aviv Interbank Offered Rate
THBFIX	Thai Baht Interest Rate Fixing
TONAR	Tokyo Overnight Average Rate
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WIBOR	Warsaw Interbank Offered Rate
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $13,172,677 and 0.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $97,940,044; cash collateral of $100,607,747 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $2,553,775. The aggregate value of $2,304,440 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
A54

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs CHF	Call	Citibank, N.A.	09/02/22	1.05		—	EUR	160	$19,322
Currency Option NZD vs USD	Call	Bank of America, N.A.	04/19/22	0.72		—	NZD	260	15,811
Currency Option NZD vs USD	Call	JP Morgan Chase Bank, N.A.	05/09/22	0.73		—	NZD	135	10,176
Currency Option NZD vs USD	Call	Morgan Stanley & Co. International PLC	05/09/22	0.73		—	NZD	525	39,574
Currency Option AUD vs USD	Put	Morgan Stanley & Co. International PLC	06/28/22	0.72		—	AUD	230	17,789
Currency Option EUR vs JPY	Put	Morgan Stanley & Co. International PLC	05/23/22	130.00		—	EUR	156	12,153
Currency Option NZD vs JPY	Put	JP Morgan Chase Bank, N.A.	05/23/22	80.00		—	NZD	250	14,194
Currency Option USD vs CAD	Put	Deutsche Bank AG	05/10/22	1.23		—		174	41,017
Currency Option USD vs JPY	Put	Bank of America, N.A.	06/29/22	116.00		—		172	14,723
Currency Option USD vs JPY	Put	Morgan Stanley & Co. International PLC	09/29/22	115.00		—		344	33,024
Total OTC Traded (cost $196,311)									$217,783

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	05/18/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	23,380		$4
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	05/18/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	23,020		4
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	06/15/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	22,110		20
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	06/15/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	23,050		21
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	06/15/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	46,100		42
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	23,020		81
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	23,020		81
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	05/18/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	23,020		35,959
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	05/18/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	23,380		31,815
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	06/15/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	22,110		52,457
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	06/15/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	23,050		54,687
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	06/15/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	46,100		109,375
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	23,020		69,606
A55

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	23,020		$69,606
Total OTC Swaptions (cost $658,386)									$423,758
Total Options Purchased (cost $854,697)									$641,541
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option AUD vs JPY	Call	Goldman Sachs International	04/20/22	89.05		—	AUD	1,190	$(23,804)
Currency Option AUD vs USD	Call	JP Morgan Chase Bank, N.A.	04/26/22	0.76		—	AUD	2,305	(8,343)
Currency Option EUR vs JPY	Call	Bank of America, N.A.	04/21/22	135.00		—	EUR	1,565	(16,112)
Currency Option EUR vs USD	Call	Goldman Sachs International	04/12/22	1.13		—	EUR	1,574	(2,197)
Currency Option EUR vs USD	Call	Barclays Bank PLC	04/13/22	1.12		—	EUR	786	(2,874)
Currency Option GBP vs USD	Call	JP Morgan Chase Bank, N.A.	05/02/22	1.33		—	GBP	1,310	(8,787)
Currency Option NZD vs JPY	Call	JP Morgan Chase Bank, N.A.	04/26/22	86.00		—	NZD	3,715	(13,998)
Currency Option USD vs CAD	Call	Goldman Sachs International	04/21/22	1.27		—		2,602	(5,454)
Currency Option USD vs MXN	Call	Bank of America, N.A.	04/07/22	21.75		—		884	(13)
Currency Option USD vs MXN	Call	Deutsche Bank AG	04/26/22	20.50		—		1,727	(5,819)
Currency Option USD vs NOK	Call	Morgan Stanley & Co. International PLC	04/12/22	9.20		—		867	(642)
Currency Option USD vs NOK	Call	Barclays Bank PLC	04/21/22	8.90		—		1,735	(13,222)
Currency Option USD vs SEK	Call	Barclays Bank PLC	04/07/22	10.00		—		2,633	(266)
Currency Option USD vs ZAR	Call	Bank of America, N.A.	04/12/22	15.50		—		2,607	(1,508)
Currency Option USD vs ZAR	Call	Bank of America, N.A.	06/20/22	15.75		—		1,729	(16,755)
Currency Option AUD vs JPY	Put	Goldman Sachs International	04/20/22	85.45		—	AUD	1,190	(1,021)
Currency Option AUD vs USD	Put	Bank of America, N.A.	04/12/22	0.72		—	AUD	2,395	(1,274)
Currency Option AUD vs USD	Put	Morgan Stanley & Co. International PLC	04/13/22	0.72		—	AUD	1,205	(418)
Currency Option AUD vs USD	Put	Deutsche Bank AG	04/20/22	0.74		—	AUD	3,515	(14,237)
Currency Option AUD vs USD	Put	Citibank, N.A.	04/28/22	0.75		—	AUD	1,145	(10,181)
Currency Option AUD vs USD	Put	Barclays Bank PLC	05/02/22	0.74		—	AUD	1,720	(11,059)
Currency Option CAD vs JPY	Put	Morgan Stanley & Co. International PLC	04/07/22	88.60		—	CAD	2,260	(42)
A56

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option CAD vs JPY	Put	JP Morgan Chase Bank, N.A.	04/21/22	92.70		—	CAD	4,375	$(5,217)
Currency Option EUR vs USD	Put	Goldman Sachs International	04/12/22	1.08		—	EUR	1,574	(895)
Currency Option EUR vs USD	Put	Morgan Stanley & Co. International PLC	04/20/22	1.09		—	EUR	1,558	(5,308)
Currency Option EUR vs USD	Put	JP Morgan Chase Bank, N.A.	04/28/22	1.11		—	EUR	2,324	(19,453)
Currency Option NZD vs JPY	Put	Morgan Stanley & Co. International PLC	04/26/22	83.00		—	NZD	3,715	(19,763)
Currency Option NZD vs USD	Put	Barclays Bank PLC	04/07/22	0.68		—	NZD	2,575	(732)
Currency Option NZD vs USD	Put	Barclays Bank PLC	04/12/22	0.69		—	NZD	3,845	(9,129)
Currency Option USD vs CHF	Put	Barclays Bank PLC	04/21/22	0.93		—		1,729	(17,630)
Currency Option USD vs JPY	Put	Morgan Stanley & Co. International PLC	04/26/22	121.50		—		1,717	(17,190)
Currency Option USD vs MXN	Put	JP Morgan Chase Bank, N.A.	04/12/22	20.65		—		2,600	(97,777)
Currency Option USD vs NOK	Put	JP Morgan Chase Bank, N.A.	04/12/22	8.80		—		1,726	(16,973)
Currency Option USD vs SEK	Put	Barclays Bank PLC	04/07/22	9.35		—		2,633	(13,968)
Total OTC Traded (premiums received $445,077)									$(382,061)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	05/18/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	23,380		$(44,100)
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	05/18/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	23,020		(43,421)
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	06/15/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	22,110		(49,046)
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	06/15/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	23,050		(51,131)
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	06/15/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	46,100		(102,261)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	23,020		(58,110)
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	23,020		(58,109)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	05/18/22	0.93%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	23,020		(15,440)
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	05/18/22	1.00%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	23,380		(11,673)
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	22,110		(25,366)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	23,050		(26,444)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	46,100		(52,889)
A57

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	1.05%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	23,020		$(33,018)
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	1.05%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	23,020		(33,018)
Total OTC Swaptions (premiums received $612,408)									$(604,026)
Total Options Written (premiums received $1,057,485)									$(986,087)
Futures contracts outstanding at March 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
454	2 Year U.S. Treasury Notes	Jun. 2022	$96,212,532	$(1,398,355)
4,681	5 Year U.S. Treasury Notes	Jun. 2022	536,852,188	(12,996,651)
3	10 Year Japanese Bonds	Jun. 2022	3,689,009	(22,324)
94	10 Year Australian Treasury Bonds	Jun. 2022	8,915,130	(240,802)
30	10 Year Canadian Government Bonds	Jun. 2022	3,133,064	(102,138)
2,641	10 Year U.S. Treasury Notes	Jun. 2022	324,512,875	(4,793,430)
86	10 Year U.K. Gilt	Jun. 2022	13,695,826	(191,288)
452	20 Year U.S. Treasury Bonds	Jun. 2022	67,828,250	(2,256,927)
873	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	154,630,125	(3,822,471)
9	Euro-OAT	Jun. 2022	1,508,471	(37,941)
519	Mini MSCI EAFE Index	Jun. 2022	55,647,180	2,490,710
83	Russell 2000 E-Mini Index	Jun. 2022	8,575,560	382,640
709	S&P 500 E-Mini Index	Jun. 2022	160,615,088	11,899,808
				(11,089,169)
Short Positions:
2,961	2 Year U.S. Treasury Notes	Jun. 2022	627,500,675	7,676,765
619	5 Year Euro-Bobl	Jun. 2022	88,239,301	1,496,396
6	5 Year Canadian Government Bonds	Jun. 2022	563,164	15,684
461	10 Year Euro-Bund	Jun. 2022	80,913,625	2,391,006
21	10 Year U.S. Treasury Notes	Jun. 2022	2,580,375	(1,982)
328	10 Year U.S. Ultra Treasury Notes	Jun. 2022	44,433,750	1,306,529
303	20 Year U.S. Treasury Bonds	Jun. 2022	45,468,938	1,525,280
77	30 Year Euro Buxl	Jun. 2022	15,860,749	558,377
60	British Pound Currency	Jun. 2022	4,924,125	(5,154)
1,009	Euro Currency	Jun. 2022	139,986,138	(1,287,553)
730	Euro Schatz Index	Jun. 2022	89,425,433	635,594
45	Euro-OAT	Jun. 2022	7,542,357	284,125
				14,595,067
				$3,505,898
Forward foreign currency exchange contracts outstanding at March 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/06/22	Citibank, N.A.	AUD	1,205	$878,770	$901,757	$22,987	$—
Expiring 04/06/22	Citibank, N.A.	AUD	1,007	749,565	753,584	4,019	—
Expiring 04/06/22	Citibank, N.A.	AUD	590	431,790	441,524	9,734	—
A58

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 04/06/22	Deutsche Bank AG	AUD	3,485	$2,612,440	$2,607,987	$—	$(4,453)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	3,670	2,685,350	2,746,431	61,081	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	1,220	886,870	912,982	26,112	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	1,215	889,019	909,241	20,222	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	1,205	878,361	901,758	23,397	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	1,205	876,999	901,757	24,758	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	1,205	889,114	901,757	12,643	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	1,185	859,014	886,791	27,777	—
Expiring 04/19/22	HSBC Bank PLC	AUD	605	454,442	452,848	—	(1,594)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	AUD	866	617,000	648,219	31,219	—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	AUD	860	608,000	643,311	35,311	—
Expiring 04/19/22	Morgan Stanley & Co. International PLC	AUD	300	217,690	224,377	6,687	—
Expiring 05/06/22	Bank of America, N.A.	AUD	2,295	1,722,562	1,718,175	—	(4,387)
Expiring 05/06/22	Citibank, N.A.	AUD	1,150	863,190	860,959	—	(2,231)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	AUD	600	450,758	449,196	—	(1,562)
Brazilian Real,
Expiring 04/04/22	Citibank, N.A.	BRL	11,835	2,302,440	2,482,727	180,287	—
Expiring 04/04/22	Citibank, N.A.	BRL	8,130	1,708,881	1,705,498	—	(3,383)
Expiring 04/04/22	Citibank, N.A.	BRL	1,545	303,477	324,108	20,631	—
Expiring 04/04/22	Deutsche Bank AG	BRL	5,315	1,121,829	1,114,972	—	(6,857)
Expiring 04/04/22	JPMorgan Chase Bank, N.A.	BRL	6,142	1,276,567	1,288,367	11,800	—
Expiring 04/04/22	JPMorgan Chase Bank, N.A.	BRL	3,095	653,257	649,264	—	(3,993)
Expiring 04/04/22	JPMorgan Chase Bank, N.A.	BRL	2,255	472,746	473,050	304	—
Expiring 05/03/22	Goldman Sachs International	BRL	2,932	614,000	610,274	—	(3,726)
Expiring 05/03/22	Morgan Stanley & Co. International PLC	BRL	3,564	732,834	741,656	8,822	—
British Pound,
Expiring 04/04/22	Goldman Sachs International	GBP	310	406,684	407,493	809	—
Expiring 04/04/22	HSBC Bank PLC	GBP	340	454,354	446,927	—	(7,427)
Expiring 04/04/22	HSBC Bank PLC	GBP	338	452,702	443,645	—	(9,057)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	GBP	9,895	13,054,985	12,997,616	—	(57,369)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	GBP	115	150,120	151,194	1,074	—
Expiring 04/06/22	Bank of America, N.A.	GBP	1,284	1,710,442	1,686,634	—	(23,808)
Expiring 04/06/22	Bank of America, N.A.	GBP	662	882,486	869,589	—	(12,897)
Expiring 04/06/22	Bank of America, N.A.	GBP	176	231,693	231,189	—	(504)
Expiring 04/06/22	Citibank, N.A.	GBP	1,333	1,777,367	1,751,000	—	(26,367)
Expiring 04/06/22	Citibank, N.A.	GBP	1,322	1,747,222	1,736,551	—	(10,671)
Expiring 04/06/22	Citibank, N.A.	GBP	667	876,879	876,157	—	(722)
Expiring 04/06/22	Citibank, N.A.	GBP	662	867,378	869,588	2,210	—
Expiring 04/06/22	Citibank, N.A.	GBP	652	860,800	856,453	—	(4,347)
Expiring 04/06/22	Citibank, N.A.	GBP	652	861,063	856,453	—	(4,610)
Expiring 04/06/22	Deutsche Bank AG	GBP	663	865,086	870,902	5,816	—
Expiring 04/06/22	Deutsche Bank AG	GBP	659	864,430	865,648	1,218	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	673	884,164	884,038	—	(126)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	673	883,201	884,038	837	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	673	884,164	884,038	—	(126)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	672	884,609	882,725	—	(1,884)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	669	877,740	878,783	1,043	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	638	836,568	838,063	1,495	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	511	676,501	671,240	—	(5,261)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	490	645,016	643,653	—	(1,363)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	453	594,425	595,051	626	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	336	441,400	441,362	—	(38)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	335	441,091	440,048	—	(1,043)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	331	438,072	434,794	—	(3,278)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	328	440,101	430,853	—	(9,248)
A59

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	281	$377,159	$369,116	$—	$(8,043)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	223	291,978	292,928	950	—
Expiring 04/19/22	Barclays Bank PLC	GBP	582	765,000	763,859	—	(1,141)
Expiring 04/19/22	HSBC Bank PLC	GBP	517	693,774	679,472	—	(14,302)
Expiring 04/19/22	HSBC Bank PLC	GBP	328	431,875	430,892	—	(983)
Expiring 04/19/22	Morgan Stanley & Co. International PLC	GBP	397	532,906	521,516	—	(11,390)
Expiring 05/06/22	Citibank, N.A.	GBP	328	431,201	430,786	—	(415)
Expiring 05/06/22	Deutsche Bank AG	GBP	1,312	1,717,482	1,723,144	5,662	—
Expiring 05/06/22	Deutsche Bank AG	GBP	656	858,825	861,572	2,747	—
Expiring 05/06/22	Deutsche Bank AG	GBP	327	429,471	429,473	2	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	GBP	656	861,462	861,572	110	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	GBP	257	338,324	337,537	—	(787)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	GBP	209	275,191	274,494	—	(697)
Canadian Dollar,
Expiring 04/06/22	Bank of America, N.A.	CAD	1,125	890,906	899,882	8,976	—
Expiring 04/06/22	Bank of America, N.A.	CAD	1,120	879,152	895,883	16,731	—
Expiring 04/06/22	Bank of America, N.A.	CAD	947	746,245	757,501	11,256	—
Expiring 04/06/22	Citibank, N.A.	CAD	565	441,255	451,941	10,686	—
Expiring 04/06/22	Citibank, N.A.	CAD	560	439,737	447,941	8,204	—
Expiring 04/06/22	Citibank, N.A.	CAD	555	436,226	443,942	7,716	—
Expiring 04/06/22	Citibank, N.A.	CAD	550	432,094	439,943	7,849	—
Expiring 04/06/22	Citibank, N.A.	CAD	550	429,118	439,942	10,824	—
Expiring 04/06/22	Deutsche Bank AG	CAD	1,125	887,683	899,882	12,199	—
Expiring 04/06/22	Deutsche Bank AG	CAD	1,120	879,622	895,883	16,261	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CAD	1,260	994,073	1,007,868	13,795	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CAD	1,125	889,854	899,882	10,028	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CAD	1,110	872,863	887,884	15,021	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CAD	1,090	865,980	871,886	5,906	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CAD	1,090	866,739	871,886	5,147	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CAD	565	438,828	451,941	13,113	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CAD	565	438,617	451,940	13,323	—
Expiring 04/19/22	HSBC Bank PLC	CAD	816	653,166	652,585	—	(581)
Expiring 04/19/22	HSBC Bank PLC	CAD	346	272,313	277,032	4,719	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	CAD	730	584,356	583,841	—	(515)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	CAD	445	355,707	355,903	196	—
Chilean Peso,
Expiring 04/06/22	Citibank, N.A.	CLP	414,200	521,991	525,926	3,935	—
Expiring 04/06/22	Citibank, N.A.	CLP	208,000	259,968	264,106	4,138	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CLP	440,400	564,109	559,193	—	(4,916)
Expiring 05/06/22	Bank of America, N.A.	CLP	359,500	453,199	453,978	779	—
Expiring 05/06/22	Bank of America, N.A.	CLP	267,100	340,211	337,294	—	(2,917)
Expiring 06/15/22	Barclays Bank PLC	CLP	369,104	460,660	463,035	2,375	—
Expiring 06/15/22	Citibank, N.A.	CLP	1,019,341	1,248,000	1,278,748	30,748	—
Expiring 06/15/22	HSBC Bank PLC	CLP	995,152	1,205,000	1,248,403	43,403	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	CLP	178,435	219,410	223,844	4,434	—
Chinese Renminbi,
Expiring 04/06/22	Bank of America, N.A.	CNH	4,991	787,721	785,073	—	(2,648)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CNH	5,324	838,409	837,454	—	(955)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CNH	3,701	585,152	582,159	—	(2,993)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CNH	3,221	507,235	506,656	—	(579)
Expiring 05/23/22	HSBC Bank PLC	CNH	12,581	1,978,000	1,973,270	—	(4,730)
Expiring 05/23/22	HSBC Bank PLC	CNH	7,821	1,232,000	1,226,780	—	(5,220)
Expiring 05/23/22	HSBC Bank PLC	CNH	449	70,172	70,422	250	—
Expiring 05/23/22	Morgan Stanley & Co. International PLC	CNH	1,963	309,486	307,967	—	(1,519)
A60

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso,
Expiring 04/06/22	Citibank, N.A.	COP	908,741	$231,408	$240,648	$9,240	$—
Expiring 04/06/22	Citibank, N.A.	COP	355,675	91,024	94,189	3,165	—
Expiring 04/06/22	Citibank, N.A.	COP	256,086	65,487	67,816	2,329	—
Expiring 04/06/22	Citibank, N.A.	COP	199,178	50,965	52,745	1,780	—
Expiring 04/06/22	Citibank, N.A.	COP	184,951	47,259	48,978	1,719	—
Expiring 05/06/22	Citibank, N.A.	COP	730,631	193,796	192,715	—	(1,081)
Expiring 06/15/22	BNP Paribas S.A.	COP	1,800,704	468,080	472,108	4,028	—
Expiring 06/15/22	Citibank, N.A.	COP	2,608,160	684,000	683,807	—	(193)
Expiring 06/15/22	Citibank, N.A.	COP	2,376,655	615,000	623,111	8,111	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	COP	864,858	225,347	226,749	1,402	—
Czech Koruna,
Expiring 04/06/22	Bank of America, N.A.	CZK	7,250	324,180	328,339	4,159	—
Expiring 04/06/22	Bank of America, N.A.	CZK	3,269	139,761	148,048	8,287	—
Expiring 04/19/22	Barclays Bank PLC	CZK	29,118	1,342,169	1,316,593	—	(25,576)
Expiring 04/19/22	Citibank, N.A.	CZK	32,898	1,498,000	1,487,506	—	(10,494)
Expiring 04/19/22	Morgan Stanley & Co. International PLC	CZK	38,655	1,777,000	1,747,839	—	(29,161)
Expiring 04/19/22	Morgan Stanley & Co. International PLC	CZK	27,940	1,269,000	1,263,340	—	(5,660)
Expiring 05/06/22	Deutsche Bank AG	CZK	5,050	229,035	227,866	—	(1,169)
Euro,
Expiring 04/04/22	Barclays Bank PLC	EUR	87	95,779	96,304	525	—
Expiring 04/04/22	Barclays Bank PLC	EUR	57	62,280	63,063	783	—
Expiring 04/04/22	BNP Paribas S.A.	EUR	654	724,102	723,105	—	(997)
Expiring 04/04/22	Goldman Sachs International	EUR	585	646,381	647,054	673	—
Expiring 04/04/22	HSBC Bank PLC	EUR	1,971	2,198,347	2,180,419	—	(17,928)
Expiring 04/04/22	HSBC Bank PLC	EUR	1,170	1,273,768	1,294,576	20,808	—
Expiring 04/04/22	JPMorgan Chase Bank, N.A.	EUR	3,493	3,931,831	3,864,427	—	(67,404)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	58,893	64,580,011	65,157,753	577,742	—
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	2,877	3,171,588	3,182,869	11,281	—
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	1,135	1,256,316	1,255,358	—	(958)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	502	568,644	554,965	—	(13,679)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	451	501,249	498,445	—	(2,804)
Expiring 04/06/22	Bank of America, N.A.	EUR	982	1,081,143	1,086,515	5,372	—
Expiring 04/06/22	Bank of America, N.A.	EUR	979	1,078,660	1,083,195	4,535	—
Expiring 04/06/22	Bank of America, N.A.	EUR	778	860,740	860,803	63	—
Expiring 04/06/22	Bank of America, N.A.	EUR	637	705,618	704,796	—	(822)
Expiring 04/06/22	Bank of America, N.A.	EUR	492	541,092	544,364	3,272	—
Expiring 04/06/22	Bank of America, N.A.	EUR	491	539,987	543,257	3,270	—
Expiring 04/06/22	Bank of America, N.A.	EUR	469	518,279	518,916	637	—
Expiring 04/06/22	Bank of America, N.A.	EUR	460	504,798	508,958	4,160	—
Expiring 04/06/22	Bank of America, N.A.	EUR	360	396,115	398,315	2,200	—
Expiring 04/06/22	Bank of America, N.A.	EUR	324	356,132	358,483	2,351	—
Expiring 04/06/22	Bank of America, N.A.	EUR	324	355,728	358,484	2,756	—
Expiring 04/06/22	Bank of America, N.A.	EUR	284	314,980	314,226	—	(754)
Expiring 04/06/22	Bank of America, N.A.	EUR	134	146,830	148,262	1,432	—
Expiring 04/06/22	Citibank, N.A.	EUR	785	866,484	868,547	2,063	—
Expiring 04/06/22	Citibank, N.A.	EUR	705	771,200	780,033	8,833	—
Expiring 04/06/22	Citibank, N.A.	EUR	90	98,286	99,579	1,293	—
Expiring 04/06/22	Deutsche Bank AG	EUR	1,573	1,737,223	1,740,415	3,192	—
Expiring 04/06/22	Deutsche Bank AG	EUR	790	865,070	874,079	9,009	—
Expiring 04/06/22	Deutsche Bank AG	EUR	784	863,197	867,441	4,244	—
Expiring 04/06/22	Deutsche Bank AG	EUR	783	861,453	866,335	4,882	—
Expiring 04/06/22	Deutsche Bank AG	EUR	778	858,498	860,803	2,305	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	5,079	5,648,650	5,619,557	—	(29,093)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	2,392	2,628,275	2,646,581	18,306	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	1,763	1,983,088	1,950,636	—	(32,452)
A61

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	1,580	$1,729,990	$1,748,160	$18,170	$—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	812	886,785	898,421	11,636	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	797	878,644	881,825	3,181	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	797	878,963	881,824	2,861	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	794	882,153	878,505	—	(3,648)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	785	863,597	868,549	4,952	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	760	854,979	840,887	—	(14,092)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	719	793,227	795,523	2,296	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	612	676,745	677,135	390	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	409	449,778	452,530	2,752	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	362	402,856	400,527	—	(2,329)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	310	345,786	342,993	—	(2,793)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	261	292,703	288,778	—	(3,925)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	228	250,327	252,266	1,939	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	166	181,262	183,668	2,406	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	43	47,550	47,578	28	—
Expiring 04/19/22	Goldman Sachs International	EUR	2,189	2,420,000	2,423,386	3,386	—
Expiring 04/19/22	HSBC Bank PLC	EUR	1,264	1,406,923	1,398,975	—	(7,948)
Expiring 04/19/22	HSBC Bank PLC	EUR	365	409,998	404,064	—	(5,934)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	EUR	4,100	4,654,210	4,538,128	—	(116,082)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	EUR	1,681	1,873,000	1,860,210	—	(12,790)
Expiring 04/19/22	Morgan Stanley & Co. International PLC	EUR	693	779,802	767,020	—	(12,782)
Expiring 04/19/22	Morgan Stanley & Co. International PLC	EUR	300	343,610	332,058	—	(11,552)
Expiring 05/06/22	Deutsche Bank AG	EUR	386	429,382	427,503	—	(1,879)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	EUR	1,917	2,135,084	2,123,115	—	(11,969)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	EUR	1,132	1,263,497	1,253,712	—	(9,785)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	EUR	925	1,015,952	1,024,456	8,504	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	EUR	416	457,327	460,728	3,401	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	EUR	136	151,798	150,622	—	(1,176)
Hungarian Forint,
Expiring 04/06/22	Citibank, N.A.	HUF	127,000	366,100	382,122	16,022	—
Expiring 04/19/22	Barclays Bank PLC	HUF	333,294	988,000	1,000,996	12,996	—
Expiring 04/19/22	Barclays Bank PLC	HUF	316,640	921,000	950,978	29,978	—
Expiring 04/19/22	BNP Paribas S.A.	HUF	782,078	2,474,225	2,348,847	—	(125,378)
Expiring 04/19/22	BNP Paribas S.A.	HUF	174,041	550,606	522,705	—	(27,901)
Expiring 04/19/22	BNP Paribas S.A.	HUF	146,924	432,332	441,263	8,931	—
Expiring 04/19/22	Citibank, N.A.	HUF	202,705	601,000	608,793	7,793	—
Expiring 04/19/22	Citibank, N.A.	HUF	201,595	578,000	605,458	27,458	—
Expiring 04/19/22	HSBC Bank PLC	HUF	80,165	250,576	240,763	—	(9,813)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	HUF	185,640	562,000	557,540	—	(4,460)
Indian Rupee,
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	INR	136,030	1,794,378	1,790,585	—	(3,793)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	INR	34,310	451,091	449,371	—	(1,720)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	INR	25,730	338,909	336,995	—	(1,914)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	INR	486,789	6,307,396	6,347,946	40,550	—
Indonesian Rupiah,
Expiring 04/06/22	Deutsche Bank AG	IDR	4,265,000	299,151	297,193	—	(1,958)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	IDR	22,045,822	1,539,943	1,536,195	—	(3,748)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	IDR	2,114,000	147,667	147,308	—	(359)
Israeli Shekel,
Expiring 06/15/22	Barclays Bank PLC	ILS	817	252,883	256,533	3,650	—
Japanese Yen,
Expiring 04/06/22	Bank of America, N.A.	JPY	103,400	856,336	849,432	—	(6,904)
Expiring 04/06/22	Bank of America, N.A.	JPY	50,200	415,847	412,394	—	(3,453)
Expiring 04/06/22	Citibank, N.A.	JPY	207,600	1,801,317	1,705,437	—	(95,880)
A62

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 04/06/22	Citibank, N.A.	JPY	203,700	$1,776,572	$1,673,398	$—	$(103,174)
Expiring 04/06/22	Citibank, N.A.	JPY	105,400	863,760	865,862	2,102	—
Expiring 04/06/22	Citibank, N.A.	JPY	101,400	861,773	833,002	—	(28,771)
Expiring 04/06/22	Citibank, N.A.	JPY	51,200	431,899	420,608	—	(11,291)
Expiring 04/06/22	Deutsche Bank AG	JPY	108,367	938,911	890,236	—	(48,675)
Expiring 04/06/22	Deutsche Bank AG	JPY	102,200	863,019	839,574	—	(23,445)
Expiring 04/06/22	Deutsche Bank AG	JPY	102,000	860,087	837,931	—	(22,156)
Expiring 04/06/22	Deutsche Bank AG	JPY	101,400	861,062	833,002	—	(28,060)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	214,900	1,777,215	1,765,406	—	(11,809)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	105,200	856,426	864,219	7,793	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	102,200	860,479	839,574	—	(20,905)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	102,000	862,885	837,932	—	(24,953)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	101,900	887,944	837,110	—	(50,834)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	76,000	656,150	624,341	—	(31,809)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	61,800	537,019	507,688	—	(29,331)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	51,900	430,298	426,359	—	(3,939)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	51,200	432,554	420,609	—	(11,945)
Expiring 04/19/22	BNP Paribas S.A.	JPY	64,445	560,162	529,553	—	(30,609)
Expiring 04/19/22	HSBC Bank PLC	JPY	68,809	567,045	565,417	—	(1,628)
Expiring 04/19/22	HSBC Bank PLC	JPY	52,036	452,030	427,593	—	(24,437)
Expiring 04/19/22	The Toronto-Dominion Bank	JPY	114,556	993,795	941,331	—	(52,464)
Expiring 04/19/22	The Toronto-Dominion Bank	JPY	53,834	467,015	442,360	—	(24,655)
Mexican Peso,
Expiring 04/06/22	Bank of America, N.A.	MXN	11,260	541,398	565,531	24,133	—
Expiring 04/06/22	Bank of America, N.A.	MXN	11,260	543,883	565,532	21,649	—
Expiring 04/06/22	Bank of America, N.A.	MXN	10,960	520,752	550,464	29,712	—
Expiring 04/06/22	Bank of America, N.A.	MXN	10,600	519,684	532,383	12,699	—
Expiring 04/06/22	Bank of America, N.A.	MXN	10,420	516,386	523,342	6,956	—
Expiring 04/06/22	Bank of America, N.A.	MXN	7,060	347,133	354,587	7,454	—
Expiring 04/06/22	Citibank, N.A.	MXN	128,860	6,182,649	6,471,967	289,318	—
Expiring 04/06/22	Citibank, N.A.	MXN	10,820	522,604	543,432	20,828	—
Expiring 04/06/22	Citibank, N.A.	MXN	10,730	519,638	538,912	19,274	—
Expiring 04/06/22	Citibank, N.A.	MXN	7,260	348,300	364,632	16,332	—
Expiring 04/06/22	Citibank, N.A.	MXN	4,670	228,147	234,550	6,403	—
Expiring 04/06/22	Citibank, N.A.	MXN	4,560	218,405	229,025	10,620	—
Expiring 04/06/22	Deutsche Bank AG	MXN	4,910	242,661	246,604	3,943	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	MXN	11,060	532,496	555,486	22,990	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	MXN	10,960	520,233	550,464	30,231	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	MXN	10,880	527,289	546,446	19,157	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	MXN	7,310	348,071	367,143	19,072	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	MXN	7,280	347,713	365,636	17,923	—
Expiring 05/06/22	Citibank, N.A.	MXN	8,710	436,167	435,112	—	(1,055)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	28,467	1,388,000	1,411,664	23,664	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	12,679	583,000	628,731	45,731	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	12,651	583,000	627,345	44,345	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	3,105	151,645	153,989	2,344	—
Expiring 06/15/22	Morgan Stanley & Co. International PLC	MXN	4,506	213,625	223,456	9,831	—
New Taiwanese Dollar,
Expiring 04/06/22	Bank of America, N.A.	TWD	104,965	3,670,362	3,664,166	—	(6,196)
Expiring 04/06/22	Citibank, N.A.	TWD	24,745	866,270	863,810	—	(2,460)
Expiring 04/06/22	Citibank, N.A.	TWD	17,245	604,663	601,996	—	(2,667)
Expiring 04/06/22	Deutsche Bank AG	TWD	49,410	1,740,402	1,724,827	—	(15,575)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	TWD	49,940	1,766,537	1,743,328	—	(23,209)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	TWD	49,410	1,732,468	1,724,826	—	(7,642)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	TWD	24,625	865,554	859,621	—	(5,933)
A63

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	TWD	23,020	$799,750	$803,593	$3,843	$—
Expiring 06/15/22	The Toronto-Dominion Bank	TWD	46,100	1,613,000	1,615,544	2,544	—
New Zealand Dollar,
Expiring 04/06/22	Citibank, N.A.	NZD	2,535	1,740,835	1,756,790	15,955	—
Expiring 04/06/22	Citibank, N.A.	NZD	1,305	883,448	904,383	20,935	—
Expiring 04/06/22	Citibank, N.A.	NZD	1,270	862,085	880,128	18,043	—
Expiring 04/06/22	Citibank, N.A.	NZD	1,245	867,573	862,802	—	(4,771)
Expiring 04/06/22	Citibank, N.A.	NZD	551	382,821	381,851	—	(970)
Expiring 04/06/22	Citibank, N.A.	NZD	210	146,149	145,533	—	(616)
Expiring 04/06/22	Deutsche Bank AG	NZD	1,280	866,638	887,058	20,420	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	3,283	2,220,552	2,275,165	54,613	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	2,490	1,684,811	1,725,605	40,794	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	1,290	880,124	893,988	13,864	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	1,290	889,447	893,988	4,541	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	1,245	867,369	862,802	—	(4,567)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	210	146,303	145,533	—	(770)
Expiring 04/19/22	BNP Paribas S.A.	NZD	311	210,210	215,332	5,122	—
Expiring 04/19/22	Citibank, N.A.	NZD	906	605,000	627,640	22,640	—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	NZD	373	252,128	258,190	6,062	—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	NZD	184	128,050	127,421	—	(629)
Expiring 05/06/22	Bank of America, N.A.	NZD	1,245	859,446	862,348	2,902	—
Norwegian Krone,
Expiring 04/06/22	Citibank, N.A.	NOK	15,820	1,754,831	1,796,823	41,992	—
Expiring 04/06/22	Citibank, N.A.	NOK	15,820	1,771,721	1,796,822	25,101	—
Expiring 04/06/22	Citibank, N.A.	NOK	4,540	518,207	515,650	—	(2,557)
Expiring 04/06/22	Deutsche Bank AG	NOK	14,840	1,666,274	1,685,515	19,241	—
Expiring 04/06/22	Deutsche Bank AG	NOK	7,750	864,727	880,239	15,512	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NOK	7,910	887,289	898,412	11,123	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NOK	7,820	879,383	888,189	8,806	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NOK	7,820	880,120	888,190	8,070	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NOK	2,230	246,894	253,282	6,388	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NOK	2,040	226,773	231,701	4,928	—
Expiring 04/19/22	HSBC Bank PLC	NOK	2,326	260,468	264,084	3,616	—
Expiring 04/19/22	HSBC Bank PLC	NOK	2,243	256,523	254,761	—	(1,762)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	NOK	7,440	859,778	844,747	—	(15,031)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	NOK	2,240	260,356	254,332	—	(6,024)
Peruvian Nuevo Sol,
Expiring 04/06/22	Citibank, N.A.	PEN	947	254,673	257,333	2,660	—
Expiring 06/15/22	BNP Paribas S.A.	PEN	1,967	518,853	530,939	12,086	—
Philippine Peso,
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	PHP	27,210	523,813	525,804	1,991	—
Expiring 05/06/22	Bank of America, N.A.	PHP	17,670	340,200	340,475	275	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	123,353	2,344,000	2,368,234	24,234	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	102,144	1,934,000	1,961,050	27,050	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	67,695	1,285,000	1,299,667	14,667	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	64,669	1,227,000	1,241,568	14,568	—
Polish Zloty,
Expiring 04/06/22	Bank of America, N.A.	PLN	1,540	363,062	366,333	3,271	—
Expiring 04/06/22	Bank of America, N.A.	PLN	125	29,360	29,735	375	—
Expiring 04/06/22	Citibank, N.A.	PLN	4,695	1,089,830	1,116,840	27,010	—
Expiring 04/06/22	Citibank, N.A.	PLN	2,395	535,623	569,720	34,097	—
Expiring 04/06/22	Citibank, N.A.	PLN	1,295	309,450	308,053	—	(1,397)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	PLN	2,360	539,503	561,394	21,891	—
Expiring 04/19/22	HSBC Bank PLC	PLN	28,791	7,249,377	6,840,027	—	(409,350)
Expiring 04/19/22	HSBC Bank PLC	PLN	3,274	824,363	777,814	—	(46,549)
A64

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 04/19/22	HSBC Bank PLC	PLN	1,390	$333,088	$330,202	$—	$(2,886)
Expiring 04/19/22	HSBC Bank PLC	PLN	900	218,564	213,793	—	(4,771)
Singapore Dollar,
Expiring 06/15/22	Citibank, N.A.	SGD	2,571	1,896,000	1,896,913	913	—
Expiring 06/15/22	HSBC Bank PLC	SGD	2,030	1,494,000	1,497,475	3,475	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	SGD	2,773	2,044,000	2,045,693	1,693	—
South African Rand,
Expiring 04/06/22	Bank of America, N.A.	ZAR	13,610	883,602	930,697	47,095	—
Expiring 04/06/22	Bank of America, N.A.	ZAR	7,790	521,733	532,705	10,972	—
Expiring 04/06/22	Bank of America, N.A.	ZAR	7,700	521,038	526,551	5,513	—
Expiring 04/06/22	Citibank, N.A.	ZAR	85,200	5,481,109	5,826,254	345,145	—
Expiring 04/06/22	Citibank, N.A.	ZAR	8,370	540,296	572,368	32,072	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	ZAR	13,420	870,863	917,703	46,840	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	ZAR	13,420	871,842	917,704	45,862	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	ZAR	5,670	368,004	387,733	19,729	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	ZAR	5,190	347,604	354,910	7,306	—
Expiring 05/06/22	Bank of America, N.A.	ZAR	5,030	340,959	342,633	1,674	—
Expiring 06/15/22	HSBC Bank PLC	ZAR	3,482	233,614	235,990	2,376	—
Expiring 06/15/22	HSBC Bank PLC	ZAR	2,182	141,056	147,865	6,809	—
South Korean Won,
Expiring 04/06/22	Bank of America, N.A.	KRW	1,072,610	877,391	883,051	5,660	—
Expiring 04/06/22	Bank of America, N.A.	KRW	1,068,090	862,894	879,330	16,436	—
Expiring 04/06/22	Citibank, N.A.	KRW	2,110,240	1,729,705	1,737,303	7,598	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	5,479,047	4,531,134	4,510,750	—	(20,384)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	1,084,100	879,559	892,510	12,951	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	1,052,290	862,816	866,322	3,506	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	1,045,370	856,369	860,624	4,255	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	462,340	376,253	380,632	4,379	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	KRW	571,290	472,160	469,933	—	(2,227)
Expiring 06/15/22	Citibank, N.A.	KRW	291,943	237,607	240,160	2,553	—
Expiring 06/15/22	HSBC Bank PLC	KRW	1,487,253	1,210,000	1,223,453	13,453	—
Expiring 06/15/22	HSBC Bank PLC	KRW	1,192,997	985,000	981,389	—	(3,611)
Expiring 06/15/22	HSBC Bank PLC	KRW	697,284	564,000	573,604	9,604	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	KRW	1,092,681	897,000	898,867	1,867	—
Swedish Krona,
Expiring 04/06/22	Citibank, N.A.	SEK	19,195	1,978,558	2,041,706	63,148	—
Expiring 04/06/22	Citibank, N.A.	SEK	8,480	878,038	901,989	23,951	—
Expiring 04/06/22	Citibank, N.A.	SEK	4,090	435,839	435,039	—	(800)
Expiring 04/06/22	Deutsche Bank AG	SEK	4,360	436,679	463,758	27,079	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	16,700	1,744,035	1,776,321	32,286	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	8,690	874,582	924,325	49,743	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	8,610	876,528	915,816	39,288	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	8,170	868,327	869,015	688	—
Expiring 04/19/22	HSBC Bank PLC	SEK	2,923	313,745	310,997	—	(2,748)
Expiring 04/19/22	HSBC Bank PLC	SEK	2,223	238,348	236,472	—	(1,876)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	SEK	2,670	286,687	284,176	—	(2,511)
Swiss Franc,
Expiring 04/06/22	Bank of America, N.A.	CHF	405	432,445	438,370	5,925	—
Expiring 04/06/22	Citibank, N.A.	CHF	1,625	1,730,122	1,758,891	28,769	—
Expiring 04/06/22	Citibank, N.A.	CHF	1,615	1,729,063	1,748,067	19,004	—
Expiring 04/06/22	Citibank, N.A.	CHF	820	884,560	887,564	3,004	—
Expiring 04/06/22	Citibank, N.A.	CHF	815	865,686	882,151	16,465	—
Expiring 04/06/22	Citibank, N.A.	CHF	505	536,854	546,609	9,755	—
Expiring 04/06/22	Citibank, N.A.	CHF	405	431,105	438,370	7,265	—
Expiring 04/06/22	Deutsche Bank AG	CHF	810	868,861	876,740	7,879	—
A65

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 04/06/22	Deutsche Bank AG	CHF	810	$865,156	$876,739	$11,583	$—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CHF	810	864,028	876,740	12,712	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CHF	405	436,420	438,370	1,950	—
Expiring 04/19/22	HSBC Bank PLC	CHF	335	363,906	362,456	—	(1,450)
Expiring 05/06/22	Deutsche Bank AG	CHF	805	861,221	872,307	11,086	—
Expiring 05/06/22	Deutsche Bank AG	CHF	805	862,309	872,308	9,999	—
Expiring 05/06/22	Deutsche Bank AG	CHF	400	429,352	433,444	4,092	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	CHF	805	864,838	872,307	7,469	—
Thai Baht,
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	THB	45,720	1,374,211	1,375,030	819	—
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	THB	32,600	979,862	980,446	584	—
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	THB	7,480	228,419	224,961	—	(3,458)
Expiring 06/15/22	Goldman Sachs International	THB	36,597	1,100,000	1,101,904	1,904	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	THB	36,993	1,112,000	1,113,841	1,841	—
Turkish Lira,
Expiring 04/06/22	Deutsche Bank AG	TRY	2,197	148,546	149,292	746	—
				$410,439,646	$412,346,844	4,122,393	(2,215,195)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/06/22	Bank of America, N.A.	AUD	1,170	$864,667	$875,565	$—	$(10,898)
Expiring 04/06/22	Citibank, N.A.	AUD	1,200	864,980	898,016	—	(33,036)
Expiring 04/06/22	Citibank, N.A.	AUD	1,190	877,562	890,532	—	(12,970)
Expiring 04/06/22	Citibank, N.A.	AUD	1,150	863,893	860,599	3,294	—
Expiring 04/06/22	Deutsche Bank AG	AUD	9,229	6,707,545	6,906,488	—	(198,943)
Expiring 04/06/22	Deutsche Bank AG	AUD	6,027	4,380,363	4,510,283	—	(129,920)
Expiring 04/06/22	Deutsche Bank AG	AUD	1,220	885,578	912,982	—	(27,404)
Expiring 04/06/22	Deutsche Bank AG	AUD	1,205	884,791	901,757	—	(16,966)
Expiring 04/06/22	Deutsche Bank AG	AUD	1,205	886,207	901,758	—	(15,551)
Expiring 04/06/22	Deutsche Bank AG	AUD	605	444,942	452,750	—	(7,808)
Expiring 04/06/22	Deutsche Bank AG	AUD	600	439,325	449,007	—	(9,682)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	2,670	1,938,999	1,998,084	—	(59,085)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	2,395	1,761,858	1,792,290	—	(30,432)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	1,225	894,435	916,724	—	(22,289)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	1,215	889,351	909,240	—	(19,889)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	1,185	862,015	886,791	—	(24,776)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	1,160	866,204	868,081	—	(1,877)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	1,150	862,799	860,599	2,200	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	AUD	580	433,103	434,041	—	(938)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	AUD	2,309	1,666,934	1,728,524	—	(61,590)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	AUD	1,866	1,346,957	1,396,725	—	(49,768)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	AUD	850	606,190	636,195	—	(30,005)
Expiring 05/06/22	Deutsche Bank AG	AUD	575	431,576	430,480	1,096	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	AUD	1,145	858,857	857,216	1,641	—
Brazilian Real,
Expiring 04/04/22	Citibank, N.A.	BRL	8,410	1,775,086	1,764,236	10,850	—
Expiring 04/04/22	Citibank, N.A.	BRL	7,375	1,419,700	1,547,115	—	(127,415)
Expiring 04/04/22	Citibank, N.A.	BRL	2,325	456,599	487,735	—	(31,136)
Expiring 04/04/22	Citibank, N.A.	BRL	1,590	315,476	333,547	—	(18,071)
Expiring 04/04/22	Citibank, N.A.	BRL	905	175,619	189,849	—	(14,230)
Expiring 04/04/22	Citibank, N.A.	BRL	905	175,558	189,850	—	(14,292)
A66

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 04/04/22	Deutsche Bank AG	BRL	5,315	$1,092,048	$1,114,972	$—	$(22,924)
Expiring 04/04/22	JPMorgan Chase Bank, N.A.	BRL	5,350	1,080,699	1,122,314	—	(41,615)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	BRL	6,142	1,215,486	1,288,366	—	(72,880)
Expiring 05/03/22	Citibank, N.A.	BRL	8,130	1,695,516	1,691,932	3,584	—
Expiring 05/03/22	Citibank, N.A.	BRL	5,155	1,075,976	1,072,806	3,170	—
Expiring 05/03/22	Citibank, N.A.	BRL	1,070	221,211	222,677	—	(1,466)
Expiring 05/03/22	JPMorgan Chase Bank, N.A.	BRL	6,142	1,266,628	1,278,119	—	(11,491)
British Pound,
Expiring 04/04/22	BNP Paribas S.A.	GBP	10,998	14,898,249	14,446,875	451,374	—
Expiring 04/06/22	Bank of America, N.A.	GBP	16,576	22,081,221	21,773,869	307,352	—
Expiring 04/06/22	Bank of America, N.A.	GBP	1,973	2,628,273	2,591,690	36,583	—
Expiring 04/06/22	Bank of America, N.A.	GBP	1,333	1,758,787	1,750,999	7,788	—
Expiring 04/06/22	Bank of America, N.A.	GBP	661	864,985	868,275	—	(3,290)
Expiring 04/06/22	Bank of America, N.A.	GBP	198	258,766	260,088	—	(1,322)
Expiring 04/06/22	Citibank, N.A.	GBP	1,325	1,724,864	1,740,491	—	(15,627)
Expiring 04/06/22	Citibank, N.A.	GBP	669	881,144	878,784	2,360	—
Expiring 04/06/22	Citibank, N.A.	GBP	430	569,822	564,839	4,983	—
Expiring 04/06/22	Deutsche Bank AG	GBP	1,322	1,755,801	1,736,550	19,251	—
Expiring 04/06/22	Deutsche Bank AG	GBP	669	880,648	878,784	1,864	—
Expiring 04/06/22	Deutsche Bank AG	GBP	657	870,733	863,021	7,712	—
Expiring 04/06/22	Deutsche Bank AG	GBP	657	865,014	863,021	1,993	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	1,292	1,725,204	1,697,143	28,061	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	669	880,619	878,784	1,835	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	667	892,755	876,157	16,598	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	657	862,775	863,021	—	(246)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	410	540,066	538,567	1,499	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	GBP	173	226,285	227,249	—	(964)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	GBP	18,430	25,135,627	24,206,852	928,775	—
Expiring 05/06/22	Deutsche Bank AG	GBP	653	857,287	857,632	—	(345)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	GBP	307	403,154	403,205	—	(51)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	GBP	214	281,209	281,062	147	—
Expiring 05/06/22	Morgan Stanley & Co. International PLC	GBP	9,895	13,053,134	12,995,340	57,794	—
Canadian Dollar,
Expiring 04/06/22	Bank of America, N.A.	CAD	17,484	13,777,561	13,985,369	—	(207,808)
Expiring 04/06/22	Bank of America, N.A.	CAD	1,505	1,185,955	1,203,843	—	(17,888)
Expiring 04/06/22	Bank of America, N.A.	CAD	1,080	864,879	863,887	992	—
Expiring 04/06/22	Bank of America, N.A.	CAD	554	434,050	443,142	—	(9,092)
Expiring 04/06/22	Bank of America, N.A.	CAD	390	310,296	311,959	—	(1,663)
Expiring 04/06/22	Citibank, N.A.	CAD	2,200	1,716,255	1,759,770	—	(43,515)
Expiring 04/06/22	Citibank, N.A.	CAD	1,105	869,594	883,884	—	(14,290)
Expiring 04/06/22	Citibank, N.A.	CAD	1,100	868,768	879,885	—	(11,117)
Expiring 04/06/22	Citibank, N.A.	CAD	545	432,407	435,943	—	(3,536)
Expiring 04/06/22	Citibank, N.A.	CAD	335	264,503	267,965	—	(3,462)
Expiring 04/06/22	Citibank, N.A.	CAD	310	243,926	247,968	—	(4,042)
Expiring 04/06/22	Deutsche Bank AG	CAD	2,240	1,762,841	1,791,765	—	(28,924)
Expiring 04/06/22	Deutsche Bank AG	CAD	545	432,855	435,943	—	(3,088)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CAD	2,245	1,788,840	1,795,765	—	(6,925)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CAD	560	441,675	447,942	—	(6,267)
Expiring 04/19/22	HSBC Bank PLC	CAD	1,700	1,353,370	1,359,364	—	(5,994)
Expiring 04/19/22	HSBC Bank PLC	CAD	500	396,103	399,918	—	(3,815)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	CAD	255	203,063	203,966	—	(903)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	CAD	1,070	854,608	855,767	—	(1,159)
Chilean Peso,
Expiring 04/06/22	Bank of America, N.A.	CLP	404,900	519,902	514,117	5,785	—
Expiring 04/06/22	Bank of America, N.A.	CLP	359,500	455,351	456,471	—	(1,120)
A67

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 04/06/22	Citibank, N.A.	CLP	298,200	$369,110	$378,637	$—	$(9,527)
Expiring 06/15/22	Barclays Bank PLC	CLP	517,031	647,908	648,607	—	(699)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	CLP	826,491	1,036,000	1,036,820	—	(820)
Chinese Renminbi,
Expiring 04/06/22	Bank of America, N.A.	CNH	6,922	1,092,487	1,088,815	3,672	—
Expiring 04/06/22	Deutsche Bank AG	CNH	4,545	710,241	714,919	—	(4,678)
Expiring 04/06/22	Deutsche Bank AG	CNH	2,776	436,350	436,659	—	(309)
Expiring 04/06/22	Deutsche Bank AG	CNH	926	145,595	145,658	—	(63)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CNH	2,068	322,984	325,292	—	(2,308)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	CNH	5,324	836,746	835,842	904	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	CNH	3,221	506,228	505,682	546	—
Expiring 05/23/22	Goldman Sachs International	CNH	12,356	1,944,000	1,938,016	5,984	—
Expiring 05/23/22	JPMorgan Chase Bank, N.A.	CNH	66,983	10,487,616	10,506,146	—	(18,530)
Expiring 05/23/22	JPMorgan Chase Bank, N.A.	CNH	41,254	6,459,231	6,470,643	—	(11,412)
Expiring 05/23/22	JPMorgan Chase Bank, N.A.	CNH	7,952	1,240,000	1,247,209	—	(7,209)
Expiring 05/23/22	Morgan Stanley & Co. International PLC	CNH	11,894	1,865,000	1,865,604	—	(604)
Colombian Peso,
Expiring 04/06/22	Citibank, N.A.	COP	1,174,000	305,014	310,893	—	(5,879)
Expiring 04/06/22	Citibank, N.A.	COP	730,631	194,576	193,483	1,093	—
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	COP	2,300,431	599,398	603,126	—	(3,728)
Czech Koruna,
Expiring 04/06/22	Bank of America, N.A.	CZK	16,560	707,995	749,973	—	(41,978)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CZK	6,540	293,744	296,185	—	(2,441)
Expiring 04/19/22	Barclays Bank PLC	CZK	29,550	1,263,000	1,336,119	—	(73,119)
Expiring 04/19/22	Barclays Bank PLC	CZK	28,579	1,252,000	1,292,220	—	(40,220)
Expiring 04/19/22	Barclays Bank PLC	CZK	23,464	1,079,000	1,060,952	18,048	—
Expiring 04/19/22	Barclays Bank PLC	CZK	15,340	715,000	693,600	21,400	—
Expiring 04/19/22	Citibank, N.A.	CZK	22,316	991,000	1,009,044	—	(18,044)
Expiring 04/19/22	Citibank, N.A.	CZK	16,373	742,000	740,338	1,662	—
Danish Krone,
Expiring 04/06/22	Deutsche Bank AG	DKK	3,893	581,922	579,053	2,869	—
Euro,
Expiring 04/04/22	BNP Paribas S.A.	EUR	604	664,052	668,720	—	(4,668)
Expiring 04/04/22	JPMorgan Chase Bank, N.A.	EUR	914	1,008,273	1,011,762	—	(3,489)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	67,679	76,831,960	74,878,131	1,953,829	—
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	922	1,016,524	1,020,623	—	(4,099)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	656	728,827	725,495	3,332	—
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	547	597,035	604,913	—	(7,878)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	283	312,851	313,150	—	(299)
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	267	292,392	295,543	—	(3,151)
Expiring 04/06/22	Bank of America, N.A.	EUR	892	990,643	986,936	3,707	—
Expiring 04/06/22	Bank of America, N.A.	EUR	367	403,986	406,060	—	(2,074)
Expiring 04/06/22	Bank of America, N.A.	EUR	251	276,544	277,714	—	(1,170)
Expiring 04/06/22	Bank of America, N.A.	EUR	2	2,201	2,213	—	(12)
Expiring 04/06/22	Citibank, N.A.	EUR	2,391	2,611,123	2,645,474	—	(34,351)
Expiring 04/06/22	Citibank, N.A.	EUR	1,621	1,795,363	1,793,523	1,840	—
Expiring 04/06/22	Citibank, N.A.	EUR	997	1,107,009	1,103,111	3,898	—
Expiring 04/06/22	Citibank, N.A.	EUR	811	890,583	897,314	—	(6,731)
Expiring 04/06/22	Citibank, N.A.	EUR	802	886,088	887,357	—	(1,269)
Expiring 04/06/22	Citibank, N.A.	EUR	791	863,508	875,186	—	(11,678)
Expiring 04/06/22	Citibank, N.A.	EUR	787	865,543	870,761	—	(5,218)
Expiring 04/06/22	Citibank, N.A.	EUR	785	862,034	868,548	—	(6,514)
Expiring 04/06/22	Citibank, N.A.	EUR	528	580,781	584,195	—	(3,414)
Expiring 04/06/22	Citibank, N.A.	EUR	499	545,328	552,109	—	(6,781)
Expiring 04/06/22	Citibank, N.A.	EUR	464	514,271	513,384	887	—
A68

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/06/22	Citibank, N.A.	EUR	393	$432,341	$434,827	$—	$(2,486)
Expiring 04/06/22	Citibank, N.A.	EUR	393	436,902	434,827	2,075	—
Expiring 04/06/22	Citibank, N.A.	EUR	376	418,263	416,018	2,245	—
Expiring 04/06/22	Deutsche Bank AG	EUR	790	868,242	874,080	—	(5,838)
Expiring 04/06/22	Deutsche Bank AG	EUR	787	863,418	870,761	—	(7,343)
Expiring 04/06/22	Deutsche Bank AG	EUR	785	867,564	868,548	—	(984)
Expiring 04/06/22	Deutsche Bank AG	EUR	785	861,735	868,547	—	(6,812)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	55,535	61,763,695	61,445,590	318,105	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	2,639	2,934,985	2,919,869	15,116	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	1,570	1,725,750	1,737,095	—	(11,345)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	1,570	1,732,082	1,737,095	—	(5,013)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	938	1,033,257	1,037,831	—	(4,574)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	791	868,521	875,186	—	(6,665)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	789	868,678	872,974	—	(4,296)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	501	551,593	554,322	—	(2,729)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	496	547,939	548,790	—	(851)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	435	478,894	481,297	—	(2,403)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	403	442,904	445,891	—	(2,987)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	284	312,121	314,226	—	(2,105)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	EUR	259	286,011	286,565	—	(554)
Expiring 04/19/22	BNP Paribas S.A.	EUR	45,818	52,172,010	50,713,707	1,458,303	—
Expiring 04/19/22	HSBC Bank PLC	EUR	197	225,653	217,895	7,758	—
Expiring 04/19/22	Morgan Stanley & Co. International PLC	EUR	83,392	95,635,334	92,302,950	3,332,384	—
Expiring 04/19/22	Morgan Stanley & Co. International PLC	EUR	162	183,089	178,791	4,298	—
Expiring 05/06/22	Morgan Stanley & Co. International PLC	EUR	58,893	64,648,622	65,225,467	—	(576,845)
Hungarian Forint,
Expiring 04/06/22	Bank of America, N.A.	HUF	98,000	283,442	294,865	—	(11,423)
Expiring 04/06/22	Bank of America, N.A.	HUF	30,215	87,390	90,912	—	(3,522)
Expiring 04/19/22	BNP Paribas S.A.	HUF	308,765	977,740	927,328	50,412	—
Expiring 04/19/22	BNP Paribas S.A.	HUF	271,867	860,000	816,509	43,491	—
Expiring 04/19/22	BNP Paribas S.A.	HUF	177,186	551,200	532,150	19,050	—
Expiring 04/19/22	Citibank, N.A.	HUF	191,534	575,000	575,241	—	(241)
Expiring 04/19/22	HSBC Bank PLC	HUF	211,861	665,000	636,290	28,710	—
Expiring 04/19/22	HSBC Bank PLC	HUF	192,207	567,000	577,264	—	(10,264)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	HUF	192,647	563,000	578,584	—	(15,584)
Expiring 04/19/22	Morgan Stanley & Co. International PLC	HUF	165,019	508,800	495,609	13,191	—
Indian Rupee,
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	INR	136,030	1,803,513	1,790,585	12,928	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	INR	136,030	1,787,704	1,781,635	6,069	—
Expiring 06/15/22	Citibank, N.A.	INR	166,356	2,161,000	2,169,355	—	(8,355)
Expiring 06/15/22	HSBC Bank PLC	INR	162,017	2,090,000	2,112,771	—	(22,771)
Expiring 06/15/22	HSBC Bank PLC	INR	97,414	1,257,000	1,270,318	—	(13,318)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	INR	167,667	2,180,000	2,186,453	—	(6,453)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	INR	148,163	1,925,000	1,932,117	—	(7,117)
Indonesian Rupiah,
Expiring 04/06/22	Bank of America, N.A.	IDR	1,854,500	128,874	129,225	—	(351)
Expiring 04/06/22	Bank of America, N.A.	IDR	1,854,500	128,928	129,225	—	(297)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	IDR	22,045,822	1,535,438	1,536,195	—	(757)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	IDR	2,670,000	185,958	186,050	—	(92)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	IDR	22,045,822	1,538,223	1,535,298	2,925	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	IDR	2,114,000	147,502	147,222	280	—
Expiring 06/15/22	Goldman Sachs International	IDR	24,178,004	1,686,759	1,681,334	5,425	—
Israeli Shekel,
Expiring 04/06/22	Bank of America, N.A.	ILS	3,195	988,399	1,001,296	—	(12,897)
Expiring 06/15/22	Barclays Bank PLC	ILS	3,389	1,035,000	1,064,426	—	(29,426)
A69

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 06/15/22	Citibank, N.A.	ILS	3,504	$1,097,000	$1,100,670	$—	$(3,670)
Expiring 06/15/22	HSBC Bank PLC	ILS	4,383	1,335,000	1,376,913	—	(41,913)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	ILS	4,178	1,282,000	1,312,464	—	(30,464)
Japanese Yen,
Expiring 04/06/22	Bank of America, N.A.	JPY	101,900	878,019	837,110	40,909	—
Expiring 04/06/22	Citibank, N.A.	JPY	6,658,974	57,779,018	54,703,563	3,075,455	—
Expiring 04/06/22	Citibank, N.A.	JPY	205,100	1,773,071	1,684,899	88,172	—
Expiring 04/06/22	Citibank, N.A.	JPY	50,250	423,377	412,804	10,573	—
Expiring 04/06/22	Citibank, N.A.	JPY	34,400	298,187	282,596	15,591	—
Expiring 04/06/22	Deutsche Bank AG	JPY	104,300	853,469	856,826	—	(3,357)
Expiring 04/06/22	Deutsche Bank AG	JPY	103,200	863,993	847,790	16,203	—
Expiring 04/06/22	Deutsche Bank AG	JPY	102,400	860,619	841,217	19,402	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	204,700	1,722,442	1,681,613	40,829	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	102,600	887,386	842,861	44,525	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	100,800	862,557	828,074	34,483	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	76,800	663,057	630,913	32,144	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	50,800	437,890	417,323	20,567	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	50,800	438,987	417,323	21,664	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	JPY	50,250	429,313	412,805	16,508	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	JPY	72,934	599,710	599,554	156	—
Malaysian Ringgit,
Expiring 04/06/22	Deutsche Bank AG	MYR	7,330	1,745,197	1,737,847	7,350	—
Mexican Peso,
Expiring 04/06/22	Bank of America, N.A.	MXN	10,730	521,051	538,912	—	(17,861)
Expiring 04/06/22	Bank of America, N.A.	MXN	10,560	519,647	530,374	—	(10,727)
Expiring 04/06/22	Bank of America, N.A.	MXN	10,320	514,521	518,320	—	(3,799)
Expiring 04/06/22	Bank of America, N.A.	MXN	7,110	345,624	357,098	—	(11,474)
Expiring 04/06/22	Citibank, N.A.	MXN	35,492	1,702,891	1,782,578	—	(79,687)
Expiring 04/06/22	Citibank, N.A.	MXN	21,920	1,078,722	1,100,927	—	(22,205)
Expiring 04/06/22	Citibank, N.A.	MXN	11,960	572,397	600,689	—	(28,292)
Expiring 04/06/22	Citibank, N.A.	MXN	8,530	414,229	428,417	—	(14,188)
Expiring 04/06/22	Citibank, N.A.	MXN	8,170	390,039	410,336	—	(20,297)
Expiring 04/06/22	Citibank, N.A.	MXN	7,640	359,829	383,717	—	(23,888)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	MXN	18,450	875,238	926,647	—	(51,409)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	MXN	10,960	523,263	550,464	—	(27,201)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	MXN	10,560	519,133	530,374	—	(11,241)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	MXN	10,320	513,313	518,320	—	(5,007)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	MXN	6,830	341,144	341,196	—	(52)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	19,290	907,000	956,561	—	(49,561)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	MXN	16,634	780,000	824,852	—	(44,852)
New Taiwanese Dollar,
Expiring 04/06/22	Bank of America, N.A.	TWD	54,900	1,958,266	1,916,474	41,792	—
Expiring 04/06/22	Bank of America, N.A.	TWD	50,065	1,765,276	1,747,691	17,585	—
Expiring 04/06/22	Citibank, N.A.	TWD	24,525	863,040	856,130	6,910	—
Expiring 04/06/22	Citibank, N.A.	TWD	17,465	610,707	609,676	1,031	—
Expiring 04/06/22	Deutsche Bank AG	TWD	24,830	868,243	866,777	1,466	—
Expiring 04/06/22	Deutsche Bank AG	TWD	24,580	871,013	858,049	12,964	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	TWD	62,670	2,191,412	2,187,713	3,699	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	TWD	49,505	1,761,744	1,728,143	33,601	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	TWD	34,820	1,246,197	1,215,512	30,685	—
Expiring 05/06/22	Bank of America, N.A.	TWD	24,555	859,468	858,421	1,047	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	TWD	23,020	800,724	804,759	—	(4,035)
Expiring 06/15/22	Goldman Sachs International	TWD	235,410	8,339,008	8,249,875	89,133	—
New Zealand Dollar,
Expiring 04/06/22	Bank of America, N.A.	NZD	1,275	866,797	883,593	—	(16,796)
A70

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 04/06/22	Citibank, N.A.	NZD	1,270	$874,014	$880,128	$—	$(6,114)
Expiring 04/06/22	Citibank, N.A.	NZD	645	439,849	446,994	—	(7,145)
Expiring 04/06/22	Citibank, N.A.	NZD	635	430,247	440,063	—	(9,816)
Expiring 04/06/22	Citibank, N.A.	NZD	365	249,378	252,950	—	(3,572)
Expiring 04/06/22	Deutsche Bank AG	NZD	1,295	885,266	897,453	—	(12,187)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	5,115	3,459,679	3,544,767	—	(85,088)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	2,615	1,766,851	1,812,232	—	(45,381)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	2,615	1,781,553	1,812,231	—	(30,678)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	1,985	1,382,374	1,375,633	6,741	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	1,315	891,876	911,313	—	(19,437)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	1,295	884,922	897,453	—	(12,531)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	1,285	875,700	890,523	—	(14,823)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	1,280	868,678	887,058	—	(18,380)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	1,270	862,453	880,128	—	(17,675)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	965	659,342	668,758	—	(9,416)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NZD	655	444,057	453,924	—	(9,867)
Expiring 05/06/22	Bank of America, N.A.	NZD	2,490	1,722,144	1,724,696	—	(2,552)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	NZD	1,230	856,059	851,958	4,101	—
Norwegian Krone,
Expiring 04/06/22	Bank of America, N.A.	NOK	7,870	877,917	893,868	—	(15,951)
Expiring 04/06/22	Citibank, N.A.	NOK	7,990	888,979	907,498	—	(18,519)
Expiring 04/06/22	Citibank, N.A.	NOK	7,870	875,440	893,869	—	(18,429)
Expiring 04/06/22	Citibank, N.A.	NOK	5,290	603,396	600,834	2,562	—
Expiring 04/06/22	Deutsche Bank AG	NOK	8,107	910,275	920,786	—	(10,511)
Expiring 04/06/22	Deutsche Bank AG	NOK	7,700	875,691	874,560	1,131	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NOK	17,420	1,968,389	1,978,549	—	(10,160)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NOK	7,990	888,028	907,498	—	(19,470)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NOK	7,990	889,016	907,498	—	(18,482)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	NOK	1,822	205,716	206,941	—	(1,225)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	NOK	7,440	867,475	844,747	22,728	—
Peruvian Nuevo Sol,
Expiring 04/06/22	Citibank, N.A.	PEN	947	251,761	257,333	—	(5,572)
Expiring 05/06/22	Citibank, N.A.	PEN	947	253,990	256,636	—	(2,646)
Philippine Peso,
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	PHP	18,580	354,716	359,039	—	(4,323)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	PHP	8,630	168,098	166,765	1,333	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	PHP	27,210	522,205	524,297	—	(2,092)
Expiring 06/15/22	Deutsche Bank AG	PHP	78,300	1,498,000	1,503,277	—	(5,277)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	PHP	30,754	589,000	590,442	—	(1,442)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	PHP	90,117	1,700,966	1,730,145	—	(29,179)
Polish Zloty,
Expiring 04/06/22	Bank of America, N.A.	PLN	4,645	1,089,624	1,104,947	—	(15,323)
Expiring 04/06/22	Bank of America, N.A.	PLN	4,635	1,073,533	1,102,568	—	(29,035)
Expiring 04/06/22	Bank of America, N.A.	PLN	2,325	542,010	553,067	—	(11,057)
Expiring 04/06/22	Bank of America, N.A.	PLN	2,325	537,860	553,068	—	(15,208)
Expiring 04/06/22	Citibank, N.A.	PLN	2,575	591,207	612,538	—	(21,331)
Expiring 04/06/22	Citibank, N.A.	PLN	1,665	382,275	396,068	—	(13,793)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	PLN	5,892	1,279,000	1,399,801	—	(120,801)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	PLN	4,246	1,042,000	1,008,635	33,365	—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	PLN	4,061	1,021,000	964,890	56,110	—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	PLN	3,942	938,000	936,471	1,529	—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	PLN	3,202	756,000	760,830	—	(4,830)
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	PLN	3,103	771,000	737,145	33,855	—
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	PLN	2,900	723,000	688,980	34,020	—
Expiring 05/06/22	Bank of America, N.A.	PLN	1,015	241,612	240,723	889	—
A71

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 04/06/22	Citibank, N.A.	SGD	1,605	$1,183,432	$1,184,151	$—	$(719)
Expiring 04/06/22	Citibank, N.A.	SGD	970	715,221	715,656	—	(435)
Expiring 06/15/22	Morgan Stanley & Co. International PLC	SGD	9,183	6,748,175	6,775,099	—	(26,924)
South African Rand,
Expiring 04/06/22	Bank of America, N.A.	ZAR	13,520	878,796	924,541	—	(45,745)
Expiring 04/06/22	Bank of America, N.A.	ZAR	5,030	343,697	343,968	—	(271)
Expiring 04/06/22	Deutsche Bank AG	ZAR	8,240	538,133	563,478	—	(25,345)
Expiring 04/06/22	Deutsche Bank AG	ZAR	8,130	535,238	555,956	—	(20,718)
Expiring 04/06/22	Deutsche Bank AG	ZAR	8,130	535,679	555,956	—	(20,277)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	ZAR	27,480	1,794,026	1,879,172	—	(85,146)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	ZAR	27,220	1,770,230	1,861,392	—	(91,162)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	ZAR	5,380	351,904	367,902	—	(15,998)
Expiring 06/15/22	Barclays Bank PLC	ZAR	26,258	1,697,739	1,779,446	—	(81,707)
Expiring 06/15/22	Barclays Bank PLC	ZAR	25,572	1,685,621	1,732,933	—	(47,312)
Expiring 06/15/22	Barclays Bank PLC	ZAR	17,459	1,128,820	1,183,147	—	(54,327)
Expiring 06/15/22	Citibank, N.A.	ZAR	25,572	1,680,680	1,732,933	—	(52,253)
South Korean Won,
Expiring 04/06/22	Bank of America, N.A.	KRW	1,052,930	864,546	866,849	—	(2,303)
Expiring 04/06/22	Bank of America, N.A.	KRW	1,045,200	860,956	860,485	471	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	5,479,047	4,555,395	4,510,750	44,645	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	1,088,490	885,815	896,124	—	(10,309)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	1,065,970	880,458	877,584	2,874	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	1,065,970	879,731	877,584	2,147	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	1,049,450	863,106	863,984	—	(878)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	571,290	472,453	470,328	2,125	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	518,880	431,408	427,180	4,228	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	349,488	290,104	287,724	2,380	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	KRW	87,372	72,508	71,931	577	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	KRW	5,479,047	4,528,325	4,506,963	21,362	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	KRW	1,050,830	857,296	864,394	—	(7,098)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	KRW	1,040,500	858,215	855,896	2,319	—
Expiring 06/15/22	Citibank, N.A.	KRW	5,182,121	4,217,633	4,262,945	—	(45,312)
Swedish Krona,
Expiring 04/06/22	Citibank, N.A.	SEK	8,124	837,395	864,121	—	(26,726)
Expiring 04/06/22	Citibank, N.A.	SEK	5,897	625,458	627,243	—	(1,785)
Expiring 04/06/22	Citibank, N.A.	SEK	3,120	330,168	331,864	—	(1,696)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	17,290	1,769,156	1,839,077	—	(69,921)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	8,780	895,387	933,898	—	(38,511)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	8,530	881,099	907,307	—	(26,208)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	8,410	874,839	894,543	—	(19,704)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	8,410	876,518	894,543	—	(18,025)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	SEK	4,180	431,008	444,612	—	(13,604)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	SEK	3,150	340,193	335,264	4,929	—
Swiss Franc,
Expiring 04/06/22	Bank of America, N.A.	CHF	1,800	1,959,973	1,948,310	11,663	—
Expiring 04/06/22	Bank of America, N.A.	CHF	992	1,080,163	1,073,735	6,428	—
Expiring 04/06/22	Citibank, N.A.	CHF	805	864,158	871,328	—	(7,170)
Expiring 04/06/22	Citibank, N.A.	CHF	805	864,301	871,328	—	(7,027)
Expiring 04/06/22	Citibank, N.A.	CHF	405	441,563	438,369	3,194	—
Expiring 04/06/22	Deutsche Bank AG	CHF	815	872,344	882,152	—	(9,808)
Expiring 04/06/22	Deutsche Bank AG	CHF	810	867,254	876,739	—	(9,485)
Expiring 04/06/22	Deutsche Bank AG	CHF	810	870,820	876,740	—	(5,920)
Expiring 04/06/22	Deutsche Bank AG	CHF	405	435,410	438,370	—	(2,960)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CHF	1,640	1,786,022	1,775,127	10,895	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CHF	1,625	1,767,255	1,758,891	8,364	—
A72

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CHF	815	$867,150	$882,152	$—	$(15,002)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CHF	810	868,763	876,739	—	(7,976)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CHF	810	866,640	876,739	—	(10,099)
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CHF	405	440,956	438,369	2,587	—
Expiring 04/06/22	JPMorgan Chase Bank, N.A.	CHF	405	440,806	438,370	2,436	—
Expiring 04/19/22	Morgan Stanley & Co. International PLC	CHF	1,332	1,447,734	1,442,168	5,566	—
Expiring 05/06/22	Citibank, N.A.	CHF	800	867,468	866,889	579	—
Expiring 05/06/22	Citibank, N.A.	CHF	400	433,949	433,445	504	—
Expiring 05/06/22	Deutsche Bank AG	CHF	1,605	1,725,266	1,739,196	—	(13,930)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	CHF	795	860,826	861,471	—	(645)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	CHF	400	433,101	433,446	—	(345)
Thai Baht,
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	THB	32,600	995,517	980,446	15,071	—
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	THB	14,190	429,264	426,765	2,499	—
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	THB	11,910	361,347	358,193	3,154	—
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	THB	10,360	312,048	311,577	471	—
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	THB	9,210	275,254	276,991	—	(1,737)
Expiring 04/05/22	JPMorgan Chase Bank, N.A.	THB	7,530	231,835	226,465	5,370	—
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	THB	45,720	1,374,624	1,375,351	—	(727)
Expiring 05/06/22	JPMorgan Chase Bank, N.A.	THB	32,600	980,156	980,675	—	(519)
Expiring 06/15/22	JPMorgan Chase Bank, N.A.	THB	348,479	10,514,418	10,492,416	22,002	—
Turkish Lira,
Expiring 04/06/22	Deutsche Bank AG	TRY	7,990	532,578	542,942	—	(10,364)
Expiring 05/06/22	Deutsche Bank AG	TRY	7,990	515,698	529,223	—	(13,525)
Expiring 05/06/22	Deutsche Bank AG	TRY	7,950	525,446	526,574	—	(1,128)
				$860,105,011	$851,575,288	13,366,665	(4,836,942)
						$17,489,058	$(7,052,137)
Cross currency exchange contracts outstanding at March 31, 2022:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/19/22	Buy	AUD	872	CAD	779	$29,749	$—	Morgan Stanley & Co. International PLC
04/19/22	Buy	EUR	543	PLN	2,485	10,608	—	JPMorgan Chase Bank, N.A.
04/19/22	Buy	EUR	545	PLN	2,488	12,151	—	HSBC Bank PLC
04/19/22	Buy	PLN	11,969	EUR	2,572	—	(3,345)	Barclays Bank PLC
						$52,508	$(3,345)
Credit default swap agreements outstanding at March 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Russian Federation	12/20/25	1.000%(Q)	1,900	$1,077,004	$1,213,568	$(136,564)	HSBC Bank PLC
Russian Federation	12/20/31	1.000%(Q)	2,100	1,292,282	1,439,270	(146,988)	HSBC Bank PLC
				$2,369,286	$2,652,838	$(283,552)

A73

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Credit default swap agreements outstanding at March 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Comision Federal De Electricidad	12/20/22	1.000%(Q)	295	0.929%	$242	$1,073	$(831)	Citibank, N.A.
Devon Energy Corp.	06/20/22	1.000%(Q)	1,910	0.412%	3,103	2,356	747	Barclays Bank PLC
Hellenic Republic	12/20/28	1.000%(Q)	2,300	1.592%	(80,408)	(55,347)	(25,061)	BNP Paribas S.A.
Hellenic Republic	12/20/28	1.000%(Q)	1,200	1.592%	(41,918)	(11,001)	(30,917)	JPMorgan Chase Bank, N.A.
Hellenic Republic	12/20/31	1.000%(Q)	280	1.843%	(18,717)	(8,310)	(10,407)	Barclays Bank PLC
Hess Corp.	06/20/22	1.000%(Q)	2,550	0.328%	4,629	3,697	932	Goldman Sachs International
Newell Brands, Inc.	06/21/22	1.000%(Q)	1,710	0.250%	3,403	2,685	718	Barclays Bank PLC
Republic of Estonia	12/20/26	1.000%(Q)	240	0.644%	3,897	2,148	1,749	JPMorgan Chase Bank, N.A.
Russian Federation	03/20/25	1.000%(Q)	1,900	47.737%	(1,049,870)	(1,212,896)	163,026	HSBC Bank PLC
Russian Federation	12/20/30	1.000%(Q)	2,100	28.910%	(1,282,246)	(1,443,374)	161,128	HSBC Bank PLC
					$(2,457,885)	$(2,718,969)	$261,084

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	112,100	$(1,562,463)	$(1,833,958)	$(271,495)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
A74

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Inflation swap agreements outstanding at March 31, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreements:
EUR	2,040	03/15/27	3.280%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	$(10,516)	$—	$(10,516)	JPMorgan Chase Bank, N.A.
EUR	480	03/15/32	2.608%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	5,470	—	5,470	JPMorgan Chase Bank, N.A.
EUR	480	03/15/32	2.705%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(606)	—	(606)	JPMorgan Chase Bank, N.A.
					$(5,652)	$—	$(5,652)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at March 31, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	2,393	03/20/27	1.375%(S)	6 Month BBSW(2)(S)	$1,178	$(99,939)	$(101,117)
AUD	3,412	06/15/27	1.844%(S)	6 Month BBSW(2)(S)	5,467	(146,492)	(151,959)
AUD	9,110	12/03/31	2.750%(S)	6 Month BBSW(2)(S)	873,416	(130,285)	(1,003,701)
AUD	723	12/08/31	1.992%(S)	6 Month BBSW(2)(S)	—	(46,731)	(46,731)
AUD	793	06/15/32	2.031%(S)	6 Month BBSW(2)(S)	1,659	(57,544)	(59,203)
AUD	1,754	06/16/32	2.438%(S)	6 Month BBR(1)(S)	2,132	42,086	39,954
BRL	25,613	01/02/29	9.473%(T)	1 Day BROIS(2)(T)	—	(579,254)	(579,254)
CAD	3,380	12/03/23	2.450%(S)	3 Month CDOR(2)(S)	68,892	9,377	(59,515)
CAD	2,940	12/03/26	2.550%(S)	3 Month CDOR(2)(S)	126,679	(8,912)	(135,591)
CAD	1,493	06/15/27	2.031%(S)	3 Month CDOR(1)(S)	19,964	45,791	25,827
CAD	2,271	06/19/27	2.219%(S)	3 Month CDOR(1)(S)	496	28,517	28,021
CAD	722	06/15/32	2.094%(S)	3 Month CDOR(2)(S)	3,492	(41,244)	(44,736)
CAD	1,340	12/03/41	2.800%(S)	3 Month CDOR(2)(S)	124,582	(27,060)	(151,642)
CAD	2,030	12/03/50	2.800%(S)	3 Month CDOR(2)(S)	223,976	(13,705)	(237,681)
CHF	1,500	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)	—	(153,467)	(153,467)
CLP	264,250	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)	—	(35,375)	(35,375)
CNH	95,000	08/12/26	2.490%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(122)	47,388	47,510
CNH	114,685	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(432)	18,202	18,634
CNH	19,100	12/22/26	2.460%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	3,441	3,441
COP	9,000,000	11/09/26	6.345%(Q)	1 Day COOIS(2)(Q)	—	(159,552)	(159,552)
COP	12,890,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)	—	(425,410)	(425,410)
CZK	25,000	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)	—	(103,151)	(103,151)
EUR	33,065	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)	—	(506,053)	(506,053)
EUR	16,945	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)	—	(484,154)	(484,154)
EUR	1,509	03/20/27	0.125%(A)	6 Month EURIBOR(2)(S)	206	(56,918)	(57,124)
EUR	997	06/15/27	(0.063)%(A)	6 Month EURIBOR(1)(S)	217	60,125	59,908
EUR	455	06/15/32	0.188%(A)	6 Month EURIBOR(1)(S)	(1,925)	50,249	52,174
EUR	843	11/12/36	0.610%(A)	6 Month EURIBOR(2)(S)	—	(28,922)	(28,922)
EUR	1,720	11/12/41	0.454%(A)	6 Month EURIBOR(1)(S)	—	49,281	49,281
EUR	925	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)	—	64,165	64,165
EUR	925	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)	—	(67,816)	(67,816)
EUR	2,243	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)	—	142,014	142,014
EUR	2,243	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)	—	(151,178)	(151,178)
EUR	1,700	01/14/42	0.435%(A)	1 Day EuroSTR(2)(A)	—	(212,429)	(212,429)
EUR	2,165	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)	—	(296,283)	(296,283)
EUR	1,140	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)	—	2,372	2,372
EUR	1,140	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)	—	(5,106)	(5,106)
EUR	867	11/12/51	(0.012)%(A)	6 Month EURIBOR(2)(S)	—	(16,022)	(16,022)
GBP	1,780	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(65,128)	79,261	144,389
GBP	5,750	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(79,656)	256,037	335,693
A75

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest rate swap agreements outstanding at March 31, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	1,249	12/20/26	0.719%(A)	1 Day SONIA(1)(A)	$(2,093)	$52,801	$54,894
GBP	886	06/15/27	0.875%(A)	1 Day SONIA(1)(A)	(2,574)	56,664	59,238
GBP	3,932	12/07/30	1.009%(A)	1 Day SONIA(2)(A)	—	(269,818)	(269,818)
GBP	12,530	05/08/31	1.150%(A)	1 Day SONIA(1)(A)	(965,491)	648,890	1,614,381
GBP	595	05/08/31	1.150%(A)	1 Day SONIA(1)(A)	(13,710)	30,813	44,523
GBP	851	12/16/31	1.063%(A)	1 Day SONIA(1)(A)	(11,485)	17,337	28,822
GBP	413	06/15/32	0.750%(A)	1 Day SONIA(1)(A)	(1,257)	45,143	46,400
GBP	1,690	05/08/41	1.250%(A)	1 Day SONIA(2)(A)	257,654	(90,354)	(348,008)
GBP	1,045	05/08/42	1.250%(A)	1 Day SONIA(1)(A)	57,189	56,191	(998)
GBP	4,235	05/08/46	1.250%(A)	1 Day SONIA(2)(A)	790,724	(229,387)	(1,020,111)
HUF	488,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)	—	(308,789)	(308,789)
ILS	17,525	08/12/31	1.120%(A)	3 Month TELBOR(2)(Q)	—	(385,740)	(385,740)
JPY	970,000	07/08/23	(0.050)%(A)	1 Day TONAR(2)(A)	6,122	(6,981)	(13,103)
JPY	180,000	07/08/24	(0.050)%(A)	1 Day TONAR(2)(A)	(2,747)	(3,128)	(381)
JPY	1,400,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)	31,207	(65,175)	(96,382)
JPY	189,344	03/21/27	(0.050)%(A)	1 Day TONAR(2)(A)	(7,890)	(9,005)	(1,115)
JPY	285,000	07/08/27	(0.050)%(A)	1 Day TONAR(1)(A)	22,099	19,670	(2,429)
JPY	875,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)	8,671	(85,997)	(94,668)
JPY	885,000	07/08/31	0.000%(A)	1 Day TONAR(2)(A)	17,107	(157,118)	(174,225)
JPY	58,170	03/16/32	0.030%(A)	1 Day TONAR(1)(A)	999	10,803	9,804
JPY	80,000	07/08/32	0.050%(A)	1 Day TONAR(1)(A)	16,335	14,292	(2,043)
JPY	735,000	07/08/35	0.100%(A)	1 Day TONAR(2)(A)	19,323	(202,238)	(221,561)
JPY	532,000	07/08/41	0.250%(A)	1 Day TONAR(2)(A)	17,704	(223,192)	(240,896)
JPY	335,000	07/08/46	0.350%(A)	1 Day TONAR(2)(A)	44,055	(173,042)	(217,097)
JPY	380,500	07/08/51	0.450%(A)	1 Day TONAR(2)(A)	46,987	(206,023)	(253,010)
JPY	25,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)	(14,767)	(14,555)	212
KRW	5,430,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)	—	(395,417)	(395,417)
MXN	101,000	08/02/28	6.740%(M)	28 Day Mexican Interbank Rate(2)(M)	(282)	(374,100)	(373,818)
MXN	40,006	06/02/32	7.970%(M)	28 Day Mexican Interbank Rate(2)(M)	24,668	(28,907)	(53,575)
NOK	10,188	09/21/27	2.406%(A)	6 Month NIBOR(1)(S)	6,544	29,036	22,492
NOK	1,975	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)	—	(22,424)	(22,424)
NOK	5,184	06/15/32	1.750%(A)	6 Month NIBOR(1)(S)	(4,626)	52,718	57,344
NOK	11,454	09/15/32	2.375%(A)	6 Month NIBOR(1)(S)	1,201	13,409	12,208
NZD	2,556	06/19/27	3.130%(S)	3 Month BBR(1)(Q)	1,600	15,539	13,939
NZD	3,499	09/21/27	3.281%(S)	3 Month BBR(2)(Q)	(6,181)	(27,473)	(21,292)
NZD	7,520	08/10/31	1.876%(S)	3 Month BBR(2)(Q)	—	(630,497)	(630,497)
NZD	1,904	03/17/32	2.813%(S)	3 Month BBR(1)(Q)	3,256	29,170	25,914
NZD	816	09/21/32	3.313%(S)	3 Month BBR(2)(Q)	(183)	(6,666)	(6,483)
PLN	6,560	08/10/31	1.665%(A)	6 Month WIBOR(2)(S)	—	(344,416)	(344,416)
PLN	10,093	06/15/32	4.030%(A)	6 Month WIBOR(2)(S)	29,521	(134,620)	(164,141)
SEK	15,408	03/20/27	0.688%(A)	3 Month STIBOR(2)(Q)	(2,809)	(67,462)	(64,653)
SEK	21,605	06/15/27	0.656%(A)	3 Month STIBOR(2)(Q)	(74,850)	(136,935)	(62,085)
SEK	15,945	08/10/31	0.530%(A)	3 Month STIBOR(2)(Q)	—	(195,566)	(195,566)
SGD	1,200	07/29/31	1.120%(S)	1 Day SORA(2)(S)	(4,806)	(92,998)	(88,192)
THB	38,500	08/17/31	1.320%(S)	6 Month THBFIX(2)(S)	—	(76,461)	(76,461)
	7,200	03/04/26	1.476%(A)	1 Day SOFR(2)(A)	—	(116,855)	(116,855)
	8,070	03/04/26	1.502%(A)	1 Day SOFR(2)(A)	—	(127,043)	(127,043)
	4,032	03/04/26	1.506%(A)	1 Day SOFR(2)(A)	—	(63,191)	(63,191)
	9,507	03/04/26	1.518%(A)	1 Day SOFR(2)(A)	—	(146,902)	(146,902)
	8,896	03/20/26	1.256%(A)	1 Day SOFR(2)(A)	—	(178,139)	(178,139)
	7,410	03/20/26	1.282%(A)	1 Day SOFR(2)(A)	—	(144,738)	(144,738)
	7,415	03/20/26	1.350%(A)	1 Day SOFR(2)(A)	—	(135,503)	(135,503)
	7,395	03/20/26	1.354%(A)	1 Day SOFR(2)(A)	—	(134,584)	(134,584)
	7,430	03/20/26	1.355%(A)	1 Day SOFR(2)(A)	—	(135,012)	(135,012)
	4,450	03/20/26	1.377%(A)	1 Day SOFR(2)(A)	—	(79,071)	(79,071)
	1,485	03/20/26	1.379%(A)	1 Day SOFR(2)(A)	—	(26,331)	(26,331)
	7,382	03/20/26	1.382%(A)	1 Day SOFR(2)(A)	—	(130,409)	(130,409)
A76

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest rate swap agreements outstanding at March 31, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	7,380	03/20/26	1.399%(A)	1 Day SOFR(2)(A)	$—	$(128,029)	$(128,029)
	1,748	03/20/27	1.380%(A)	1 Day SOFR(1)(A)	16,012	39,100	23,088
	2,275	09/21/27	2.000%(A)	1 Day SOFR(2)(A)	530	(31,059)	(31,589)
	3,330	08/15/28	1.220%(A)	1 Day SOFR(1)(A)	—	173,816	173,816
	525	09/21/32	2.000%(A)	1 Day SOFR(2)(A)	(949)	(7,224)	(6,275)
	1,535	03/04/34	1.647%(A)	1 Day SOFR(1)(A)	—	56,518	56,518
	1,725	03/04/34	1.657%(A)	1 Day SOFR(1)(A)	—	62,092	62,092
	859	03/04/34	1.664%(A)	1 Day SOFR(1)(A)	—	30,366	30,366
	2,025	03/04/34	1.665%(A)	1 Day SOFR(1)(A)	—	71,485	71,485
	1,880	03/20/34	1.407%(A)	1 Day SOFR(1)(A)	—	107,803	107,803
	1,570	03/20/34	1.446%(A)	1 Day SOFR(1)(A)	—	84,618	84,618
	1,565	03/20/34	1.454%(A)	1 Day SOFR(1)(A)	—	83,368	83,368
	1,570	03/20/34	1.461%(A)	1 Day SOFR(1)(A)	—	82,615	82,615
	1,570	03/20/34	1.472%(A)	1 Day SOFR(1)(A)	—	81,119	81,119
	1,563	03/20/34	1.473%(A)	1 Day SOFR(1)(A)	—	80,622	80,622
	1,560	03/20/34	1.476%(A)	1 Day SOFR(1)(A)	—	80,038	80,038
	940	03/20/34	1.482%(A)	1 Day SOFR(1)(A)	—	47,754	47,754
	315	03/20/34	1.489%(A)	1 Day SOFR(1)(A)	—	15,811	15,811
ZAR	139,000	08/06/31	7.185%(Q)	3 Month JIBAR(2)(Q)	(4,263)	(390,067)	(385,804)
ZAR	21,000	11/05/31	7.625%(Q)	3 Month JIBAR(2)(Q)	(144)	(18,187)	(18,043)
ZAR	37,163	06/15/32	8.130%(Q)	3 Month JIBAR(2)(Q)	26,304	12,988	(13,316)
					$1,629,798	$(7,708,935)	$(9,338,733)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	295,260	09/15/26	2.633%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$407,523	$—	$407,523	JPMorgan Chase Bank, N.A.
CNH	4,606	12/15/26	2.514%(Q)	7 Day China Fixing Repo Rates(2)(Q)	2,598	—	2,598	Citibank, N.A.
CNH	5,826	12/15/26	2.540%(Q)	7 Day China Fixing Repo Rates(2)(Q)	4,325	—	4,325	JPMorgan Chase Bank, N.A.
CNH	11,722	06/15/27	2.464%(Q)	7 Day China Fixing Repo Rates(2)(Q)	192	—	192	Standard Chartered Bank
KRW	7,326,874	12/15/26	1.725%(Q)	3 Month KWCDC(2)(Q)	(271,002)	—	(271,002)	Goldman Sachs International
MYR	8,100	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)	(50,849)	(121)	(50,728)	HSBC Bank PLC
					$92,787	$(121)	$92,908

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2022:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Index(Q)	3 Month U.S. Treasury Bill(Q)	Bank of America, N.A.	3/31/23	15,144	$—	$—	$—
iBoxx USD Liquid High Yield Index(T)	1 Day SOFR +0bps(Q)	BNP Paribas S.A.	6/20/22	25,900	614,258	—	614,258
A77

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Total return swap agreements outstanding at March 31, 2022 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
U.S. Treasury Bond(T)	1 Day USOIS +5bps(T)	Goldman Sachs & Co.	5/03/22	2,499	$(188,212)	$—	$(188,212)
U.S. Treasury Bond(T)	1 Day USOIS +5bps(T)	Goldman Sachs International	5/03/22	5,236	(394,348)	—	(394,348)
					$31,698	$—	$31,698
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A78